UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2022

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)
Global X Internet of Things ETF (ticker: SNSR)
Global X FinTech ETF (ticker: FINX)
Global X Video Games & Esports ETF (ticker: HERO)
Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)
Global X Cloud Computing ETF (ticker: CLOU)
Global X Data Center REITs & Digital Infrastructure ETF (ticker: VPN)
Global X Cybersecurity ETF (ticker: BUG)
Global X Artificial Intelligence & Technology ETF (ticker: AIQ)
Global X Metaverse ETF (ticker: VR)
Global X Millennial Consumer ETF (ticker: MILN)
Global X Education ETF (ticker: EDUT)
Global X Cannabis ETF (ticker: POTX)
Global X Genomics & Biotechnology ETF (ticker: GNOM)
Global X China Biotech Innovation ETF (ticker: CHB)
Global X Telemedicine & Digital Health ETF (ticker: EDOC)
Global X Aging Population ETF (ticker: AGNG)
Global X Health & Wellness ETF (ticker: BFIT)
Global X CleanTech ETF (ticker: CTEC)
Global X U.S. Infrastructure Development ETF (ticker: PAVE)
Global X Thematic Growth ETF (ticker: GXTG)
Global X AgTech & Food Innovation ETF (ticker: KROP)
Global X Blockchain ETF (ticker: BKCH)
Global X Clean Water ETF (ticker: AQWA)
Global X Hydrogen ETF (ticker: HYDR)
Global X Solar ETF (ticker: RAYS)
Global X Wind Energy ETF (ticker: WNDY)
Global X Green Building ETF (ticker: GRNR)

Annual Report
November 30, 2022

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Management Discussion of Fund Performance	1
Schedules of Investments
Global X Robotics & Artificial Intelligence ETF	59
Global X Internet of Things ETF	63
Global X FinTech ETF	68
Global X Video Games & Esports ETF	73
Global X Autonomous & Electric Vehicles ETF	77
Global X Cloud Computing ETF	83
Global X Data Center REITs & Digital Infrastructure ETF	87
Global X Cybersecurity ETF	90
Global X Artificial Intelligence & Technology ETF	92
Global X Metaverse ETF	98
Global X Millennial Consumer ETF	101
Global X Education ETF	106
Global X Cannabis ETF	109
Global X Genomics & Biotechnology ETF	112
Global X China Biotech Innovation ETF	115
Global X Telemedicine & Digital Health ETF	117
Global X Aging Population ETF	120
Global X Health & Wellness ETF	126
Global X CleanTech ETF	131
Global X U.S. Infrastructure Development ETF	135
Global X Thematic Growth ETF	140
Global X AgTech & Food Innovation ETF	142
Global X Blockchain ETF	145
Global X Clean Water ETF	148
Global X Hydrogen ETF	152
Global X Solar ETF	155
Global X Wind Energy ETF	159
Global X Green Building ETF	162
Glossary	168
Statements of Assets and Liabilities	169
Statements of Operations	177
Statements of Changes in Net Assets	184
Financial Highlights	198
Notes to Financial Statements	216
Report of Independent Registered Public Accounting Firm	247
Disclosure of Fund Expenses	250
Approval of Investment Advisory Agreement	255
Supplemental Information	260
Trustees and Officers of the Trust	261
Notice to Shareholders	264

Table of Contents

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at http://www.sec.gov

Management Discussion of Fund Performance (unaudited)
Global X Robotics & Artificial Intelligence ETF

Global X Robotics & Artificial Intelligence ETF

The Global X Robotics & Artificial Intelligence ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Robotics & Artificial Intelligence Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that are involved in the development of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments (collectively, "Robotics & Artificial Intelligence Companies"), as defined by Indxx, LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 41.67%, while the Underlying Index decreased 41.36%. The Fund had a net asset value of $36.24 per share on November 30, 2021 and ended the reporting period with a net asset value of $21.09 per share on November 30, 2022.

During the reporting period, the highest returns came from Helix Energy Solutions Group, Inc and Rainbow Robotics, Inc, which returned 109.87% and 56.14%, respectively. The worst performers were TuSimple Holdings, Inc and Upstart Holdings, Inc, which returned -94.37% and -90.46%, respectively.

The Fund experienced negative returns during the reporting period due to high inflation, the Russia-Ukraine conflict, China lockdowns and the resulting supply shortages. These factors added pressure to the current market environment and slowed the pace of investments in robotics and artificial intelligence technology. Many Robotics & Artificial Intelligence Companies reported that semiconductor supply disruptions were causing a backlog of unfulfilled orders. Certain industry-specific detractors continued to play out during the reporting period, such as China’s weakening economy (which brings the largest share of industrial robotics demand) as well as higher input costs for Japanese companies as a result of the weaker Yen. During the reporting period, the Fund saw an average approximate sector allocation of 44% to Industrials, 35% to Information Technology, and 16% to Health Care. Geographically, the Fund maintained an average allocation of 42% to the United States, followed by Japan (36%), and Switzerland (12%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Robotics & Artificial Intelligence ETF	-41.67%	-40.67%	-0.27%	0.22%	-1.94%	-1.59%	6.33%	6.60%
Indxx Global Robotics & Artificial Intelligence Thematic Index	-41.36%	-41.36%	0.39%	0.39%	-1.50%	-1.50%	6.73%	6.73%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.63%	6.63%	6.41%	6.41%	8.89%	8.89%

Management Discussion of Fund Performance (unaudited)
Global X Robotics & Artificial Intelligence ETF

* The Fund commenced operations on September 12, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Internet of Things ETF

Global X Internet of Things ETF

The Global X Internet of Things ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Internet of Things Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that facilitate the Internet of Things (IoT) industry, including companies involved in wearable technology, home automation, connected automotive technology, sensors, networking infrastructure/ software, smart metering and energy control devices (collectively, "Internet of Things Companies"), as defined by Indxx, LLC, the provider of the Underlying Index. The Internet of Things refers to the network of physical objects (such as electronic devices, wearables, connected vehicles, infrastructure, equipment, smart home appliances, buildings) that are connected to the internet. Such objects often utilize embedded semiconductors, sensors, and software to collect, analyze, receive, and transfer data via networks enabled by technologies such as WiFi, 4G and 5G telecommunications infrastructure, and fiber optics.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 18.52%, while the Underlying Index decreased 18.33%. The Fund had a net asset value of $37.68 per share on November 30, 2021 and ended the reporting period with a net asset value of $30.54 per share on November 30, 2022.

During the reporting period, the highest returns came from Digi International Inc and Impinj, Inc, which returned 97.26% and 70.13%, respectively. The worst performers were Latch Inc and Fingerprint Cards AB, which returned -88.14% and -86.68%, respectively.

The Fund generated negative returns during the reporting period, which was in large part due to the semiconductor chip shortage caused by China's COVID-19 lockdowns and extreme weather that led to short-term operational disruptions. In addition, structural supply chain constraints acted as a headwind for Internet of Things Companies. As a result of ongoing 5G expansion efforts in developed markets, manufacturers began producing more sophisticated chips as opposed to lower-tier chips used in consumer-focused IoT devices. This resulted in higher prices and decreased availability of some connected devices, negatively affecting consumer goods sales in the short term, which in turn negatively affected the Fund's returns. During the reporting period, the average approximate sector weightings of the Fund were reported to be the highest in Information Technology, at 63%, followed by Industrials, at 19%. Geographically, the Fund maintained an average allocation of 58% to the United States stocks, followed by Taiwan (12%) and Switzerland (9%).

Management Discussion of Fund Performance (unaudited)
Global X Internet of Things ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Internet of Things ETF	-18.52%	-18.26%	10.70%	10.74%	9.67%	9.75%	12.92%	13.02%
Indxx Global Internet of Things Thematic Index	-18.33%	-18.33%	11.06%	11.06%	10.01%	10.01%	13.28%	13.28%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.63%	6.63%	6.41%	6.41%	8.89%	8.89%

* The Fund commenced operations on September 12, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X Internet of Things ETF

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous pages.

Management Discussion of Fund Performance (unaudited)
Global X FinTech ETF

Global X FinTech ETF

The Global X FinTech ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global FinTech Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that provide financial technology products and services, including companies involved in mobile payments, peer-to-peer and marketplace lending, financial analytics software and alternative currencies (collectively, "FinTech Companies"), as defined by Indxx, LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 52.58%, while the Underlying Index decreased 52.48%. The Fund had a net asset value of $45.52 per share on November 30, 2021 and ended the reporting period with a net asset value of $20.44 per share on November 30, 2022.

During the reporting period, the highest returns came from Blucora, Inc and Bottomline Technologies (de), Inc, which returned 54.73% and 27.10%, respectively. The worst performers were Bitfarms Ltd and Upstart Holdings, Inc, which returned -92.20% and -90.46%, respectively.

During the reporting period, Fintech Companies faced serious negative headwinds including surging inflation, rising interest rates, and investor fears of recession, negatively impacting the Fund’s performance. Rising interest rates had an instant negative impact on mortgage and lending businesses. Novel online lending models, such as “buy-now-pay-later”, which previously had utilized cheap capital for their lending activities, saw their costs increase with the rise in interest rates. Moreover, investor recession fears, coupled with lower consumer spending and declining household incomes, increased defaults by borrowers and lowered fees for certain Fintech Companies. Fintech Companies benefiting from retail investing also experienced declines in growth as markets came under strain and trading volumes fell. During the reporting period, the Fund’s largest average sector exposures were to Information Technology (84%) and Financials (14%). Geographically, the Fund maintained an average allocation of 70% to stocks in the United States, followed by the Netherlands (6%), and China (3%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FinTech ETF	-52.58%	-52.43%	-10.87%	-10.74%	-0.13%	-0.05%	5.99%	6.09%
Indxx Global Fintech Thematic Index	-52.48%	-52.48%	-10.48%	-10.48%	0.43%	0.43%	6.58%	6.58%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.63%	6.63%	6.41%	6.41%	8.89%	8.89%

Management Discussion of Fund Performance (unaudited)
Global X FinTech ETF

* The Fund commenced operations on September 12, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Video Games & Esports ETF

Global X Video Games & Esports ETF

The Global X Video Games & Esports ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Video Games & Esports Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased consumption related to video games and esports, including companies whose principal business is in video game development/publishing, video game and esports content distribution and streaming, operating/owning esports leagues/teams, and producing video game/esports hardware (collectively, "Video Games & Esports Companies"), as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 35.19%, while the Underlying Index decreased 34.97%. The Fund had a net asset value of $29.52 per share on November 30, 2021 and ended the reporting period with a net asset value of $18.96 per share on November 30, 2022.

During the reporting period, the highest returns came from Nexon GT Co, Ltd and Zynga Inc, which returned 62.26% and 35.66%, respectively. The worst performers were Wemade Co, Ltd and Skillz Inc, which returned -83.73% and -74.77%, respectively.

The gaming market experienced a correction as a result of the worldwide recovery from the COVID-19 pandemic, with Video Games & Esports Companies experiencing lower sales as consumer spending on video game hardware, content, and accessories fell during the reporting period, resulting in the Fund’s negative returns. This decline was further amplified by higher prices in everyday consumer spending categories such as food and fuel, as well as economic uncertainty, which limited discretionary spending. Furthermore, Video Games & Esports Companies suffered negative consequences of the Chinese government's implementation of strict limitations on minors playing video games. The scarcity of semiconductor chips negatively affected the gaming console market. During the reporting period, the Fund had an average approximate allocation of 90% to Communication Services and 9% to Information Technology. Geographically, the Fund had an average exposure of 34% to the United States, followed by 26% to Japan and 14% to South Korea.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Video Games & Esports ETF	-35.19%	-34.22%	7.09%	7.41%	8.52%	8.99%
Solactive Video Games & Esports Index	-34.97%	-34.97%	7.59%	7.59%	9.03%	9.03%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.63%	6.63%	7.41%	7.41%

Management Discussion of Fund Performance (unaudited)
Global X Video Games & Esports ETF

* The Fund commenced operations on October 25, 2019.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Autonomous & Electric Vehicles ETF

Global X Autonomous & Electric Vehicles ETF

The Global X Autonomous & Electric Vehicles ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Autonomous & Electric Vehicles Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are involved in the development of electric vehicles and/or autonomous vehicles, including companies that produce electric/hybrid vehicles, electric/hybrid vehicle components and materials, autonomous driving technology, and network connected services for transportation, (collectively, "Autonomous and Electric Vehicle Companies"), as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 24.25%, while the Underlying Index decreased 24.11%. The Fund had a net asset value of $30.41 per share on November 30, 2021 and ended the reporting period with a net asset value of $22.89 per share on November 30, 2022.

During the reporting period, the highest returns came from ATI Inc and Pilbara Minerals Limited, which returned 114.26% and 69.28%, respectively. The worst performers were Romeo Power, Inc and XPeng, Inc, which returned -82.37% and -80.35%, respectively.

The Fund generated a negative return during the reporting period due to rising input prices, supply chain disruptions, and weakened in overall automobile sales. Elevated prices for lithium, nickel, and other battery inputs for electric vehicles weighed on profitability and sentiments toward automakers during the reporting period. Autonomous and Electric Vehicle Companies were able to hike prices to pass rising costs onto customers, but generally not enough to avoid margin compression. Input prices and lead times were also negatively impacted by geopolitical events such as the conflict in Ukraine as well as COVID-19 related lockdowns in China. China’s “zero tolerance” COVID-19 policy was particularly impactful on Electric vehicle ("EV") deliveries earlier in the reporting period, as stringent lockdowns hindered manufacturing capacity for some Autonomous and Electric Vehicle Companies. Otherwise, overall automobile sales declined amidst rising costs and the prospect of economic downturn, even as EV sales growth remained strong. As such, several of the traditional automakers held by Fund reported mixed earnings results. During the reporting period, the Fund maintained an average approximate sector allocation of 35% to Consumer Discretionary, 29% to Information Technology, and 18% to Materials. Geographically, the Fund maintained an average allocation of 58% to the United States, 10% to Japan, and 6% to China.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Autonomous & Electric Vehicles ETF	-24.25%	-23.89%	18.07%	18.36%	10.81%	10.99%
Solactive Autonomous & Electric Vehicles Index	-24.11%	-24.11%	18.46%	18.46%	11.03%	11.03%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.63%	6.63%	6.56%	6.56%

Management Discussion of Fund Performance (unaudited)
Global X Autonomous & Electric Vehicles ETF

* The Fund commenced operations on April 13, 2018.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Cloud Computing ETF

Global X Cloud Computing ETF

The Global X Cloud Computing ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Cloud Computing Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed and emerging markets that are positioned to benefit from the increased adoption of cloud computing technology, including but not limited to companies whose principal business is in offering computing Software-as-a-Service, Platform-as-a-Service, Infrastructure-as-a-Service, managed server storage space and data center REITs, and/or cloud and edge computing infrastructure and hardware (collectively, “Cloud Computing Companies”), as defined by Indxx LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 39.88%, while the Underlying Index decreased 39.48%. The Fund had a net asset value of $28.38 per share on November 30, 2021 and ended the reporting period with a net asset value of $16.77 per share on November 30, 2022.

During the reporting period, the highest returns came from Anaplan, Inc and International Business Machines Corporation, which returned 48.87% and 33.54%, respectively. The worst performers were Twilio, Inc and Kingsoft Cloud Holdings Limited, which returned -82.87% and -82.52%, respectively.

The Fund posted negative returns during the reporting period due to pushback on cloud migration, recession concerns amongst investors, and rising prices of cloud platforms. Categories of software that were extremely popular during the pandemic saw demand drops during the reporting period as businesses grappled with return to normalcy following the COVID-19 pandemic. As enterprises also adjusted their spending and cut back on spending and hiring, the sales dynamics and cycles of Cloud Computing Companies were negatively affected. This hurt sales momentum of Cloud Computing Companies, and in turn negatively impacted the Fund's returns. During the reporting period, the Fund had an average approximate sector allocation of 82% to Information Technology, 9% to Communication Services, and 5% to Real Estate. Geographically, the Fund maintained an average allocation of 90% to the United States, 4% to Israel, and 3% to Canada.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Cloud Computing ETF	-39.88%	-39.95%	2.20%	2.24%	3.50%	3.63%
Indxx Global Cloud Computing Index	-39.48%	-39.48%	2.86%	2.86%	4.14%	4.14%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.63%	6.63%	7.21%	7.21%

Management Discussion of Fund Performance (unaudited)
Global X Cloud Computing ETF

* The Fund commenced operations on April 12, 2019.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

Global X Data Center REITs & Digital Infrastructure ETF

The Global X Data Center REITs & Digital Infrastructure ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Data Center REITs & Digital Infrastructure Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies that have business operations in the fields of data centers, cellular towers, and/or digital infrastructure hardware. Specifically, the Underlying Index will include securities issued by “Data Center REITs & Digital Infrastructure Companies” as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 23.11%, while the Underlying Index decreased 23.13%. The Fund had a net asset value of $17.83 per share on November 30, 2021 and ended the reporting period with a net asset value of $13.52 per share on November 30, 2022.

During the reporting period, the highest returns came from Super Micro Computer, Inc and Switch, Inc, which returned 67.06% and 26.06%, respectively. The worst performers were Cyxtera Technologies, Inc and GDS Holdings Ltd, which returned -83.63% and -71.63%, respectively.

The Fund’s performance was negatively impacted during the reporting period, due to the ongoing Russia-Ukraine conflict, which resulted in multiple economic sanctions and disruptions across the market. In addition, interest rate hikes by the Federal Reserve affected real estate investments, and looming recessionary fears further aggravated the decline. Real estate investment trusts ("REITs") invested in cellular tower technologies suffered decreased revenues due to weaknesses in the technologies of their underlying companies, as well as competitive threats from emerging satellite technologies. Some cellular tower REITs and data center REITs faced revenue pressures due to the strong U.S. dollar during the reporting period. The Fund had the highest average approximate sector exposure to the Real Estate (63%) and Information Technology (23%) sectors during the reporting period. Geographically, the Fund maintained an average sector allocation of 73% to the United States, followed by China (10%).

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Data Center REITs & Digital Infrastructure ETF	-23.11%	-23.57%	-3.80%	-4.07%
Solactive Data Center REITs & Digital Infrastructure Index	-23.13%	-23.13%	-3.77%	-3.77%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.53%	6.53%

Management Discussion of Fund Performance (unaudited)
Global X Data Center REITs & Digital Infrastructure ETF

* The Fund commenced operations on October 27, 2020.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Cybersecurity ETF

Global X Cybersecurity ETF

The Global X Cybersecurity ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Cybersecurity Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from increased adoption of cybersecurity technology, including but not limited to companies whose principal business is in the development and management of security protocols preventing intrusion and attacks to systems, networks, applications, computers, and mobile devices (collectively, "Cybersecurity Companies"), as determined by Indxx LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 27.56%, while the Underlying Index decreased 27.21%. The Fund had a net asset value of $31.75 per share on November 30, 2021 and ended the reporting period with a net asset value of $22.85 per share on November 30, 2022.

During the reporting period, the highest returns came from Tufin Software Technologies Ltd and Mandiant, Inc, which returned 56.66% and 35.42%, respectively. The worst performers were Rapid7 Inc and Okta, Inc, which returned -76.30% and -75.23%, respectively.

Cybersecurity Companies suffered during the reporting period due to the broad market sell off that adversely affected technology companies, which was a main contributor to the Fund's negative returns. Moreover, with changing economic conditions, corporate IT divisions attempted to minimize costs, which negatively impacted spending on certain categories of software and services, derailing investor confidence in cybersecurity stocks as well as other high-growth software companies. This resulted in the Fund's poor performance relative to the broad market during the reporting period. Lack of profitability for several high-growth Cybersecurity Companies decreased investor confidence, causing a sell-off by investors. During the reporting period, the Fund maintained an average approximate sector allocation of (100%) to Information Technology. Geographically, the Fund maintained an average allocation to the United States at 70% and Israel at 14%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Cybersecurity ETF	-27.56%	-27.45%	10.62%	10.52%	14.44%	15.26%
Indxx Cybersecurity Index	-27.21%	-27.21%	11.10%	11.10%	14.93%	14.93%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.63%	6.63%	7.41%	7.41%

Management Discussion of Fund Performance (unaudited)
Global X Cybersecurity ETF

* The Fund commenced operations on October 25, 2019.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Artificial Intelligence & Technology ETF

Global X Artificial Intelligence & Technology ETF

The Global X Artificial Intelligence & Technology ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Artificial Intelligence & Big Data Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the further development and utilization of artificial intelligence ("AI") technology in their products and services, as well as to companies that provide hardware which facilitates the use of artificial intelligence for the analysis of big data (collectively, "Artificial Intelligence & Big Data Companies"), as defined by Indxx, LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 31.58%, while the Underlying Index decreased 31.32%. The Fund had a net asset value of $31.58 per share on November 30, 2021 and ended the reporting period with a net asset value of $21.54 per share on November 30, 2022.

During the reporting period, the highest returns came from Super Micro Computer, Inc and Nielsen Holdings Plc, which returned 117.95% and 47.19%, respectively. The worst performers were Upstart Holdings, Inc and Twilio, Inc, which returned -90.46% and -82.87%, respectively.

The Fund’s negative performance during the reporting period was attributable to a macroeconomic environment characterized by inflation, rising rates, and recession fears among investors. Consumer electronics such as smartphones and personal computers, as well as segments such as gaming, saw weaker demand, negatively impacting semiconductor sales. Many companies initiated budget drawdowns, putting new AI projects, hiring, and technology procurement on hold. Recent U.S. export controls on China also further complicated global supply chains. During the reporting period, the Fund maintained an average approximate allocation of 62% to Information Technology, 15% to Communication Services, and 12% to Consumer Discretionary. Geographically, the Fund maintained an average exposure of 70% to the United States, 10% to China, and 4% to South Korea.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Artificial Intelligence & Technology ETF	-31.58%	-31.49%	7.92%	8.31%	8.75%	8.97%
Indxx Artificial Intelligence & Big Data Index	-31.32%	-31.32%	8.37%	8.37%	9.17%	9.17%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.63%	6.63%	6.21%	6.21%

Management Discussion of Fund Performance (unaudited)
Global X Artificial Intelligence & Technology ETF

* The Fund commenced operations on May 11, 2018.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Metaverse ETF

Global X Metaverse ETF

The Global X Metaverse ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Global X Metaverse Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies that are positioned to benefit from the development and commercialization of the metaverse. The metaverse is a set of virtual, three dimensional, real-time rendered spaces and simulations that can be experienced simultaneously by users regardless of the users’ physical location.

From the inception of the Fund to the period ended November 30, 2022 (the “reporting period”), the Fund decreased 18.87%, while the Underlying Index decreased 18.70%. The Fund had a net asset value of $24.10 per share on April 26, 2022 and ended the reporting period with a net asset value of $19.20 per share on November 30, 2022.

During the reporting period, the highest returns came from Hello Group Inc and Kingsoft Corp. Ltd, which returned 36.34% and 23.72%, respectively. The worst performers were Snap Inc and Coinbase Global Inc, which returned -64.06% and -64.03%, respectively.

The Fund generated negative returns since its inception as growth stocks within the Fund’s primary sectors of exposure, communication services and technology, underperformed due to rising interest rates and poor macroeconomic conditions. Many large-cap technology & social media companies held by the Fund also underperformed, consistent with the selloff more broadly across growth stocks. Metaverse developments and investments took a backseat as companies focused on salvaging growth in their current lines of business. During the reporting period, the Fund had an average approximate allocation of 69% to Communication Services, 24% to Information Technology, and 4% to Financials. Geographically, the Fund maintained an average exposure of 50% to the United States, followed by 22% to Japan, and 12% to China.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2022
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Metaverse ETF	-18.87%	-18.20%
Global X Metaverse Index	-18.70%	-18.70%
MSCI ACWI Index (Net)	-2.57%	-2.57%

Management Discussion of Fund Performance (unaudited)
Global X Metaverse ETF

* The Fund commenced operations on April 26, 2022.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Millennial Consumer ETF

Global X Millennial Consumer ETF

The Global X Millennial Consumer ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Millennials Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index measures the performance of U.S. listed companies that provide exposure to the Millennial generation, (“Millennial Companies”) , as defined by Indxx, LLC, the provider of the Underlying Index. The Millennial generation refers to the demographic cohort in the US with birth years ranging from 1980 to 2000.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 33.29%, while the Underlying Index decreased 33.01%. The Fund had a net asset value of $42.68 per share on November 30, 2021 and ended the reporting period with a net asset value of $28.43 per share on November 30, 2022.

During the reporting period, the highest returns came from Strategic Education, Inc and Blucora, Inc, which returned 58.55% and 54.73%, respectively. The worst performers were Carvana Co and Wayfair, Inc, which returned -97.25% and -85.22%, respectively.

Millennial Companies generated negative returns during the reporting period. The disruption caused by stagnant income growth, rising inflation, and rising student debt significantly affected millennials' ability to build wealth and led to reduced spending, which contributed to the Fund's negative returns. Millennials, who currently form the largest generation in the United States, suffered from rising prices for luxuries such as dining out, plane tickets, hotels, and even certain monthly subscriptions. Millennials, who are typically key drivers of sales growth for both homes and cars, suffered higher financing costs during the reporting period due to interest rate hikes, which affected their purchasing power. To gain exposure to these segments, the Fund maintained an average approximate sector allocation of approximately 41% to Consumer Discretionary, 26% to Communication Services, and 15% to Information Technology during the reporting period.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Millennial Consumer ETF	-33.29%	-33.33%	3.88%	3.77%	8.73%	8.69%	10.68%	10.59%
Indxx Millennials Thematic Index	-33.01%	-33.01%	4.40%	4.40%	9.28%	9.28%	11.19%	11.19%
S&P 500® Index	-9.21%	-9.21%	10.91%	10.91%	10.98%	10.98%	13.10%	13.10%

Management Discussion of Fund Performance (unaudited)
Global X Millennial Consumer ETF

* The Fund commenced operations on May 4, 2016.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Education ETF

Global X Education ETF

The Global X Education ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Education Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies globally that provide educational products and services, including companies primarily involved in digital learning and educational content/publishing, as well as early childhood education, secondary education, higher education, professional education and enterprise video and chat communication platforms, (collectively, "Education Companies"), as defined by Indxx, LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 22.82%, while the Underlying Index decreased 22.36%. The Fund had a net asset value of $28.62 per share on November 30, 2021 and ended the reporting period with a net asset value of $22.03 per share on November 30, 2022, following a 1:3 reverse share split on December 19, 2022.

During the reporting period, the highest returns came from Koolearn Technology Holding Limited and Pearson Plc, which returned 404.30% and 54.96%, respectively. The worst performers were Zhangmen Education, Inc and Skillsoft Corp, which returned -91.50% and -83.65%, respectively.

The growing popularity of open-source educational resources, free online content, and an increased threat of a substitute product or service affected the education industry's growth, resulting in negative returns for the Fund during the reporting period. Furthermore, Chinese regulators ordered all private Education Companies to halt or cease commercially viable offerings. As a result, Chinese education technology stocks suffered. This adversely affected investor sentiment across the entire education technology segment. During the reporting period, the average approximate sector weighting of the Fund was highest in Consumer Discretionary (60%), followed by Communication Services (23%) and Information Technology (14%). Geographically, the Fund maintained an average allocation of (49%) to United States stocks, followed by China (15%) and the United Kingdom (10%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Education ETF	-22.82%	-22.36%	-26.12%	-26.04%
Indxx Global Education Thematic Index	-22.36%	-22.36%	-25.72%	-25.72%
MSCI ACWI Index (Net)	-11.62%	-11.62%	8.27%	8.27%

Management Discussion of Fund Performance (unaudited)
Global X Education ETF

* The Fund commenced operations on July 10, 2020.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Cannabis ETF

Global X Cannabis ETF

The Global X Cannabis ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cannabis Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are active in the cannabis industry (collectively, "Cannabis Companies"), as defined by Solactive AG, the provider of the Underlying Index (the "Index Provider"). In order to be eligible for inclusion in the Underlying Index, a company is considered by the Index Provider to be a Cannabis Company if it derives at least 50% of its revenue, operating income, or assets from the cannabis industry.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 63.88%, while the Underlying Index decreased 64.90%. The Fund had a net asset value of $43.32 per share on November 30, 2021 and ended the reporting period with a net asset value of $14.95 per share on November 30, 2022, following a 1:6 reverse share split on June 10, 2022.

During the reporting period, the highest returns came from Fire & Flower Holdings Corp and BYND Cannasoft Enterprises, Inc, which returned 107.51% and 67.67%, respectively. The worst performers were Auxly Cannabis Group Inc and Power REIT, which returned -91.47% and -91.37%, respectively.

Continued banking restrictions on Cannabis Companies in the U.S. and rising interest rates contributed to the Fund’s negative performance over the reporting period. Ongoing impediments in meaningful cannabis regulation, such as the Secure and Far Enforcement (SAFE) Banking Act in the U.S. hampered investor sentiment. In legal markets, such as Canada, ongoing competition from the illegal cannabis market resulted in continued pricing compression. Small-capitalization companies with growth oriented profiles, including many Cannabis Companies, were particularly affected by the macroeconomic environment during the reporting period. During the reporting period, the Fund had an average approximate sector allocation of 83% to Health care and 6% to Financials. Geographically, the fund maintained an average allocation of 67% to stocks in Canada, followed by the United States (28%) and Australia (3%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Cannabis ETF	-63.88%	-64.09%	-43.18%	-43.21%	-49.06%	-49.37%
Cannabis Index	-64.90%	-64.90%	-45.78%	-45.78%	-51.39%	-51.39%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.63%	6.63%	7.57%	7.57%

Management Discussion of Fund Performance (unaudited)
Global X Cannabis ETF

* The Fund commenced operations on September 17, 2019.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Genomics & Biotechnology ETF

Global X Genomics & Biotechnology ETF

The Global X Genomics & Biotechnology ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Genomics Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from further advances in the field of genomic science and biotechnology, as well as applications thereof (collectively, "Genomics & Biotechnology Companies"), as defined by Solactive AG, the provider of the Underlying Index. Genomics business operations include the following: (i) gene editing, (ii) genomic sequencing, (iii) development and testing of genetic medicine/ therapies, (iv) computational genomics and genetic diagnostics, and/or (v) biotechnology.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 34.72%, while the Underlying Index decreased 34.47%. The Fund had a net asset value of $20.61 per share on November 30, 2021 and ended the reporting period with a net asset value of $13.45 per share on November 30, 2022.

During the reporting period, the highest returns came from Vertex Pharmaceuticals Incorporated and Verve Therapeutics, Inc, which returned 69.25% and 69.19%, respectively. The worst performers were ProQR Therapeutics NV and NanoString Technologies, Inc, which returned -90.39% and -82.99%, respectively.

The Fund generated negative returns during the reporting period, as investor concerns about interest rate hikes, higher instrument costs, regulatory factors, and an ongoing labor shortage suppressed profit margins. Ongoing macroeconomic concerns eclipsed traditional catalysts and reduced the appetite for pharmaceutical mergers and acquisitions (M&A) activity, impacting performance and valuations of smaller-capitalization Genomics firms. Broader ramifications from rising interest rates, compounded by weakening M&A interest from large pharmaceutical firms, added more scrutiny to the cash runways for genomic firms. This resulted in reprioritization of capital deployment and layoffs across Genomics & Biotechnology Companies. During the reporting period, the Fund was invested 100% in the Healthcare sector. Geographically, the Fund primarily maintained an average allocation of 88% to stocks in the United States, followed by Switzerland (4%) and Germany (4%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Genomics & Biotechnology ETF	-34.72%	-34.35%	-4.79%	-4.77%	-3.38%	-2.80%
Solactive Genomics Index	-34.47%	-34.47%	-4.37%	-4.37%	-2.91%	-2.91%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.63%	6.63%	7.31%	7.31%

Management Discussion of Fund Performance (unaudited)
Global X Genomics & Biotechnology ETF

* The Fund commenced operations on April 5, 2019.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X China Biotech Innovation ETF

Global X China Biotech Innovation ETF

The Global X China Biotech Innovation ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Biotech Innovation Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are directly involved in China’s biotechnology industry. In constructing the index, Solactive AG, the provider of the Underlying Index, utilizes FactSet Industry classifications to identify companies that are directly involved in the biotechnology industry. Only those securities classified in the biotechnology industry according to FactSet as of each rebalance date are eligible for inclusion in the Underlying Index. The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 39.24%, while the Underlying Index decreased 38.81%. The Fund had a net asset value of $15.96 per share on November 30, 2021 and ended the reporting period with a net asset value of $9.68 per share on November 30, 2022.

During the reporting period, the highest returns came from CSPC Pharmaceutical Group Limited and 3SBio, Inc, which returned 32.36% and 27.30%, respectively. The worst performers were Kintor Pharmaceutical Ltd and JW (Cayman) Therapeutics Co. Ltd, which returned -76.43% and -71.12%, respectively.

The Fund generated negative returns during the reporting period, as many biotech companies faced a cash crunch and struggled to raise capital as investors who bought shares during the COVID-19 pandemic began to move away from the sector. Ongoing macroeconomic worries overshadowed traditional biotechnology catalysts and hampered down pharmaceutical mergers and acquisitions (M&A) activity, impacting the Fund's performance. Ongoing disruptions in China due to the spread of COVID-19 and an increased focus on diversifying manufacturing capabilities also hampered the Chinese Biotechnology sector. In the U.S., President Biden signed an executive order to increase domestic biopharmaceutical production to lessen dependency on China, a move that particularly impacted China-based Biotechnology firms with significant revenue exposure to Western markets. During the reporting period, the Fund had an average approximate allocation of 96% to Health Care, and 4% to Consumer Staples. Geographically, the Fund maintained an average allocation of 93% to China, 5% to United States and 2% to Hong Kong.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Biotech Innovation ETF	-39.24%	-38.84%	-18.29%	-18.02%
Solactive China Biotech Innovation Index	-38.81%	-38.81%	-17.75%	-17.75%
MSCI Emerging Markets Index (Net)	-17.43%	-17.43%	-2.55%	-2.55%

Management Discussion of Fund Performance (unaudited)
Global X China Biotech Innovation ETF

* The Fund commenced operations on September 22, 2020.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Telemedicine & Digital Health ETF

Global X Telemedicine & Digital Health ETF

The Global X Telemedicine & Digital Health ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Telemedicine & Digital Health Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from further advances in the field of telemedicine and digital health, as well as applications thereof (collectively, "Telemedicine & Digital Health Companies"), as defined by Solactive AG, the provider of the Underlying Index (the "Index Provider"). In order to be eligible for inclusion in the Underlying Index, a company is considered by the Index Provider to be a Telemedicine & Digital Health Company if it derives at least 50% of its revenue, operating income, or assets from telemedicine and/ or digital health. Telemedicine & Digital Health Companies include those involved in the following business activities: (i) telemedicine, (ii) healthcare analytics, (iii) connected healthcare devices, and/ or (iv) administrative digitization.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 25.06%, while the Underlying Index decreased 24.68%. The Fund had a net asset value of $16.32 per share on November 30, 2021 and ended the reporting period with a net asset value of $12.23 per share on November 30, 2022.

During the reporting period, the highest returns came from Signify Health, Inc and SOC Telemed, Inc, which returned 110.6% and 47.78%, respectively. The worst performers were GoodRx Holdings, Inc and Invitae Corp, which returned -89.08% and -82.53%, respectively.

The Fund generated negative returns during the reporting period, as many telehealth flexibilities were temporary and thus phased out as the COVID-19 pandemic faded, resulting in moderated growth expectations for Telemedicine and Digital Health companies. Although many Telemedicine & Digital Health Companies continue to invest in integrated capabilities that enable long-term adoption and integration with digital health technology, uncertainty around the timing and way governments will treat the use of telemedicine and digital health slowed the industry's growth. Given an uncertain regulatory backdrop, digital health firms garnered further scrutiny regarding their path to profitability, leading to layoffs across the industry. During the reporting period, the average approximate sector weightings of the Fund were reported to be the highest in Health Care, at 88%, followed by Consumer Discretionary at 10%. Geographically, the Fund maintained an average allocation of 87% to United States stocks, followed by China (10%) and Germany (2%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Telemedicine & Digital Health ETF	-25.06%	-25.20%	-8.94%	-9.03%
Solactive Telemedicine & Digital Health Index	-24.68%	-24.68%	-8.42%	-8.42%
MSCI ACWI Index (Net)	-11.62%	-11.62%	7.29%	7.29%

Management Discussion of Fund Performance (unaudited)
Global X Telemedicine & Digital Health ETF

* The Fund commenced operations on July 29, 2020.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Aging Population ETF

Global X Aging Population ETF

The Global X Aging Population ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Aging Population Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that facilitate the demographic trend of longer average life spans and the aging of the global population, including but not limited to companies involved in biotechnology, medical devices, pharmaceuticals, senior living facilities and specialized health care services (collectively, "Aging Population Companies"), as defined by Indxx, LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 2.47%, while the Underlying Index decreased 2.35%. The Fund had a net asset value of $27.41 per share on November 30, 2021 and ended the reporting period with a net asset value of $26.46 per share on November 30, 2022.

During the reporting period, the highest returns came from Arena Pharmaceuticals, Inc and Halozyme Therapeutics, Inc, which returned 83.50% and 74.15%, respectively. The worst performers were Orpea SA and Epizyme, Inc, which returned -92.84% and -76.63%, respectively.

Businesses dedicated to serving the aging population faced labor shortages, rising costs due to high inflation, and supply chain disruptions caused by geopolitical issues, all of which suppressed margins and resulted in negative Fund returns during the reporting period. The Inflation Reduction Act (IRA) in the United States also hindered investor sentiment, as the risks to potential out-of-pocket maximums and Medicare’s ability to negotiate drug prices were expected to disproportionately affect Aging Population Companies. Aging-related services like senior homes experienced consistent labor challenges, which resulted in compressed margins. Persistent challenges posed by the COVID-19 pandemic have continued to negatively impact occupancy rates. However, the Health Care sector, and in turn, the Fund, outperformed other broad equity market indexes as investors began taking more defensive approaches to equity allocations. Over the reporting period, the Fund saw an average approximate allocation of 94% to Health Care and 6% to Real Estate. Geographically, the Fund maintained an average allocation to the United States (63%), followed by Switzerland (9%), and Japan (7%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Aging Population ETF	-2.47%	-2.28%	4.70%	4.60%	7.13%	7.08%	9.59%	10.02%
Indxx Aging Population Thematic Index	-2.35%	-2.35%	4.89%	4.89%	7.33%	7.33%	9.86%	9.86%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.63%	6.63%	6.41%	6.41%	9.36%	9.36%

Management Discussion of Fund Performance (unaudited)
Global X Aging Population ETF

* The Fund commenced operations on May 9, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Health & Wellness ETF

Global X Health & Wellness ETF

The Global X Health & Wellness ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global Health & Wellness Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that provide products and services that facilitate physical wellness through active and healthy lifestyles, including but not limited to companies involved in fitness equipment, fitness technology, athletic apparel, nutritional supplements, and organic/natural food offerings, (collectively, "Health & Wellness Companies"), as defined by Indxx, LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 23.11%, while the Underlying Index decreased 22.87%. The Fund had a net asset value of $28.04 per share on November 30, 2021 and ended the reporting period with a net asset value of $21.37 per share on November 30, 2022.

During the reporting period, the highest returns came from Cal-Maine Foods, Inc and Celsius Holdings, Inc, which returned 66.74% and 62.75%, respectively. The worst performers were WW International, Inc, and F45 Training Holdings, Inc, which returned -75.45% and -74.31%, respectively.

Rising inflation, pricing compressions, and ongoing supply chain constraints resulted in negative returns for the Fund during the reporting period. Ongoing pricing compression particularly impacted luxury retailers and gym servicers, as recessionary concerns tampered down consumer demand for fitness and wellness services and products. This particularly impacted products with high up-front costs such as at-home exercise equipment. This forced Health & Wellness Companies to reconsider new payment structures and subscription fees to help withstand ongoing headwinds. During the reporting period, the Fund had an average approximate sector allocation of 71% to Consumer Discretionary, 23% to Consumer Staples, and 6% to Health Care. Geographically, the Fund maintained an average exposure of 44% to the United States, followed by 14% to Japan, and 12% to China.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Health & Wellness ETF	-23.11%	-23.93%	0.92%	0.76%	6.15%	6.08%	6.37%	6.49%
Indxx Global Health & Wellness Thematic Index	-22.87%	-22.87%	1.27%	1.27%	6.54%	6.54%	6.80%	6.80%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.63%	6.63%	6.41%	6.41%	9.36%	9.36%

Management Discussion of Fund Performance (unaudited)
Global X Health & Wellness ETF

* The Fund commenced operations on May 9, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X CleanTech ETF

Global X CleanTech ETF

The Global X CleanTech ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Global CleanTech Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of technologies focused on improving the efficiency of renewable energy production and/or mitigating the adverse environmental effects of resource consumption, including, but not limited to, companies whose principal business is in developing technology relating to renewable energy, energy efficiency and storage, smart grid, lithium-ion batteries and/or fuel cells, and/or pollution prevention/amelioration (collectively, “CleanTech Companies”), as defined by Indxx LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 20.38%, while the Underlying Index decreased 19.99%. The Fund had a net asset value of $20.43 per share on November 30, 2021 and ended the reporting period with a net asset value of $16.20 per share on November 30, 2022.

During the reporting period, the highest returns came from First Solar, Inc and Hanwha Solutions Corporation, which returned 66.53% and 40.02%, respectively. The worst performers were Novonix Ltd and ITM Power Plc, which returned -83.38% and -79.73%, respectively.

The Fund generated negative returns during the reporting period, as elevated raw material and shipping costs, ongoing supply chain issues, and inflation suppressed margins of CleanTech Companies. In particular, high polysilicon prices added pressure on CleanTech Companies in the solar energy sector, while higher natural gas prices weighed on hydrogen producers. Additionally, policy uncertainty in the U.S. solar power sector and the Russia-Ukraine War impacted notable utility-scale project timelines within the wind and solar power sectors. During the reporting period, average sector weighting of the Fund was reported to be the highest in Industrials, at 46%, followed by Information Technology at 43%. Geographically, the Fund had an average exposure of 41% to the United States, followed by 15% to China and 14% to South Korea.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X CleanTech ETF	-20.38%	-19.44%	3.75%	4.09%
Indxx Global CleanTech Index	-19.99%	-19.99%	2.86%	2.86%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.53%	6.53%

Management Discussion of Fund Performance (unaudited)
Global X CleanTech ETF

* The Fund commenced operations on October 27, 2020.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X U.S. Infrastructure Development ETF

Global X U.S. Infrastructure Development ETF

The Global X U.S. Infrastructure Development ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx U.S. Infrastructure Development Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the performance of U.S. listed companies that provide exposure to domestic infrastructure development, including companies involved in construction and engineering; production of infrastructure raw materials, composites and products; industrial transportation; and producers/distributors of heavy construction equipment (collectively, "U.S. Infrastructure Development Companies"), as defined by Indxx, LLC, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund increased 3.48%, while the Underlying Index increased 4.08%. The Fund had a net asset value of $27.19 per share on November 30, 2021 and ended the reporting period with a net asset value of $27.94 per share on November 30, 2022.

During the reporting period, the highest returns came from ATI Inc and Steel Dynamics, Inc, which returned 114.26% and 76.97%, respectively. The worst performers were Willdan Group, Inc and Atlas Technical Consultants, Inc, which returned -56.16% and -46.44%, respectively.

The Fund generated positive returns during the reporting period due to strong demand for construction equipment and services and constructive legislative actions. High prices for construction materials such as steel and concrete directly boosted the top and bottom lines for suppliers through much of the reporting period. Although supply chain disruption translated into higher production and shipping costs for equipment manufacturers, these companies were able to pass costs along to customers to preserve margins during a period of high demand. Despite a challenging economic backdrop, positive sentiment persisted across the Fund as U.S. Infrastructure Development Companies reported strong results and rollout continued for legislature that could boost domestic construction, such as the Infrastructure Investment and Jobs Act and CHIPS Act. During the reporting period, the Fund saw an average approximate allocation of 70% to Industrials, 24% to Materials, and 3% to Utilities.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X U.S. Infrastructure Development ETF	3.48%	3.40%	17.69%	17.67%	12.28%	12.24%	12.09%	12.09%
Indxx U.S. Infrastructure Development Index	4.08%	4.08%	18.32%	18.32%	12.85%	12.85%	12.66%	12.66%
S&P 500® Index	-9.21%	-9.21%	10.91%	10.91%	10.98%	10.98%	11.88%	11.88%

Management Discussion of Fund Performance (unaudited)
Global X U.S. Infrastructure Development ETF

* The Fund commenced operations on March 6, 2017.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Thematic Growth ETF

Global X Thematic Growth ETF

The Global X Thematic Growth ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Thematic Growth Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index seeks to provide broad exposure to thematic growth strategies using a portfolio of exchange-traded funds (each, an "Underlying ETF"). The Underlying Index allocates index weights among the Underlying ETFs based on a quantitative methodology developed by Solactive AG, the provider of the Underlying Index, which is designed to determine the selection and weighting of the eligible Underlying ETFs.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 44.36%, while the Underlying Index decreased 44.51%. The Fund had a net asset value of $47.65 per share on November 30, 2021 and ended the reporting period with a net asset value of $26.14 per share on November 30, 2022.

During the reporting period, the highest returns came from the Global X Data Center REITs and Digital Infrastructure ETF and the Global X Renewable Energy Producers ETF, which returned -8.13% and -11.59%, respectively. The worst performers were Global X Cannabis ETF and Global X FinTech ETF, which returned -63.95% and -52.43%, respectively.

The Fund’s performance was negatively impacted during the reporting period due to the performance of its Underlying Funds. A portion of the negative performance can be attributed to security, sustainability, and regulatory challenges associated with blockchain technology. Additionally, rising interest rates and recessionary fears of investors affected the cost and usage of financial technology, social media, and cloud platforms which negatively impacted performance during the reporting period. Interest rate hikes by the U.S. Federal Reserve also impacted cannabis manufacturers, along with tightened regulations. Within the genomics sector, macroeconomic concerns slowed mergers and acquisitions activity, negatively impacting cash flow for firms. Meanwhile, rising prices for raw materials used in battery manufacturing, supply chain disruptions caused by the Russia-Ukraine war and COVID-19-related lockdowns in China affected the global lithium market. This resulted in prices surging and a shortage of lithium components, contributing to the Fund's negative returns. During the reporting period, the Fund had an average approximate allocation of 19% to Global X Fintech ETF, 18% to Global X Genomics & Biotechnology ETF, 17% to Global X Cloud Computing ETF, 12% to Global X Cannabis ETF, 11% to Global X Social Media ETF, 11% to Global X Lithium & Battery Tech ETF and 10% to Global X Robotics & Artificial Intelligence ETF. Among sectors, the Fund had an average approximate allocation of 30% to Information Technology, 19% to Health Care, 14% to Communication Services, 10% to Utilities and 9% to Materials.

Management Discussion of Fund Performance (unaudited)
Global X Thematic Growth ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Thematic Growth ETF	-44.36%	-44.24%	0.36%	0.42%	1.95%	2.39%
Solactive Thematic Growth Index	-44.51%	-44.51%	0.09%	0.09%	1.67%	1.67%
MSCI ACWI Index (Net)	-11.62%	-11.62%	6.63%	6.63%	7.41%	7.41%

* The Fund commenced operations on October 25, 2019.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X Thematic Growth ETF

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous pages.

Management Discussion of Fund Performance (unaudited)
Global X AgTech & Food Innovation ETF

Global X AgTech & Food Innovation ETF

The Global X AgTech & Food Innovation ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive AgTech & Food Innovation Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies that are positioned to benefit from further advances in the fields of agricultural technology (“AgTech”) and food innovation. Specifically, the Underlying Index will include securities issued by “AgTech & Food Innovation Companies” as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 20.06%, while the Underlying Index decreased 19.73%. The Fund had a net asset value of $19.76 per share on November 30, 2021 and ended the reporting period with a net asset value of $15.63 per share on November 30, 2022.

During the reporting period, the highest returns came from Archer-Daniels-Midland Company and SunOpta Inc, which returned 59.67% and 56.62%, respectively. The worst performers were Hydrofarm Holdings Group, Inc and Tattooed Chef Inc, which returned -92.39% and -90.62%, respectively.

The Fund generated a negative return during the reporting period due to generally negative investor sentiment towards growth strategies and notable underperformance by various Agtech & Food Innovation Companies. Many AgTech & Food Innovation Companies are in the earlier stages of development, and as such have been acutely affected by increasing costs. Inflation and rising interest rates made it more costly for such companies to scale operations. Additionally, inflation diminished demand for alternative foods during the reporting period, as consumers looked to less expensive staple options. For these reasons, prominent alternative food players, such as Oatly and Beyond Meat, accounted for a significant portion of the Fund’s negative performance. During the reporting period, the Fund had an average approximate allocation of 42% to Consumer Staples, 37% to Materials and 15% to Industrials. Geographically, the Fund had an average allocation of 52% to the United States, 16% to Canada, and 9% to China.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X AgTech & Food Innovation ETF	-20.06%	-20.45%	-28.89%	-28.73%
Solactive AgTech & Food Innovation Index	-19.73%	-19.73%	-28.61%	-28.61%
MSCI ACWI Index (Net)	-11.62%	-11.62%	-8.25%	-8.25%

Management Discussion of Fund Performance (unaudited)
Global X AgTech & Food Innovation ETF

* The Fund commenced operations on July 12, 2021.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Blockchain ETF

Global X Blockchain ETF

The Global X Blockchain ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Blockchain Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is maintained by Solactive, AG (the "Index Provider"). The Underlying Index represents securities of companies that have business operations in the provision of blockchain technologies as defined by the Index Provider.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 86.70%, while the Underlying Index decreased 86.95%. The Fund had a net asset value of $129.32 per share on November 30, 2021 and ended the reporting period with a net asset value of $16.39 per share on November 30, 2022 following a 1:4 reverse share split on December 19, 2022.

During the reporting period, the best performers were Applied Digital Corp. and BIGG Digital Assets Inc., which returned -16.67% and -17.88%, respectively. The worst performers were Voyager Digital Ltd and BIT Mining Limited, which returned -99.24% and -96.67%, respectively.

The Fund generated negative returns during the reporting period as a result of macroeconomic factors and industry-specific events. Macroeconomic factors, such as rising inflation and tightening monetary policies of central banks, put extreme pressure on cryptocurrencies as increased investor fears of an economic downturn shifted capital allocations to more traditional investments. These forces also destabilized a number of actors in the digital assets space, including large hedge funds, lenders, and exchanges, some of which were over-leveraged and had fragile risk-management policies in place. The failures of these and related institutions added to the pressure on digital assets by catalyzing forced selling of cryptocurrencies amid investor concerns. Declining cryptocurrency prices coupled with rising energy costs and an increase in cryptocurrency mining difficulty reduced miner profits. In addition, a reduction in trading volume subsequently affected cryptocurrency exchanges, also negatively affecting the Funds’ performance. During the reporting period, the Fund had an average approximate allocation of 71% to Information Technology, 26% to Financials, and 3% to Consumer Discretionary. Geographically, the Fund maintained an average allocation of 66% to the United States, 12% to Canada, and 11% to China. The remaining 11% of the portfolio was allocated across Germany, the United Kingdom, and Australia.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Blockchain ETF	-86.70%	-86.63%	-71.92%	-71.78%
Solactive Blockchain Index	-86.95%	-86.95%	-72.31%	-72.31%
MSCI ACWI Index (Net)	-11.62%	-11.62%	-8.25%	-8.25%

Management Discussion of Fund Performance (unaudited)
Global X Blockchain ETF

* The Fund commenced operations on July 12, 2021.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Clean Water ETF

Global X Clean Water ETF

The Global X Clean Water ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Clean Water Industry Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies expected to benefit from further advances in the provision of clean water, including, but not limited to, companies whose principal business is in water treatment, recycling (including water reclamation), purification, desalination, storage, distribution, and/or sustainability (collectively, “Clean Water Companies”), as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 13.18%, while the Underlying Index decreased 12.90%. The Fund had a net asset value of $16.73 per share on November 30, 2021 and ended the reporting period with a net asset value of $14.30 per share on November 30, 2022.

During the reporting period, the highest returns came from Sabesp (Companhia de Saneamento Básico do Estado de Sao Paulo) and Alkhorayef Water & Power Technologies, which returned 96.35% and 46.03%, respectively. The worst performers were Reliance Worldwide Corp Ltd and WPG (Shanghai) Smart Water Public Co, Ltd, which returned -51.52% and -49.92%, respectively.

The Fund generated a negative return during the reporting period due to pricing pressures and macroeconomic headwinds which impacted investor sentiment toward specific sector allocations. Clean Water Companies contended with various supply chain disruptions that contributed to elevated input costs and longer lead times. Semiconductor supply restraints remained a cause for concern for many Clean Water Companies, although this dynamic is gradually improving. In addition, the macroeconomic backdrop contributed to margin compression for several holdings within the industrials sector. Concerns over inflation, rising interest rates, and the possibility of recession also negatively impacted investor sentiment toward the significant industrials allocation within the Fund. Large companies in the utilities sector generally held up well over the reporting period, providing some balance to the Fund’s performance. During the reporting period, the Fund had an average approximate allocation of 45% to Utilities, 42% to Industrials, and 8% to Materials. Geographically, the Fund maintained an average exposure of 70% to the United States, followed by 12% to the United Kingdom, and 7% to China.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Clean Water ETF	-13.18%	-13.14%	-1.94%	-1.77%
Solactive Global Clean Water Industry Index	-12.90%	-12.90%	-1.63%	-1.63%
MSCI ACWI (Net)	-11.62%	-11.62%	-3.93%	-3.93%

Management Discussion of Fund Performance (unaudited)
Global X Clean Water ETF

* The Fund commenced operations on April 8, 2021.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Hydrogen ETF

Global X Hydrogen ETF

The Global X Hydrogen ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Hydrogen Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of hydrogen technology. Hydrogen technology includes products and services focused on the development and implementation of hydrogen gas as a renewable fuel source. Hydrogen technology may play an important role in the transition toward renewable energy and fossil fuels. Specifically, the Underlying Index will include securities issued by “Hydrogen Companies” as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 49.64%, while the Underlying Index decreased 49.59%. The Fund had a net asset value of $24.38 per share on November 30, 2021 and ended the reporting period with a net asset value of $12.27 per share on November 30, 2022.

During the reporting period, the highest returns came from Cummins, Inc and Air Products and Chemicals, Inc, which returned 23.00% and 10.64%, respectively. The worst performers were Lightning eMotors, Inc and ITM Power Plc, which returned -82.15% and -79.73%, respectively.

The Fund generated negative returns during the reporting period. Companies throughout the hydrogen value chain were impacted by rising inflation, increased prices on raw materials, natural gas, and supply chain challenges. In particular, elevated natural gas prices put pressure on producers of grey hydrogen, which is currently the most common form of hydrogen production. High costs for the manufacturing of nascent electrolyzer technologies weighed on performances of electrolyzer producers, negatively impacting the Fund's performance. Company investments into expanding manufacturing capabilities in order to meet future hydrogen demand also attributed to net losses. During the reporting period, the Fund saw an average approximate allocation of 92% to Industrials, 5% to Materials, and 3% to Consumer Discretionary. Geographically, it maintained an average allocation of 43% to the United States, 14% to the United Kingdom, and 10% to Norway.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Hydrogen ETF	-49.64%	-50.14%	-40.20%	-40.76%
Solactive Global Hydrogen Index	-49.59%	-49.59%	-40.09%	-40.09%
MSCI ACWI Index (Net)	-11.62%	-11.62%	-8.25%	-8.25%

Management Discussion of Fund Performance (unaudited)
Global X Hydrogen ETF

* The Fund commenced operations on July 12, 2021.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Solar ETF

Global X Solar ETF

The Global X Solar ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Solar Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of solar technology. Specifically, the Underlying Index consists of securities issued by “Solar Companies” as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 14.14%, while the Underlying Index decreased 13.66%. The Fund had a net asset value of $25.70 per share on November 30, 2021 and ended the reporting period with a net asset value of $22.06 per share on November 30, 2022.

During the reporting period, the highest returns came from First Solar, Inc and GCL New Energy Holdings Limited (Temporary Shares), which returned 168.53% and 89.98%, respectively. The worst performers were GCL New Energy Holdings Limited and FTC Solar, Inc, which returned -89.45% and -75.23%, respectively.

The Fund generated negative returns during the reporting period amid elevated costs throughout the entire solar power value chain due to rising inflation, tariffs, and elevated shipping and materials prices. In particular, elevated prices for polysilicon, a key material in solar photovoltaic panels, put pressure on equipment manufacturers, although these added costs often were passed down to developers. In the U.S., policy uncertainty amongst developers led to a slowdown in projects, negatively affecting their returns. Selloffs in the global equity markets also affected performance for Solar Companies. During the reporting period, the Fund had an average sector allocation of 69% to Information Technology, followed by Industrials (18%) and Utilities (10%). Geographically, the Fund had an average allocation of 57% to China, 30% to United States, and 2% to South Korea.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Solar ETF	-14.14%	-13.35%	-7.22%	-6.67%
Solactive Solar Index	-13.66%	-13.66%	-6.71%	-6.71%
MSCI ACWI Index (Net)	-11.62%	-11.62%	-10.98%	-10.98%

Management Discussion of Fund Performance (unaudited)
Global X Solar ETF

* The Fund commenced operations on September 8, 2021.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Wind Energy ETF

Global X Wind Energy ETF

The Global X Wind Energy ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Wind Energy Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies that are positioned to benefit from further advances in the field of wind energy technology. Specifically, the Underlying Index will include securities issued by “Wind Energy Companies” as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended November 30, 2022 (the “reporting period”), the Fund decreased 25.79%, while the Underlying Index decreased 25.43%. The Fund had a net asset value of $23.76 per share on November 30, 2021 and ended the reporting period with a net asset value of $17.58 per share on November 30, 2022.

During the reporting period, the highest returns came from Infrastructure & Energy Alternatives, Inc and Terna Energy SA, which returned 45.03% and 36.53%, respectively. The worst performers were Aeris Industria e Comercio de Equipamentos para Geracao deEnergia SA and Aker Offshore Wind AS, which returned -80.23% and -64.69%, respectively.

The Fund generated negative returns over the reporting period. Rising inflation, higher shipping costs, elevated materials costs, the Russian invasion of Ukraine, and supply chain disruptions continued to put pressure on wind power equipment manufacturers. These factors also impacted wind power project developers, with a notable number of project delays resulting from added cost pressures and supply chain challenges. Slow permitting processes remained another challenge for wind power developers in key markets, particularly the U.S. During the reporting period, the Fund had an average sector allocation of 56% to Utilities, followed by Industrials (40%) and Materials (4%). Geographically, the Fund maintained an average country allocation of 37% to China, 22% to Denmark, and 19% to Canada.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Wind Energy ETF	-25.79%	-24.42%	-24.31%	-23.23%
Solactive Wind Energy Index	-25.43%	-25.43%	-23.92%	-23.92%
MSCI ACWI Index (Net)	-11.62%	-11.62%	-10.98%	-10.98%

Management Discussion of Fund Performance (unaudited)
Global X Wind Energy ETF

* The Fund commenced operations on September 8, 2021.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Green Building ETF

Global X Green Building ETF

The Global X Green Building ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Green Building Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies that are positioned to benefit from increased demand for buildings that reduce or eliminate negative impacts, and/or create positive impacts, on the natural environment. Specifically, the Underlying Index will include securities issued by “Green Building Companies” as defined by Solactive AG, the provider of the Underlying Index.

From the inception of the Fund to the period ended November 30, 2022 (the “reporting period”), the Fund decreased 16.82%, while the Underlying Index decreased 16.95%. The Fund had a net asset value of $25.37 per share on April 11, 2022 and ended the reporting period with a net asset value of $20.95 per share on November 30, 2022.

During the reporting period, the highest returns came from AAON, Inc and BR Properties SA, which returned 38.14% and 28.47%, respectively. The worst performers were CIFI Holdings (Group) Co, Ltd and Lindab International AB, which returned -70.53% and -62.14%, respectively.

The Fund generated negative returns during the reporting period. Softened demand and a decline in real estate transaction volumes weighed on performance. Macro-economic headwinds, market turbulence, and rising interest rates led to an increasingly expensive debt financing environment, detracting from performance among Green Building Companies. Given the more difficult buying environment, investor sentiment became increasingly more negative, with many buyers waiting to see if conditions would improve in future quarters, detracting from the Fund's performance during the reporting period. During the reporting period, the Fund had an average sector allocation of (76%) to Real Estate, followed by Industrials (19%) and Consumer Discretionary (5%). Geographically, the Fund had an average allocation of 22% to Japan, 22% to United States, and 12% to France.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2022
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Green Building ETF	-16.82%	-16.58%
Solactive Green Building Index	-16.95%	-16.95%
MSCI ACWI Index (Net)	-7.82%	-7.82%

Management Discussion of Fund Performance (unaudited)
Global X Green Building ETF

* The Fund commenced operations on April 11, 2022.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on the previous page and above.

Schedule of Investments	november 30, 2022
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.5%
CANADA — 1.5%
Industrials — 1.5%
ATS *	605,314	$20,011,930
FINLAND — 1.1%
Industrials — 1.1%
Cargotec, Cl B	361,180	14,689,672
ISRAEL — 0.6%
Consumer Discretionary — 0.6%
Maytronics .	708,971	7,927,456
JAPAN — 35.7%
Health Care — 0.3%
CYBERDYNE * (A)	1,712,535	4,000,906
Industrials — 20.4%
Daifuku .	834,386	42,096,012
FANUC	710,738	103,727,815
Hirata	132,088	5,177,880
Shibaura Machine .	200,414	3,938,191

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
SMC	142,034	$62,863,837
Yaskawa Electric	1,759,132	56,036,561
		273,840,296
Information Technology — 15.0%
ExaWizards * (A)	1,334,898	5,510,257
Keyence	314,912	128,952,786
Omron	1,253,086	63,255,968
PKSHA Technology * (A)	284,043	3,753,585
		201,472,596
TOTAL JAPAN		479,313,798
NORWAY — 3.0%
Industrials — 3.0%
AutoStore Holdings * (A)	22,590,737	40,350,514
SOUTH KOREA — 0.6%
Industrials — 0.6%
Hyulim ROBOT *	1,559,090	2,482,533
Rainbow Robotics *	236,092	5,916,398
TOTAL SOUTH KOREA		8,398,931
SWITZERLAND — 12.4%
Health Care — 2.6%
Tecan Group	83,729	34,431,931
Industrials — 9.8%
ABB	4,149,189	127,861,652
Accelleron Industries *	199,674	4,029,108
		131,890,760
TOTAL SWITZERLAND		166,322,691
UNITED KINGDOM — 1.6%
Information Technology — 1.6%
Renishaw	478,227	21,026,725

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 43.0%
Consumer Discretionary — 0.7%
iRobot * (A)	176,431	$9,190,291
Energy — 0.6%
Helix Energy Solutions Group *	1,226,063	7,822,282
Financials — 0.8%
Upstart Holdings * (A)	552,425	10,799,909
Health Care — 13.1%
Intuitive Surgical *	547,572	148,057,993
Omnicell *	289,336	14,932,631
PROCEPT BioRobotics * (A)	288,765	12,388,018
		175,378,642
Industrials — 3.7%
AeroVironment *	163,070	15,000,809
Berkshire Grey * (A)	2,133,775	2,025,593
John Bean Technologies	208,551	19,157,495
Maxar Technologies (A)	481,706	11,572,740
TuSimple Holdings, Cl A* (A)	1,247,580	2,807,055
		50,563,692
Information Technology — 24.1%
Appian, Cl A *	265,891	10,111,835
C3.ai, Cl A *	667,020	8,677,930
Cerence *	250,512	5,138,001
Cognex	1,145,941	57,044,943
Dynatrace *	1,524,581	59,077,514
FARO Technologies *	129,271	3,867,788
NVIDIA .	671,221	113,590,730
Pegasystems .	536,922	19,463,422
PROS Holdings *	292,402	6,965,016
SoundHound AI, Cl A* (A)	1,281,745	1,640,634
UiPath, Cl A *	3,044,667	37,966,997
		323,544,810
TOTAL UNITED STATES		577,299,626
TOTAL COMMON STOCK
(Cost $1,614,881,167)		1,335,341,343

.

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X Robotics & Artificial Intelligence ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 1.4%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $19,187,001)	19,187,001	$19,187,001
	Face Amount
REPURCHASE AGREEMENT(B) — 2.0%
BNP Paribas
3.730%, dated 11/30/2022, to be
repurchased on 12/01/2022, repurchase price
$26,671,169 (collateralized by various U.S.
Treasury Obligations, ranging in par value
$1,347,752 - $3,365,969, 1.625% - 2.500%
5/15/2024 - 5/15/2031, with a total market
value of $27,392,161)
(Cost $26,668,406)	$26,668,406	26,668,406
TOTAL INVESTMENTS — 102.9%
(Cost $1,660,736,574)		$1,381,196,750

Percentages are based on Net Assets of $1,341,941,735.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at November 30, 2022.

(B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,335,341,343	$—	$—	$1,335,341,343
Short-Term Investment	19,187,001	—	—	19,187,001
Repurchase Agreement	—	26,668,406	—	26,668,406
Total Investments in Securities	$1,354,528,344	$26,668,406	$—	$1,381,196,750

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA — 2.1%
Information Technology — 2.1%
ams-OSRAM *	534,941	$4,315,462
Kontron (A)	129,130	2,047,572
TOTAL AUSTRIA		6,363,034
CANADA — 1.0%
Information Technology — 1.0%
BlackBerry * (A)	145,333	707,771
Sierra Wireless *	74,269	2,178,310
TOTAL CANADA		2,886,081
CHINA — 1.9%
Information Technology — 1.9%
NXP Semiconductors	33,131	5,825,755
FRANCE — 0.9%
Industrials — 0.9%
Legrand	35,487	2,831,067

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
ITALY — 0.3%
Information Technology — 0.3%
Datalogic (A)	114,161	$993,267
JAPAN — 1.1%
Information Technology — 1.1%
Nippon Ceramic	53,007	1,005,515
Renesas Electronics *	259,073	2,443,314
TOTAL JAPAN		3,448,829
NORWAY — 2.2%
Information Technology — 2.2%
Nordic Semiconductor *	376,306	6,687,436
SINGAPORE — 5.7%
Information Technology — 5.7%
STMicroelectronics	467,445	17,353,511
SWEDEN — 0.1%
Information Technology — 0.1%
Fingerprint Cards, Cl B *	1,121,670	322,497
SWITZERLAND — 3.3%
Industrials — 2.0%
ABB	197,391	6,082,813
Accelleron Industries *	9,861	198,979
		6,281,792
Information Technology — 1.3%
Landis+Gyr Group	56,719	3,899,338
TOTAL SWITZERLAND		10,181,130
TAIWAN — 8.6%
Information Technology — 8.6%
Advantech	1,366,721	14,726,120
eMemory Technology	148,982	7,038,026
MediaTek	191,080	4,531,932
TOTAL TAIWAN		26,296,078

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Information Technology — 0.3%
Spirent Communications	268,915	$899,906
UNITED STATES — 72.3%
Communication Services — 0.7%
Globalstar *	613,494	1,165,639
Iridium Communications *	21,065	1,118,551
		2,284,190
Consumer Discretionary — 11.5%
ADT	1,664,754	15,548,802
Garmin	162,525	15,113,200
Vivint Smart Home *	416,127	3,861,659
Vuzix * (A)	122,982	512,835
		35,036,496
Health Care — 8.6%
Butterfly Network * (A)	237,690	767,739
Dexcom *	219,160	25,483,925
		26,251,664
Industrials — 14.7%
Emerson Electric	66,274	6,347,061
Honeywell International	29,277	6,427,765
Johnson Controls International	110,137	7,317,502
Resideo Technologies *	42,009	680,546
Rockwell Automation	15,410	4,071,630
Schneider Electric	43,517	6,224,652
Sensata Technologies Holding	306,788	13,836,139
		44,905,295
Information Technology — 36.8%
Alarm.com Holdings *	97,664	4,873,434
Ambarella *	74,186	5,504,601
Analog Devices	35,230	6,056,389
Arlo Technologies *	167,944	641,546
Badger Meter	57,064	6,609,152
Belden	86,585	6,964,897
Cisco Systems	119,921	5,962,472

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Digi International *	68,071	$2,890,975
GLOBALFOUNDRIES * (A)	70,674	4,547,872
Impinj *	49,316	6,290,256
InterDigital	60,287	3,024,599
International Business Machines .	37,909	5,644,650
Itron *	87,603	4,658,727
Latch * (A)	612,501	549,965
Lattice Semiconductor *	18,226	1,327,400
NETGEAR *	55,649	1,097,955
PTC *	15,461	1,966,794
QUALCOMM .	42,757	5,408,333
Rambus *	215,620	8,275,496
Samsara, Cl A* (A)	175,644	1,673,887
Semtech *	14,096	433,311
Silicon Laboratories *	71,547	10,405,796
Skyworks Solutions	169,840	16,240,101
SmartRent, Cl A* (A)	378,750	920,362
Synaptics *	6,464	684,990
		112,653,960
TOTAL UNITED STATES		221,131,605
TOTAL COMMON STOCK
(Cost $287,513,955)		305,220,196
SHORT-TERM INVESTMENT(B)(C) — 1.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $3,325,055)	3,325,055	3,325,055

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X Internet of Things ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 1.5%
BNP Paribas
3.730%, dated 11/30/2022, to be repurchased
on 12/01/2022, repurchase price $4,622,041
(collateralized by various U.S. Treasury
Obligations, ranging in par value $233,562
- $583,313, 1.625% - 2.500%, 5/15/2024
- 5/15/2031, with a total market value of
$4,746,985)
(Cost $4,621,562)	$4,621,562	$4,621,562
TOTAL INVESTMENTS — 102.4%
(Cost $295,460,572)		$313,166,813

Percentages are based on Net Assets of $305,696,685.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at November 30, 2022.

 (B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$305,220,196	$—	$—	$305,220,196
Short-Term Investment	3,325,055	—	—	3,325,055
Repurchase Agreement	—	4,621,562	—	4,621,562
Total Investments in Securities	$308,545,251	$4,621,562	$—	$313,166,813

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 1.3%
Financials — 0.9%
HUB24	112,735	$2,038,458
Zip * (A)	4,458,092	2,209,326
		4,247,784
Information Technology — 0.4%
IRESS	264,774	1,686,300
TOTAL AUSTRALIA		5,934,084
BRAZIL — 1.7%
Information Technology — 1.7%
Pagseguro Digital, Cl A *	278,841	2,936,196
StoneCo, Cl A *	391,443	4,572,054
TOTAL BRAZIL		7,508,250
CANADA — 1.2%
Information Technology — 1.2%
Bitfarms * (A)	1,114,439	657,632
Hive Blockchain Technologies * (A)	482,683	1,011,153
Hut 8 Mining * (A)	930,517	1,105,062
Nuvei *	92,281	2,822,136
TOTAL CANADA		5,595,983
CHINA — 2.0%
Financials — 1.4%
Lufax Holding ADR	3,320,145	6,175,470
The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.6%
Linklogis, Cl B *	2,821,200	$1,416,835
Yeahka * (A)	629,814	1,570,198
		2,987,033
TOTAL CHINA		9,162,503
DENMARK — 0.8%
Information Technology — 0.8%
SimCorp	56,666	3,598,252
GERMANY — 0.2%
Financials — 0.2%
Hypoport *	9,206	986,763
ISRAEL — 0.3%
Information Technology — 0.3%
Sapiens International (A)	77,548	1,509,084
ITALY — 3.5%
Information Technology — 3.5%
Nexi *	1,832,270	15,855,022
JAPAN — 0.3%
Financials — 0.3%
WealthNavi * (A)	115,848	1,242,830
NETHERLANDS — 6.8%
Information Technology — 6.8%
Adyen *	20,647	31,119,315
NEW ZEALAND — 2.2%
Information Technology — 2.2%
Xero *	208,837	9,879,552
SOUTH KOREA — 1.6%
Information Technology — 1.6%
Kakaopay * (A)	185,460	7,438,931

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 1.7%
Financials — 0.3%
Leonteq .	26,634	$1,214,639
Information Technology — 1.4%
Temenos	104,216	6,241,475
TOTAL SWITZERLAND		7,456,114
UNITED KINGDOM — 2.4%
Information Technology — 2.4%
Wise, Cl A *	1,428,380	11,002,455
UNITED STATES — 73.1%
Financials — 7.2%
Bakkt Holdings * (A)	645,453	1,142,452
Blucora *	81,434	2,039,922
Coinbase Global, Cl A* (A)	242,814	11,103,884
Lemonade * (A)	86,976	1,726,473
LendingClub *	144,015	1,484,795
LendingTree *	27,522	659,152
Moneylion * (A)	959,087	716,054
Open Lending, Cl A *	178,071	1,258,962
SoFi Technologies * (A)	1,276,261	6,164,341
Sunlight Financial Holdings * (A)	437,172	791,281
Upstart Holdings * (A)	118,367	2,314,075
Virtu Financial, Cl A	147,158	3,263,964
		32,665,355
Health Care — 1.6%
HealthEquity *	117,998	7,490,513
Information Technology — 64.3%
ACI Worldwide *	158,995	3,322,996
Affirm Holdings, Cl A *	315,309	4,389,101
Bill.com Holdings *	145,689	17,543,869
Black Knight *	217,868	13,505,637
Blend Labs, Cl A* (A)	500,864	661,141
Block, Cl A *	472,499	32,021,257
Envestnet *	77,019	4,545,661
Fidelity National Information Services .	311,095	22,579,275

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fiserv *	320,671	$33,465,226
Flywire *	140,562	3,048,790
Global Payments	192,946	20,023,936
Guidewire Software *	116,736	6,923,612
I3 Verticals, Cl A *	60,785	1,598,038
Intuit .	75,187	30,645,469
Jack Henry & Associates	101,807	19,277,155
Marathon Digital Holdings * (A)	212,969	1,345,964
MeridianLink *	112,173	1,646,700
Mitek Systems *	165,573	1,693,812
nCino *	154,095	4,024,961
Pagaya Technologies, Cl A* (A)	645,407	645,407
Paymentus Holdings, Cl A* (A)	106,747	1,082,415
Payoneer Global *	482,733	2,606,758
PayPal Holdings *	392,830	30,801,800
Paysafe *	1,128,847	1,602,963
Riot Blockchain * (A)	312,873	1,454,859
Shift4 Payments, Cl A *	74,824	3,467,344
SS&C Technologies Holdings	356,209	19,149,796
Toast, Cl A *	394,932	7,250,952
Vertex, Cl A *	139,642	2,399,050
		292,723,944
TOTAL UNITED STATES		332,879,812
URUGUAY — 0.7%
Information Technology — 0.7%
Dlocal, Cl A* (A)	225,014	3,285,204
TOTAL COMMON STOCK
(Cost $741,454,731)		454,454,154
SHORT-TERM INVESTMENT(B)(C) — 3.2%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $14,537,247)	14,537,247	14,537,247

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X FinTech ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 4.4%
BNP Paribas
3.730%, dated 11/30/2022, to be
repurchased on 12/01/2022, repurchase price
$20,188,217 (collateralized by various U.S.
Treasury Obligations, ranging in par value
$1,020,154 - $2,547,804, 1.625% - 2.500%,
5/15/2024 - 5/15/2031, with a total market
value of $20,733,960)
(Cost $20,186,125)	$20,186,125	$20,186,125
TOTAL INVESTMENTS — 107.4%
(Cost $776,178,103)		$489,177,526

Percentages are based on Net Assets of $455,462,688.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at November 30, 2022.

 (B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$454,454,154	$—	$—	$454,454,154
Short-Term Investment	14,537,247	—	—	14,537,247
Repurchase Agreement	—	20,186,125	—	20,186,125
Total Investments in Securities	$468,991,401	$20,186,125	$—	$489,177,526

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 11.0%
Communication Services — 11.0%
Bilibili ADR * (A)	372,349	$6,463,979
DouYu International Holdings ADR *	546,793	716,299
HUYA ADR *	168,425	459,800
iDreamSky Technology Holdings *	1,223,400	622,240
NetDragon Websoft Holdings	390,700	771,839
NetEase ADR .	130,939	9,312,382
Sohu.com ADR *	46,727	690,625
TOTAL CHINA		19,037,164
FRANCE — 2.7%
Communication Services — 2.7%
Ubisoft Entertainment *	173,256	4,741,706
IRELAND — 2.6%
Information Technology — 2.6%
Keywords Studios	128,511	4,514,796
ITALY — 0.3%
Communication Services — 0.3%
Digital Bros .	21,704	497,011
JAPAN — 25.4%
Communication Services — 25.4%
Capcom	276,517	8,273,316
DeNA	138,478	1,835,920

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
GungHo Online Entertainment	75,020	$1,118,257
Konami Holdings	159,302	7,363,465
Nexon	414,951	8,605,907
Nintendo (A)	253,450	10,705,420
Square Enix Holdings	141,385	6,271,844
TOTAL JAPAN		44,174,129
POLAND — 1.9%
Communication Services — 1.9%
CD Projekt (A)	112,938	3,258,358
SINGAPORE — 0.3%
Communication Services — 0.3%
IGG *	1,449,100	503,115
SOUTH KOREA — 16.3%
Communication Services — 15.9%
Com2uSCorp	13,973	658,999
JoyCity *	159,998	527,726
Kakao Games *	59,671	1,968,145
Krafton *	45,331	7,802,356
NCSoft	27,288	9,735,000
Neowiz *	26,294	806,454
NEOWIZ HOLDINGS	24,617	618,762
Netmarble	37,183	1,380,072
Nexon Games *	79,077	839,427
Pearl Abyss *	48,663	1,605,065
Webzen *	40,792	511,891
Wemade	30,996	833,156
Wemade Max *	44,168	403,552
		27,690,605
Consumer Discretionary — 0.4%
DoubleUGames	18,738	691,921
TOTAL SOUTH KOREA		28,382,526

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Video Games & Esports ETF

	Shares	Value
COMMON STOCK — continued
SWEDEN — 4.2%
Communication Services — 4.2%
Embracer Group, Cl B * (A)	1,175,812	$4,896,185
Modern Times Group MTG, Cl B	161,218	1,240,452
Stillfront Group *	773,932	1,168,468
TOTAL SWEDEN		7,305,105
TAIWAN — 1.7%
Communication Services — 1.7%
Gamania Digital Entertainment	293,300	634,895
International Games System	188,200	2,365,783
TOTAL TAIWAN		3,000,678
UNITED STATES — 33.6%
Communication Services — 24.9%
Activision Blizzard .	146,233	10,813,930
Electronic Arts	91,879	12,015,936
Playtika Holding *	80,989	765,346
ROBLOX, Cl A *	284,571	9,040,821
Sciplay, Cl A *	42,915	687,498
Skillz, Cl A* (A)	436,686	427,472
Take-Two Interactive Software *	91,382	9,658,163
		43,409,166
Consumer Discretionary — 0.5%
Inspired Entertainment *	67,692	828,550
Information Technology — 8.2%
AppLovin, Cl A *	194,753	2,806,391
Corsair Gaming * (A)	64,750	1,092,332
Turtle Beach *	42,834	409,065
Unity Software *	251,684	9,944,035
		14,251,823
TOTAL UNITED STATES		58,489,539
TOTAL COMMON STOCK
(Cost $293,819,605)		173,904,127

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Video Games & Esports ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 4.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $7,183,087)	7,183,087	$7,183,087
	Face Amount
REPURCHASE AGREEMENT(B) — 5.7%
BNP Paribas
3.730%, dated 11/30/2022, to be repurchased
on 12/01/2022, repurchase price $9,984,954
(collateralized by various U.S. Treasury
Obligations, ranging in par value $504,561
- $1,260,126, 1.625% - 2.500%, 5/15/2024
- 5/15/2031, with a total market value of
$10,254,872)
(Cost $9,983,920)	$9,983,920	9,983,920
TOTAL INVESTMENTS — 109.8%
(Cost $310,986,612)		$191,071,134

Percentages are based on Net Assets of $174,074,767.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at November 30, 2022.

(B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$173,904,127	$—	$—	$173,904,127
Short-Term Investment	7,183,087	—	—	7,183,087
Repurchase Agreement	—	9,983,920	—	9,983,920
Total Investments in Securities	$181,087,214	$9,983,920	$—	$191,071,134

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.5%
AUSTRALIA — 5.7%
Information Technology — 1.0%
Novonix * (A)	5,772,911	$8,660,082
Materials — 4.7%
Allkem *	1,294,513	11,833,635
IGO	1,290,583	13,310,237
Pilbara Minerals *	5,317,676	16,595,368
		41,739,240
TOTAL AUSTRALIA		50,399,322
CANADA — 2.6%
Industrials — 0.8%
Ballard Power Systems * (A)	1,193,005	7,277,330
Information Technology — 0.8%
BlackBerry *	1,452,440	7,073,383
Materials — 1.0%
Standard Lithium * (A)	1,956,434	8,557,685
TOTAL CANADA		22,908,398

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 2.3%
Materials — 2.3%
Lundin Mining	1,499,714	$9,159,572
Sociedad Quimica y Minera de Chile ADR	112,376	11,143,204
TOTAL CHILE		20,302,776
CHINA — 7.7%
Communication Services — 1.1%
Baidu ADR *	87,230	9,473,178
Consumer Discretionary — 2.8%
Geely Automobile Holdings	4,429,000	6,457,244
Nexteer Automotive Group	11,627,000	7,611,809
NIO ADR *	557,153	7,120,415
XPeng ADR, Cl A* (A)	342,543	3,702,890
		24,892,358
Information Technology — 3.0%
indie Semiconductor, Cl A* (A)	1,434,733	11,779,158
NXP Semiconductors .	82,358	14,481,831
		26,260,989
Materials — 0.8%
Ganfeng Lithium Group, Cl H	877,333	7,620,675
TOTAL CHINA		68,247,200
FRANCE — 2.4%
Consumer Discretionary — 2.4%
Faurecia *	507,883	8,238,979
Renault *	364,194	13,053,535
TOTAL FRANCE		21,292,514
GERMANY — 3.8%
Consumer Discretionary — 2.0%
Continental	134,205	7,915,221
Vitesco Technologies Group *	177,225	9,215,262
		17,130,483
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.8%
Infineon Technologies	499,874	$16,223,258
TOTAL GERMANY		33,353,741
ISRAEL — 1.3%
Information Technology — 1.3%
Innoviz Technologies * (A)	2,107,885	11,319,343
JAPAN — 9.9%
Consumer Discretionary — 7.4%
Denso	196,714	10,592,726
Honda Motor	496,517	11,941,458
Nissan Motor	2,445,265	8,607,669
Panasonic Holdings	1,249,250	11,405,651
Toyota Motor	1,581,228	22,782,420
		65,329,924
Industrials — 2.5%
GS Yuasa	507,241	7,855,438
Hitachi	276,400	14,457,816
		22,313,254
TOTAL JAPAN		87,643,178
LUXEMBOURG — 1.1%
Materials — 1.1%
APERAM	309,590	9,499,364
NETHERLANDS — 0.9%
Information Technology — 0.9%
TomTom *	1,071,106	8,475,545
SINGAPORE — 1.4%
Information Technology — 1.4%
STMicroelectronics	331,303	12,299,351
SOUTH KOREA — 2.0%
Consumer Discretionary — 2.0%
Hyundai Motor	72,633	9,307,334

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Kia Motors	160,609	$8,354,079
TOTAL SOUTH KOREA		17,661,413
UNITED KINGDOM — 1.0%
Materials — 1.0%
Johnson Matthey	340,760	8,477,404
UNITED STATES — 56.4%
Communication Services — 2.6%
Alphabet, Cl A *	223,849	22,606,511
Consumer Discretionary — 16.4%
American Axle & Manufacturing Holdings *	1,049,973	10,930,219
Aptiv *	120,954	12,902,163
Ford Motor	1,155,572	16,062,451
General Motors	414,285	16,803,400
Gentherm *	143,306	10,259,276
Lear	69,378	10,007,083
Lucid Group * (A)	473,437	4,800,651
Luminar Technologies, Cl A* (A)	1,361,655	10,430,277
QuantumScape, Cl A* (A)	852,606	6,386,019
Stellantis	910,097	13,955,070
Tesla *	105,164	20,475,431
Visteon *	77,921	11,438,803
		144,450,843
Industrials — 10.5%
Bloom Energy, Cl A *	473,975	10,090,928
EnerSys	143,797	10,868,177
Honeywell International	96,851	21,263,637
Hyster-Yale Materials Handling	250,438	7,332,825
ITT	131,911	11,149,118
Microvast Holdings * (A)	3,631,275	7,952,492
Nikola * (A)	1,543,060	4,042,817
Plug Power *	499,538	7,972,626
Westinghouse Air Brake Technologies	119,739	12,104,416
		92,777,036

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 18.6%
Ambarella *	129,052	$9,575,658
Apple	171,354	25,365,533
CEVA *	236,492	6,425,488
Coherent *	185,278	6,794,144
Intel .	667,164	20,061,622
Microsoft	98,544	25,142,516
MicroVision * (A)	1,660,416	5,031,060
NVIDIA	164,332	27,809,904
ON Semiconductor *	203,093	15,272,594
QUALCOMM .	183,711	23,237,604
		164,716,123
Materials — 8.3%
Albemarle	54,907	15,263,597
ATI *	366,017	11,167,179
Cabot	130,036	9,573,250
Carpenter Technology	296,932	12,192,028
Livent *	413,152	11,564,124
Piedmont Lithium * (A)	238,210	13,735,189
		73,495,367
TOTAL UNITED STATES		498,045,880
TOTAL COMMON STOCK
(Cost $1,106,130,691)		869,925,429
PREFERRED STOCK — 1.3%
GERMANY— 1.3%
Consumer Discretionary — 1.3%
Volkswagen (B)
(Cost $17,976,508)	82,186	11,838,778
SHORT-TERM INVESTMENT(C)(D) — 2.4%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $21,511,226)	21,511,226	21,511,226

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Autonomous & Electric Vehicles ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 3.4%
BNP Paribas
3.730%, dated 11/30/2022, to be
repurchased on 12/01/2022, repurchase price
$29,901,992 (collateralized by various U.S.
Treasury Obligations, ranging in par value
$1,511,012 - $3,773,707, 1.625% - 2.500%,
5/15/2024 - 5/15/2031, with a total market
value of $30,710,325)
(Cost $29,898,894)	$29,898,894	$29,898,894
TOTAL INVESTMENTS — 105.6%
(Cost $1,175,517,319)		$933,174,327

Percentages are based on Net Assets of $883,478,306.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at November 30, 2022.

(B) There is currently no stated interest rate.

(C) Security was purchased with cash collateral held from securities on loan.

(D) The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$869,925,429	$—	$—	$869,925,429
Preferred Stock	11,838,778	—	—	11,838,778
Short-Term Investment	21,511,226	—	—	21,511,226
Repurchase Agreement	—	29,898,894	—	29,898,894
Total Investments in Securities	$903,275,433	$29,898,894	$—	$933,174,327

 Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA — 4.4%
Information Technology — 4.4%
Shopify, Cl A *	636,845	$26,034,224
CHINA — 2.0%
Consumer Discretionary — 0.6%
Alibaba Group Holding ADR *	44,025	3,854,829
Information Technology — 1.4%
Kingsoft Cloud Holdings ADR * (A)	609,634	1,841,095
Vnet Group ADR *	1,226,121	6,142,866
		7,983,961
TOTAL CHINA		11,838,790
ISRAEL — 4.1%
Information Technology — 4.1%
Wix.com *	267,487	24,204,899

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.3%
Real Estate — 0.3%
Digital Core REIT Management Pte ‡	3,029,945	$1,848,266
UNITED STATES — 89.1%
Communication Services — 7.8%
Alphabet, Cl A *	100,207	10,119,905
Netflix *	79,843	24,394,432
PubMatic, Cl A *	365,937	5,734,233
Vimeo *	1,346,076	5,761,205
		46,009,775
Consumer Discretionary — 2.9%
2U *	668,232	5,365,903
Amazon.com *	119,850	11,570,319
		16,936,222
Health Care — 1.1%
HealthStream *	262,331	6,663,207
Information Technology — 73.0%
Akamai Technologies *	257,778	24,452,821
Box, Cl A *	782,456	21,478,417
Coupa Software *	447,662	28,310,145
DigitalOcean Holdings *	676,780	20,188,347
Dropbox, Cl A *	1,051,741	24,779,018
Everbridge *	339,107	11,068,452
Fastly, Cl A *	1,047,762	10,121,381
Five9 *	403,190	25,848,511
Freshworks, Cl A *	1,249,624	18,469,443
International Business Machines .	15,255	2,271,470
Microsoft	49,967	12,748,580
Paycom Software *	65,829	22,322,614
Qualys *	191,220	23,581,250
Salesforce *	146,826	23,528,867
Sinch *	6,558,956	20,272,622
SPS Commerce *	177,625	25,268,933
Twilio, Cl A *	327,602	16,059,050
Workday, Cl A *	153,214	25,724,631
Workiva, Cl A *	310,021	24,975,292

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Cloud Computing ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Yext *	1,058,468	$5,641,634
Zoom Video Communications, Cl A *	274,101	20,675,438
Zscaler *	163,914	21,874,323
		429,661,239
Real Estate — 4.3%
Digital Realty Trust ‡	226,317	25,451,610
TOTAL UNITED STATES		524,722,053
TOTAL COMMON STOCK
(Cost $1,003,592,267)		588,648,232
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $415,045)	415,045	415,045
	Face Amount
REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
3.730%, dated 11/30/2022, to be repurchased
on 12/01/2022, repurchase price $576,940
(collateralized by various U.S. Treasury
Obligations, ranging in par value $29,154
- $72,811, 1.625% - 2.500%, 5/15/2024
- 5/15/2031, with a total market value of
$592,536)
(Cost $576,880)	$576,880	576,880
TOTAL INVESTMENTS — 100.1%
(Cost $1,004,584,192)		$589,640,157

Percentages are based on Net Assets of $589,084,526.

* Non-income producing security.

‡ Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at November 30, 2022.

(B) Security was purchased with cash collateral held from securities on loan.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Cloud Computing ETF

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$588,648,232	$—	$—	$588,648,232
Short-Term Investment	415,045	—	—	415,045
Repurchase Agreement	—	576,880	—	576,880
Total Investments in Securities	$589,063,277	$576,880	$—	$589,640,157

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 4.2%
Information Technology — 4.2%
NEXTDC *	401,171	$2,651,709
CHINA — 7.9%
Communication Services — 4.1%
China Tower, Cl H	24,053,700	2,588,573
Information Technology — 3.8%
GDS Holdings ADR *	109,818	1,746,106
Vnet Group ADR *	129,840	650,499
		2,396,605
TOTAL CHINA		4,985,178
GERMANY — 2.8%
Communication Services — 2.8%
Vantage Towers	51,740	1,743,135
INDONESIA — 3.9%
Communication Services — 3.9%
Sarana Menara Nusantara	21,573,576	1,549,638
Tower Bersama Infrastructure	6,204,298	914,978
TOTAL INDONESIA		2,464,616
SINGAPORE — 2.7%
Real Estate — 2.7%
Keppel ‡	1,249,056	1,686,312

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Data Center REITs & Digital Infrastructure ETF

	Shares	Value
COMMON STOCK — continued
TAIWAN — 2.1%
Information Technology — 2.1%
Winbond Electronics	1,979,804	$1,358,070
UNITED STATES — 76.3%
Communication Services — 1.7%
Radius Global Infrastructure, Cl A *	84,187	1,065,808
Information Technology — 19.4%
Advanced Micro Devices *	17,593	1,365,745
Cyxtera Technologies *	43,440	85,143
Intel	36,299	1,091,511
Micron Technology	22,954	1,323,298
NVIDIA	8,913	1,508,347
SMART Global Holdings *	46,196	781,174
Super Micro Computer *	33,122	2,988,598
Switch, Cl A	90,885	3,112,811
		12,256,627
Real Estate — 55.2%
American Tower ‡	31,936	7,065,840
Crown Castle ‡	47,813	6,762,193
Digital Realty Trust ‡	49,905	5,612,316
DigitalBridge Group	132,949	1,918,454
Equinix ‡	13,049	9,012,292
SBA Communications, Cl A ‡	9,591	2,870,586
Uniti Group ‡	208,894	1,591,772
		34,833,453
TOTAL UNITED STATES		48,155,888
TOTAL COMMON STOCK
(Cost $79,959,886)		63,044,908

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Data Center REITs & Digital Infrastructure ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 7.9%
U.S. Treasury Bill
3.129%, 12/01/22(A)
(Cost $5,000,000)	$5,000,000	$5,000,000
TOTAL INVESTMENTS — 107.8%
(Cost $84,959,886)		$68,044,908

Percentages are based on Net Assets of $63,143,288.

* Non-income producing security.

‡ Real Estate Investment Trust

(A) Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$63,044,908	$—	$—	$63,044,908
U.S. Treasury Obligation	—	5,000,000	—	5,000,000
Total Investments in Securities	$63,044,908	$5,000,000	$—	$68,044,908

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — 99.5%
CANADA — 4.9%
Information Technology — 4.9%
BlackBerry *	9,733,978	$47,404,473
ISRAEL — 9.8%
Information Technology — 9.8%
Check Point Software Technologies *	444,009	58,977,716
Radware *	1,716,010	35,401,286
TOTAL ISRAEL		94,379,002
JAPAN — 6.4%
Information Technology — 6.4%
Digital Arts	459,367	21,233,461
Trend Micro	841,256	41,055,993
TOTAL JAPAN		62,289,454
SOUTH KOREA — 2.0%
Information Technology — 2.0%
Ahnlab	375,525	19,475,990
UNITED KINGDOM — 8.2%
Information Technology — 8.2%
Arqit Quantum *	4,624,358	35,283,852
Darktrace *	10,845,811	44,044,558
TOTAL UNITED KINGDOM		79,328,410
UNITED STATES — 68.2%
Information Technology — 68.2%
A10 Networks	2,388,476	44,688,386
Crowdstrike Holdings, Cl A *	391,565	46,067,622
CyberArk Software *	276,179	41,170,003
Fortinet *	1,207,100	64,169,436

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Cybersecurity ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Gen Digital	2,555,627	$58,677,196
Okta, Cl A *	828,680	44,185,218
OneSpan *	1,501,829	18,877,990
Palo Alto Networks *	370,389	62,929,091
Qualys *	369,902	45,616,315
Rapid7 *	1,376,567	40,471,070
SentinelOne, Cl A *	2,079,553	30,153,518
Telos *	2,552,726	10,466,177
Tenable Holdings *	1,150,610	43,930,290
Varonis Systems, Cl B *	2,445,065	51,933,181
Zscaler *	422,920	56,438,674
TOTAL UNITED STATES		659,774,167
TOTAL COMMON STOCK
(Cost $1,314,176,562)		962,651,496
TOTAL INVESTMENTS — 99.5%
(Cost $1,314,176,562)		$962,651,496

Percentages are based on Net Assets of $967,942,262.

* Non-income producing security.

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 0.4%
Information Technology — 0.4%
StoneCo, Cl A *	44,257	$516,922
CANADA — 3.1%
Industrials — 1.7%
Thomson Reuters	18,893	2,224,084
Information Technology — 1.4%
Shopify, Cl A *	44,325	1,812,006
TOTAL CANADA		4,036,090
CHINA — 11.0%
Communication Services — 3.6%
Baidu ADR *	10,708	1,162,889
Tencent Holdings	96,743	3,559,617
		4,722,506
Consumer Discretionary — 5.5%
Alibaba Group Holding ADR *	40,082	3,509,580

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Meituan, Cl B *	172,941	$3,624,770
		7,134,350
Information Technology — 1.9%
Canaan ADR *	90,604	235,570
NXP Semiconductors	10,170	1,788,293
Vnet Group ADR *	81,175	406,687
		2,430,550
TOTAL CHINA		14,287,406
GERMANY — 4.7%
Industrials — 3.4%
Siemens	33,051	4,465,561
Information Technology — 1.3%
Infineon Technologies	50,617	1,642,759
TOTAL GERMANY		6,108,320
ISRAEL — 0.4%
Information Technology — 0.4%
Wix.com *	6,270	567,372
ITALY — 0.3%
Health Care — 0.3%
Amplifon	13,497	373,141
JAPAN — 1.6%
Industrials — 1.3%
FANUC	7,795	1,137,632
Toshiba	16,821	565,361
		1,702,993
Information Technology — 0.3%
NEC	10,660	370,892
TOTAL JAPAN		2,073,885

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.8%
Industrials — 0.8%
Wolters Kluwer	10,170	$1,101,610
SINGAPORE — 1.0%
Information Technology — 1.0%
STMicroelectronics	35,324	1,311,011
SOUTH KOREA — 4.6%
Information Technology — 4.6%
Samsung Electronics	89,160	4,204,991
SK Hynix	28,204	1,817,750
TOTAL SOUTH KOREA		6,022,741
SWEDEN — 0.6%
Information Technology — 0.6%
Telefonaktiebolaget LM Ericsson ADR	119,175	759,145
SWITZERLAND — 0.2%
Information Technology — 0.2%
Temenos	5,276	315,978
TAIWAN — 1.5%
Information Technology — 1.5%
Acer	567,100	451,398
Advantech .	35,200	379,272
Alchip Technologies	19,690	590,595
Global Unichip	25,200	596,049
TOTAL TAIWAN		2,017,314
UNITED KINGDOM — 1.5%
Health Care — 0.2%
Exscientia ADR * (A)	35,010	199,557
Industrials — 0.9%
Experian	35,695	1,234,893

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.4%
AVEVA Group	14,886	$563,920
TOTAL UNITED KINGDOM		1,998,370
UNITED STATES — 68.1%
Communication Services — 10.4%
Alphabet, Cl A *	36,836	3,720,068
Meta Platforms, Cl A *	22,998	2,716,064
Netflix *	18,822	5,750,686
Snap, Cl A *	53,798	554,657
Trade Desk, Cl A *	17,161	894,774
		13,636,249
Consumer Discretionary — 5.6%
Amazon.com *	33,792	3,262,280
eBay	21,706	986,321
Tesla *	15,483	3,014,540
		7,263,141
Financials — 0.2%
Upstart Holdings * (A)	14,382	281,168
Health Care — 0.5%
ABIOMED *	1,751	661,510
Industrials — 3.5%
Booz Allen Hamilton Holding, Cl A	5,157	548,705
Hubbell, Cl B	2,131	541,402
Rockwell Automation	4,530	1,196,916
Uber Technologies *	76,107	2,217,758
		4,504,781
Information Technology — 47.9%
Accenture, Cl A	14,636	4,404,411
Adobe *	10,303	3,553,814
Ambarella *	5,322	394,892
Apple	27,106	4,012,501
C3.ai, Cl A *	19,896	258,847
Cadence Design Systems *	10,674	1,836,355
CCC Intelligent Solutions Holdings *	42,289	389,059
Cisco Systems	94,503	4,698,689

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Artificial Intelligence & Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Datadog, Cl A *	10,987	$832,595
DXC Technology *	13,487	400,159
Genpact	9,100	419,601
Hewlett Packard Enterprise	50,414	845,947
Informatica, Cl A *	20,016	343,875
Intel	103,756	3,119,943
International Business Machines .	33,116	4,930,972
Microsoft	15,922	4,062,339
NVIDIA	23,314	3,945,428
Okta, Cl A *	5,675	302,591
Oracle	56,537	4,694,267
Pegasystems .	8,295	300,694
QUALCOMM	27,009	3,416,368
Salesforce *	22,702	3,637,996
Seagate Technology Holdings	8,195	434,089
ServiceNow *	7,793	3,244,226
Smartsheet, Cl A *	12,566	386,279
Splunk *	6,260	486,277
Super Micro Computer *	8,159	736,187
Synopsys *	5,920	2,010,077
Teradata *	10,629	362,980
Twilio, Cl A *	6,670	326,963
UiPath, Cl A *	19,457	242,629
Verint Systems *	9,327	366,831
Viasat *	14,679	500,407
Workday, Cl A *	7,703	1,293,334
Zebra Technologies, Cl A *	2,056	555,696
Zscaler *	5,506	734,776
		62,482,094
TOTAL UNITED STATES		88,828,943
TOTAL COMMON STOCK
(Cost $177,102,138)		130,318,248
SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $157,162)	157,162	157,162

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Artificial Intelligence & Technology ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.2%
BNP Paribas
3.730%, dated 11/30/2022, to be repurchased
on 12/01/2022, repurchase price $218,466
(collateralized by various U.S. Treasury
Obligations, ranging in par value $11,040
- $27,571, 1.625% - 2.500%, 5/15/2024
- 5/15/2031, with a total market value of
$224,372)
(Cost $218,443)	$218,443	$218,443
TOTAL INVESTMENTS — 100.1%
(Cost $177,477,743)		$130,693,853

Percentages are based on Net Assets of $130,518,451.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at November 30, 2022.

(B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$130,318,248	$—	$—	$130,318,248
Short-Term Investment	157,162	—	—	157,162
Repurchase Agreement	—	218,443	—	218,443
Total Investments in Securities	$130,475,410	$218,443	$—	$130,693,853

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Metaverse ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 13.2%
Communication Services — 12.7%
Hello Group ADR	1,330	$7,634
HUYA ADR *	2,339	6,385
NetEase ADR	1,656	117,775
Tencent Holdings	3,030	111,488
		243,282
Consumer Discretionary — 0.5%
Alibaba Group Holding ADR *	116	10,157
TOTAL CHINA		253,439
FRANCE — 1.6%
Communication Services — 1.6%
Ubisoft Entertainment *	1,083	29,640
IRELAND — 1.2%
Information Technology — 1.2%
Keywords Studios	671	23,573
JAPAN — 22.6%
Communication Services — 22.6%
Capcom	2,303	68,905
DeNA	1,120	14,849
GungHo Online Entertainment	790	11,776
Koei Tecmo Holdings	2,906	49,461
MIXI	670	11,831
Nexon	5,650	117,178
Nintendo	2,650	111,933

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Metaverse ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Square Enix Holdings	1,063	$47,155
TOTAL JAPAN		433,088
SOUTH KOREA — 10.7%
Communication Services — 10.1%
Krafton *	422	72,634
NCSoft	189	67,426
Netmarble	737	27,354
Pearl Abyss *	550	18,141
Wemade	301	8,091
		193,646
Information Technology — 0.6%
Samsung Electronics	261	12,309
TOTAL SOUTH KOREA		205,955
SWEDEN — 1.3%
Communication Services — 1.3%
Modern Times Group MTG, Cl B	1,083	8,333
Paradox Interactive	925	17,101
TOTAL SWEDEN		25,434
TAIWAN — 1.3%
Information Technology — 1.3%
Hitron Technology	7,000	6,149
Taiwan Semiconductor Manufacturing ADR	229	19,003
TOTAL TAIWAN		25,152
UNITED STATES — 48.0%
Communication Services — 21.0%
Alphabet, Cl A *	264	26,661
Meta Platforms, Cl A *	999	117,982
ROBLOX, Cl A *	2,674	84,953
Snap, Cl A *	8,262	85,181
Take-Two Interactive Software *	845	89,308
		404,085

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Metaverse ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 2.3%
Amazon.com *	452	$43,636
Financials — 3.7%
Coinbase Global, Cl A *	1,546	70,699
Information Technology — 21.0%
Adobe *	20	6,898
Apple	494	73,127
Cisco Systems	180	8,950
Matterport *	2,525	7,954
Microsoft	302	77,052
NVIDIA .	717	121,338
QUALCOMM .	49	6,198
Unity Software *	2,565	101,343
		402,860
TOTAL UNITED STATES		921,280
TOTAL COMMON STOCK
(Cost $2,547,757)		1,917,561
TOTAL INVESTMENTS — 99.9%
(Cost $2,547,757)		$1,917,561

Percentages are based on Net Assets of $1,920,386.

* Non-income producing security.

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — 99.9%
GERMANY — 0.3%
Communication Services — 0.3%
Trivago ADR *	178,559	$248,197
SINGAPORE — 1.9%
Communication Services — 1.9%
Sea ADR *	34,545	2,016,392
UNITED STATES — 97.7%
Communication Services — 19.6%
Activision Blizzard .	52,079	3,851,242
Alphabet, Cl A *	30,554	3,085,649
Angi, Cl A *	72,442	161,546
Cargurus, Cl A *	9,536	124,731
Cars.com *	31,486	465,363
iHeartMedia, Cl A *	20,900	168,036
Match Group *	19,697	995,880
Meta Platforms, Cl A *	18,684	2,206,580
Netflix *	11,323	3,459,516
Snap, Cl A *	114,394	1,179,402
Spotify Technology *	13,306	1,056,763

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
TripAdvisor *	16,021	$326,668
Vimeo *	34,680	148,430
Walt Disney *	31,469	3,079,871
Yelp, Cl A *	12,340	381,923
		20,691,600
Consumer Discretionary — 44.9%
2U *	32,645	262,139
Aaron's	20,986	255,819
Airbnb, Cl A *	25,338	2,588,023
Amazon.com *	26,277	2,536,782
AutoNation *	4,269	528,972
Beachbody *	215,045	150,531
Bed Bath & Beyond * (A)	18,292	62,193
Booking Holdings *	1,877	3,903,128
Capri Holdings *	10,197	584,798
CarMax *	11,168	774,612
Carter's	4,815	351,688
Carvana, Cl A* (A)	5,953	45,898
Chegg *	11,373	339,370
Children's Place *	8,228	292,094
Chipotle Mexican Grill, Cl A *	1,937	3,151,421
Columbia Sportswear	4,739	424,567
Designer Brands, Cl A	30,211	462,228
Dick's Sporting Goods	4,319	516,466
eBay	40,583	1,844,092
Etsy *	8,773	1,158,826
Expedia Group *	10,377	1,108,679
GoPro, Cl A *	50,383	276,099
Graham Holdings, Cl B	688	442,852
Groupon, Cl A* (A)	20,041	166,942
Home Depot	13,972	4,526,788
Laureate Education, Cl A	36,724	384,868
Lowe's	20,793	4,419,552
Lululemon Athletica *	8,475	3,223,127
NIKE, Cl B	32,500	3,564,925
Peloton Interactive, Cl A *	19,913	226,610
Planet Fitness, Cl A *	5,826	456,525
Skechers USA, Cl A *	10,801	455,478
Starbucks	50,046	5,114,701

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Strategic Education	6,084	$497,671
Stride *	11,673	413,341
Under Armour, Cl A *	24,564	245,640
VF .	26,864	881,676
Victoria's Secret *	8,861	407,606
Wayfair, Cl A *	5,253	192,470
WW International *	37,666	155,561
		47,394,758
Consumer Staples — 4.4%
Costco Wholesale	7,134	3,847,010
Medifast .	2,389	301,133
Sprouts Farmers Market *	12,619	433,210
		4,581,353
Financials — 1.7%
Blucora *	22,166	555,258
LendingClub *	27,835	286,979
LendingTree *	3,464	82,963
Nelnet, Cl A	4,899	482,747
SLM	23,974	418,586
		1,826,533
Industrials — 4.5%
Avis Budget Group *	3,713	830,227
Lyft, Cl A *	23,070	258,845
Uber Technologies *	124,869	3,638,683
		4,727,755
Information Technology — 15.6%
Apple	24,282	3,594,465
Block, Cl A *	32,398	2,195,612
Fiserv *	40,633	4,240,460
Intuit .	8,511	3,468,999
PayPal Holdings *	37,086	2,907,913
		16,407,449
Real Estate — 7.0%
AvalonBay Communities ‡	9,654	1,688,485
Camden Property Trust ‡	7,289	877,086

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Millennial Consumer ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Centerspace ‡	3,978	$256,581
Equity Residential ‡	25,964	1,684,025
Independence Realty Trust ‡	15,524	281,295
Invitation Homes ‡	41,970	1,369,481
UDR ‡	22,473	931,955
Zillow Group, Cl A *	8,478	317,077
		7,405,985
TOTAL UNITED STATES		103,035,433
TOTAL COMMON STOCK
(Cost $160,874,485)		105,300,022
SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $50,523)	50,523	50,523
	Face Amount
REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
3.730%, dated 11/30/2022, to be repurchased
on 12/01/2022, repurchase price $70,230
(collateralized by various U.S. Treasury
Obligations, ranging in par value $3,549
- $8,863, 1.625% - 2.500%, 5/15/2024 -
5/15/2031, with a total market value of
$72,128)
(Cost $70,223)	$70,223	70,223
TOTAL INVESTMENTS — 100.0%
(Cost $160,995,231)		$105,420,768

Percentages are based on Net Assets of $105,459,006.

* Non-income producing security.

‡ Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at November 30, 2022.

(B) Security was purchased with cash collateral held from securities on loan.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Millennial Consumer ETF

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$105,300,022	$—	$—	$105,300,022
Short-Term Investment	50,523	—	—	50,523
Repurchase Agreement	—	70,223	—	70,223
Total Investments in Securities	$105,350,545	$70,223	$—	$105,420,768

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Education ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 8.1%
Consumer Discretionary — 8.1%
IDP Education	13,669	$272,701
BRAZIL — 1.4%
Consumer Discretionary — 1.4%
Arco Platform, Cl A *	1,461	13,207
YDUQS Participacoes	15,265	33,382
TOTAL BRAZIL		46,589
CANADA — 1.5%
Information Technology — 1.5%
Docebo *	1,631	51,876
CHINA — 21.5%
Consumer Discretionary — 21.5%
China East Education Holdings	108,392	62,490
Gaotu Techedu ADR *	6,760	8,720
Koolearn Technology Holding *	50,282	264,117
New Oriental Education & Technology Group
ADR *	8,458	243,083
TAL Education Group ADR *	25,057	149,590
TOTAL CHINA		728,000
JAPAN — 4.5%
Consumer Discretionary — 3.0%
Benesse Holdings	5,058	72,169

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Media Do .	774	$10,594
Riso Kyoiku	7,657	17,724
		100,487
Industrials — 1.5%
Insource .	2,104	50,889
TOTAL JAPAN		151,376
NORWAY — 1.6%
Communication Services — 1.6%
Kahoot! *	24,142	53,968
SOUTH KOREA — 1.0%
Consumer Discretionary — 1.0%
MegaStudyEdu .	590	34,805
UNITED KINGDOM — 10.0%
Communication Services — 10.0%
Pearson	28,402	336,616
UNITED STATES — 50.4%
Communication Services — 12.9%
Bandwidth, Cl A *	11,233	256,787
John Wiley & Sons, Cl A	2,332	110,560
Scholastic	1,635	67,231
		434,578
Consumer Discretionary — 24.4%
2U *	3,854	30,947
Bright Horizons Family Solutions *	2,881	213,770
Chegg *	6,319	188,559
Coursera *	7,284	101,539
Duolingo, Cl A *	1,530	106,595
Nerdy *	4,517	9,531
Stride *	2,136	75,636
Udemy *	7,036	99,841
		826,418

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Education ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.5%
Skillsoft *	8,149	$15,646
Information Technology — 12.6%
8x8 *	38,923	166,591
RingCentral, Cl A *	3,804	140,976
Zoom Video Communications, Cl A *	1,567	118,199
		425,766
TOTAL UNITED STATES		1,702,408
TOTAL COMMON STOCK
(Cost $8,434,948)		3,378,339
	Face Amount
U.S. TREASURY OBLIGATION — 8.9%
U.S. Treasury Bill
3.130%, 12/01/22(A)
(Cost $300,000)	$300,000	300,000
TOTAL INVESTMENTS — 108.9%
(Cost $8,734,948)		$3,678,339

Percentages are based on Net Assets of $3,378,379.

* Non-income producing security.

(A) Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,378,339	$—	$—	$3,378,339
U.S. Treasury Obligation	—	300,000	—	300,000
Total Investments in Securities	$3,378,339	$300,000	$—	$3,678,339

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Cannabis ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 4.1%
Health Care — 4.1%
Incannex Healthcare * (A)	14,727,378	$2,268,467
CANADA — 59.6%
Consumer Discretionary — 0.4%
Fire & Flower Holdings * (A)	218,963	201,891
Consumer Staples — 1.0%
Flora Growth * (A)	1,288,721	592,812
Health Care — 58.2%
Aurora Cannabis *	1,926,294	2,446,393
Canopy Growth * (A)	2,633,289	9,439,983
Cardiol Therapeutics, Cl A* (A)	1,118,353	552,701
Cronos Group *	805,871	2,472,836
HEXO * (A)	11,184,966	1,815,071
Organigram Holdings *	2,543,415	2,607,765
SNDL *	1,046,812	2,836,860
Tilray Brands * (A)	2,396,195	9,273,275

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Cannabis ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Valens * (A)	1,298,262	$1,101,277
		32,546,161
TOTAL CANADA		33,340,864
ISRAEL — 5.9%
Health Care — 4.4%
Intercure * (A)	495,160	2,455,994
Information Technology — 1.5%
BYND Cannasoft Enterprises *	166,586	837,927
TOTAL ISRAEL		3,293,921
UNITED STATES — 30.3%
Financials — 4.5%
AFC Gamma ‡	144,703	2,529,408
Health Care — 5.4%
Charlottes Web Holdings * (A)	2,704,524	1,715,638
MyMD Pharmaceuticals * (A)	617,100	1,320,594
		3,036,232
Information Technology — 2.7%
WM Technology *	1,292,215	1,511,892
Real Estate — 17.7%
Innovative Industrial Properties, Cl A ‡	80,680	9,779,223
Power ‡ *	18,328	98,971
		9,878,194
TOTAL UNITED STATES		16,955,726
TOTAL COMMON STOCK
(Cost $91,376,526)		55,858,978
SHORT-TERM INVESTMENT(B)(C) — 12.7%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $7,075,454)	7,075,454	7,075,454

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Cannabis ETF
	Face Amount	Value
REPURCHASE AGREEMENT(B) — 17.6%
BNP Paribas
3.730%, dated 11/30/2022, to be repurchased
on 12/01/2022, repurchase price $9,835,338
(collateralized by various U.S. Treasury
Obligations, ranging in par value $497,001
- $1,241,244, 1.625% - 2.500%, 5/15/2024
- 5/15/2031, with a total market value of
$10,101,212)
(Cost $9,834,319)	$9,834,319	$9,834,319
TOTAL INVESTMENTS — 130.2%
(Cost $108,286,299)		$72,768,751

Percentages are based on Net Assets of $55,904,269.

* Non-income producing security.

‡ Real Estate Investment Trust

(A) This security or a partial position of this security is on loan at November 30, 2022.

(B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,858,978	$—	$—	$55,858,978
Short-Term Investment	7,075,454	—	—	7,075,454
Repurchase Agreement	—	9,834,319	—	9,834,319
Total Investments in Securities	$62,934,432	$9,834,319	$—	$72,768,751

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — 100.1%
CHINA — 3.7%
Health Care — 3.7%
Genscript Biotech *	3,036,018	$7,685,826
GERMANY — 4.7%
Health Care — 4.7%
BioNTech ADR	58,630	9,792,383
CureVac *	8,411	59,315
TOTAL GERMANY		9,851,698
JAPAN — 1.0%
Health Care — 1.0%
Takara Bio	155,743	2,010,127
NETHERLANDS — 1.8%
Health Care — 1.8%
uniQure *	141,326	3,739,486
SWITZERLAND — 3.8%
Health Care — 3.8%
CRISPR Therapeutics *	145,596	7,977,205
UNITED STATES — 85.1%
Health Care — 85.1%
10X Genomics, Cl A *	289,080	11,175,833
2seventy bio *	119,000	1,864,730
Agilent Technologies	58,367	9,045,718
Allogene Therapeutics *	266,829	2,630,934

.

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X Genomics & Biotechnology ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Alnylam Pharmaceuticals *	39,979	$8,818,968
Arrowhead Pharmaceuticals *	245,354	7,900,399
Beam Therapeutics *	169,009	7,806,526
BioMarin Pharmaceutical *	87,264	8,811,919
Bionano Genomics * (A)	965,682	1,941,021
Bio-Techne	106,516	9,052,795
Bluebird Bio *	256,321	1,996,740
CareDx *	177,318	2,296,268
Caribou Biosciences *	171,939	1,600,752
Editas Medicine, Cl A *	231,918	2,458,331
Fulgent Genetics *	70,258	2,548,258
Gilead Sciences	56,695	4,979,522
Illumina *	33,860	7,384,189
Intellia Therapeutics *	152,929	7,869,726
Invitae * (A)	782,049	2,322,685
Moderna *	28,287	4,975,966
Myriad Genetics *	262,671	5,321,714
NanoString Technologies *	155,926	1,089,923
Natera *	173,455	7,132,469
Pacific Biosciences of California *	689,506	7,412,189
QIAGEN *	180,920	8,962,777
REGENXBIO *	132,657	3,170,502
Rocket Pharmaceuticals *	208,070	3,928,362
Sangamo Therapeutics *	447,213	1,636,799
Sarepta Therapeutics *	70,313	8,635,139
Sorrento Therapeutics * (A)	1,503,283	1,954,268
Stoke Therapeutics *	73,547	554,544
Ultragenyx Pharmaceutical *	201,076	7,299,059
Veracyte *	239,827	6,652,801
Vertex Pharmaceuticals *	12,909	4,084,408
Verve Therapeutics *	122,986	2,856,965
TOTAL UNITED STATES		178,173,199
TOTAL COMMON STOCK
(Cost $253,386,674)		209,437,541

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X Genomics & Biotechnology ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $1,083,515)	1,083,515	$1,083,515
	Face Amount
REPURCHASE AGREEMENT(B) — 0.7%
BNP Paribas
3.730%, dated 11/30/2022, to be repurchased
on 12/01/2022, repurchase price $1,506,156
(collateralized by various U.S. Treasury
Obligations, ranging in par value $76,109
- $190,081, 1.625% - 2.500%, 5/15/2024
- 5/15/2031, with a total market value of
$1,546,874)
(Cost $1,506,000)	$1,506,000	1,506,000
TOTAL INVESTMENTS — 101.3%
(Cost $255,976,189)		$212,027,056

Percentages are based on Net Assets of $209,340,751.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at November 30, 2022.

 (B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$209,437,541	$—	$—	$209,437,541
Short-Term Investment	1,083,515	—	—	1,083,515
Repurchase Agreement	—	1,506,000	—	1,506,000
Total Investments in Securities	$210,521,056	$1,506,000	$—	$212,027,056

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Health Care — 99.9%
3SBio	84,000	$88,784
Alphamab Oncology *	21,300	24,150
Beijing Bohui Innovation Biotechnology
Group, Cl A *	14,600	13,191
Beijing SL Pharmaceutical, Cl A	23,600	29,352
Beijing Tiantan Biological Products, Cl A	34,908	109,255
Beijing Wantai Biological Pharmacy
Enterprise, Cl A	1,715	39,418
Berry Genomics, Cl A *	9,955	18,396
BGI Genomics, Cl A	10,438	88,458
CanSino Biologics, Cl A	1,366	43,088
Changchun High & New Technology Industry
Group, Cl A	7,297	174,196
Chengdu Kanghua Biological Products, Cl A	3,950	51,742
Chongqing Zhifei Biological Products, Cl A	14,200	181,340
CSPC Pharmaceutical Group	172,000	220,137
Daan Gene, Cl A	42,380	107,273
Genscript Biotech *	41,250	104,426
Getein Biotech, Cl A	12,220	23,496
Guangzhou Wondfo Biotech, Cl A	10,600	71,828
Hebei Changshan Biochemical Pharmaceutical,
Cl A	19,700	16,520
Hualan Biological Engineering, Cl A	38,600	111,492
Joinn Laboratories China, Cl A	9,804	80,455
Kintor Pharmaceutical *	12,300	20,958
Pacific Shuanglin Bio-pharmacy, Cl A	16,000	44,001
Shanghai RAAS Blood Products, Cl A	141,600	110,744
Shanghai ZJ Bio-Tech, Cl A	4,724	25,729
Shenzhen Kangtai Biological Products, Cl A	20,493	99,521
Sichuan Kelun Pharmaceutical, Cl A	30,700	102,195
Walvax Biotechnology, Cl A	34,700	207,067

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X China Biotech Innovation ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Wuhan Keqian Biology, Cl A	4,758	$17,444
Wuxi Biologics Cayman *	37,350	239,972
Zai Lab ADR *	3,782	145,834
TOTAL CHINA		2,610,462
TOTAL COMMON STOCK
(Cost $3,496,513)		2,610,462
TOTAL INVESTMENTS — 99.9%
(Cost $3,496,513)		$2,610,462

Percentages are based on Net Assets of $2,612,480.

* Non-income producing security.

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 13.6%
Consumer Discretionary — 13.6%
Alibaba Health Information Technology *	10,795,900	$8,838,102
JD Health International *	1,006,450	8,780,891
Ping An Healthcare and Technology * (A)	1,120,100	2,792,537
TOTAL CHINA		20,411,530
GERMANY — 1.6%
Health Care — 1.6%
CompuGroup Medical	63,467	2,343,417
JAPAN — 0.9%
Health Care — 0.9%
Medley *	45,651	1,342,965
UNITED STATES — 83.8%
Health Care — 83.8%
1Life Healthcare *	335,778	5,704,868
Agilent Technologies	41,637	6,452,902
Allscripts Healthcare Solutions *	248,095	4,698,919
American Well, Cl A *	472,582	1,724,924
AMN Healthcare Services *	47,752	5,906,922
Bionano Genomics * (A)	660,189	1,326,980
Computer Programs and Systems *	32,499	961,970
Cue Health * (A)	199,188	637,402
Definitive Healthcare, Cl A *	72,359	822,722
Dexcom *	55,848	6,494,005
DocGo *	181,492	1,333,966

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X Telemedicine & Digital Health ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Doximity, Cl A *	218,452	$7,425,184
GoodRx Holdings, Cl A *	161,273	703,150
Hims & Hers Health *	245,564	1,520,041
Illumina *	24,131	5,262,489
Invitae * (A)	534,407	1,587,189
iRhythm Technologies *	46,062	5,023,061
Laboratory Corp of America Holdings	24,882	5,989,097
LifeStance Health Group * (A)	159,607	812,400
Masimo *	42,582	6,171,835
NextGen Healthcare *	126,992	2,641,434
Omnicell *	74,462	3,842,984
OptimizeRx *	38,294	807,621
Pacific Biosciences of California *	467,345	5,023,959
Phreesia *	114,498	3,185,334
R1 RCM *	329,979	2,986,310
ResMed	249,271	5,584,020
Senseonics Holdings * (A)	940,388	1,043,831
Sharecare * (A)	655,947	1,252,859
Signify Health, Cl A* (A)	165,212	4,728,367
Tandem Diabetes Care *	102,618	4,315,087
Teladoc Health *	214,390	6,112,259
Twist Bioscience *	125,624	3,435,816
UnitedHealth Group	10,522	5,763,531
Veracyte *	162,559	4,509,387
TOTAL UNITED STATES		125,792,825
TOTAL COMMON STOCK
(Cost $256,427,862)		149,890,737
SHORT-TERM INVESTMENT(B)(C) — 1.7%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $2,576,602)	2,576,602	2,576,602

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X Telemedicine & Digital Health ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 2.4%
BNP Paribas
3.730%, dated 11/30/2022, to be repurchased
on 12/01/2022, repurchase price $3,581,644
(collateralized by various U.S. Treasury
Obligations, ranging in par value $180,988
- $452,012, 1.625% - 2.500%, 5/15/2024
- 5/15/2031, with a total market value of
$3,678,464)
(Cost $3,581,273)	$3,581,273	$3,581,273
TOTAL INVESTMENTS — 104.0%
(Cost $262,585,737)		$156,048,612

Percentages are based on Net Assets of $150,075,070.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at November 30, 2022.

 (B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$149,890,737	$—	$—	$149,890,737
Short-Term Investment	2,576,602	—	—	2,576,602
Repurchase Agreement	—	3,581,273	—	3,581,273
Total Investments in Securities	$152,467,339	$3,581,273	$—	$156,048,612

 Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements

Schedule of Investments	november 30, 2022
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.7%
Health Care — 0.7%
Cochlear	1,950	$279,517
BELGIUM — 1.3%
Health Care — 1.1%
UCB	5,824	460,427
Real Estate — 0.2%
Aedifica ‡	1,079	83,269
TOTAL BELGIUM		543,696
CANADA — 0.4%
Health Care — 0.4%
Chartwell Retirement Residences	13,142	80,653
Sienna Senior Living	11,019	95,178
TOTAL CANADA		175,831
CHINA — 4.5%
Health Care — 4.5%
AK Medical Holdings	215,189	212,005
BeiGene ADR *	3,069	588,051
Beijing Chunlizhengda Medical Instruments,
Cl H	113,616	207,567
Hansoh Pharmaceutical Group	174,743	330,434
Lifetech Scientific *	399,692	128,528
Luye Pharma Group *	375,824	146,372
Microport Scientific *	59,802	140,053

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Venus MedTech Hangzhou, Cl H *	71,440	$116,969
TOTAL CHINA		1,869,979
DENMARK — 6.4%
Health Care — 6.4%
Demant *	7,071	195,773
Genmab *	1,966	889,690
GN Store Nord	4,240	99,137
Novo Nordisk, Cl B	12,079	1,478,167
TOTAL DENMARK		2,662,767
FRANCE — 0.2%
Health Care — 0.2%
Korian	6,349	62,627
Orpea *	3,506	23,580
TOTAL FRANCE		86,207
GERMANY — 0.6%
Health Care — 0.6%
Fresenius Medical Care & KGaA .	8,787	268,894
IRELAND — 0.1%
Health Care — 0.1%
Amarin ADR *	37,142	42,713
ITALY — 0.4%
Health Care — 0.4%
Amplifon	6,683	184,760
JAPAN — 6.8%
Health Care — 6.8%
Astellas Pharma	54,862	836,652
Chugai Pharmaceutical	42,523	1,104,367
Kissei Pharmaceutical	6,998	127,081
Nipro	16,413	119,622
Terumo	22,714	658,110
TOTAL JAPAN		2,845,832

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND — 0.2%
Health Care — 0.2%
Ryman Healthcare	21,841	$90,210
SOUTH KOREA — 1.3%
Health Care — 1.3%
Celltrion .	4,128	550,880
SPAIN — 0.3%
Health Care — 0.3%
Pharma Mar	1,713	121,067
SWEDEN — 0.3%
Health Care — 0.3%
Elekta, Cl B	17,616	102,255
SWITZERLAND — 5.3%
Health Care — 5.3%
Alcon .	17,686	1,189,153
Sonova Holding	1,891	480,317
Straumann Holding	4,765	538,141
TOTAL SWITZERLAND		2,207,611
UNITED KINGDOM — 4.1%
Health Care — 4.1%
AstraZeneca ADR	20,238	1,375,577
Smith & Nephew	26,194	338,616
TOTAL UNITED KINGDOM		1,714,193
UNITED STATES — 67.0%
Health Care — 61.6%
AbbVie	8,276	1,333,926
ABIOMED *	1,362	514,550
ACADIA Pharmaceuticals *	5,045	78,601
agilon health *	11,817	207,506
Agios Pharmaceuticals *	4,587	138,252
Alector *	9,755	82,820
Alphatec Holdings *	10,683	109,608

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amedisys *	986	$89,815
Amgen	5,592	1,601,549
AngioDynamics *	6,361	82,375
Biogen *	4,393	1,340,612
Blueprint Medicines *	1,985	94,863
Boston Scientific *	31,355	1,419,441
Bristol-Myers Squibb	18,552	1,489,355
Brookdale Senior Living *	20,413	64,301
Cano Health *	24,527	46,601
CareMax *	18,033	71,411
DaVita *	2,838	209,246
Denali Therapeutics *	4,113	131,246
Dexcom *	10,973	1,275,940
Edwards Lifesciences *	11,618	897,490
Eli Lilly	4,570	1,695,836
Ensign Group	1,629	154,755
Exact Sciences *	5,225	234,864
Exelixis *	9,391	160,398
FibroGen *	11,041	158,659
Glaukos *	2,250	104,782
Halozyme Therapeutics *	4,135	236,770
Heron Therapeutics *	21,823	59,140
Incyte *	6,624	527,734
Inogen *	4,156	92,762
Insulet *	2,071	619,995
Integer Holdings *	1,783	132,513
Johnson & Johnson	7,670	1,365,260
LHC Group *	953	155,730
LivaNova *	1,721	95,292
MannKind *	34,982	163,716
Medtronic	12,515	989,186
Merit Medical Systems *	2,115	152,280
National HealthCare	1,967	121,246
Neurocrine Biosciences *	2,825	358,944
Novocure *	3,097	237,973
NuVasive *	2,560	99,430
Pennant Group *	7,520	77,757
Regeneron Pharmaceuticals *	1,973	1,483,104
Roche Holding	3,035	1,205,399

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Aging Population ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Seagen *	5,470	$664,003
Sight Sciences *	11,513	128,600
Silk Road Medical *	3,209	170,879
Stryker	5,212	1,219,035
Teleflex	1,391	325,661
Theravance Biopharma *	14,126	151,996
United Therapeutics *	1,346	376,732
Zimmer Biomet Holdings	6,262	752,066
		25,752,005
Real Estate — 5.4%
Diversified Healthcare Trust ‡	47,487	47,012
LTC Properties ‡	3,780	148,516
National Health Investors ‡	2,499	140,594
Omega Healthcare Investors ‡	7,177	217,320
Sabra Health Care ‡	9,860	127,293
Ventas ‡	11,959	556,452
Welltower ‡	14,406	1,023,258
		2,260,445
TOTAL UNITED STATES		28,012,450
TOTAL COMMON STOCK
(Cost $47,795,435)		41,758,862
	Number of
	Rights
RIGHTS — 0.0%
United States — 0.0%
Radius Health#*(A)	19,104	—
TOTAL RIGHTS (Cost $–)		—
TOTAL INVESTMENTS — 99.9%
(Cost $47,795,435)		$41,758,862

Percentages are based on Net Assets of $41,800,487.

* Non-income producing security.

‡ Real Estate Investment Trust

# Expiration date not available.

(A) Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Aging Population ETF

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$41,758,862	$—	$—		$41,758,862
Rights	—	—	—	^	—
Total Investments in Securities	$41,758,862	$—	$—		$41,758,862

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Security is fair valued at zero.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.4%
Consumer Staples — 0.4%
Blackmores	2,116	$100,599
CANADA — 2.7%
Consumer Discretionary — 2.7%
Gildan Activewear	20,882	599,951
CHINA — 10.0%
Consumer Discretionary — 10.0%
ANTA Sports Products	65,044	757,479
Li Ning	96,014	753,425
Topsports International Holdings	679,770	432,830
Xtep International Holdings	288,401	324,407
TOTAL CHINA		2,268,141
FRANCE — 3.2%
Consumer Staples — 3.2%
Danone	13,985	721,138
GERMANY — 4.1%
Consumer Discretionary — 4.1%
adidas	3,498	440,348
Puma	9,542	478,475
TOTAL GERMANY	918,823

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 1.0%
Consumer Discretionary — 1.0%
Yue Yuen Industrial Holdings	176,191	$220,084
IRELAND — 1.6%
Consumer Staples — 1.6%
Glanbia	30,635	365,273
ITALY — 0.7%
Consumer Discretionary — 0.7%
Technogym	21,988	166,970
JAPAN — 14.4%
Consumer Discretionary — 9.0%
ABC-Mart	9,099	454,494
Asics	20,803	440,539
Descente	8,445	202,743
Goldwin	5,239	353,672
Shimano .	3,495	585,589
		2,037,037
Consumer Staples — 4.6%
Ariake Japan	3,597	118,706
Yakult Honsha	14,708	922,280
		1,040,986
Health Care — 0.8%
Tsumura	8,444	181,479
TOTAL JAPAN		3,259,502
NETHERLANDS — 0.8%
Consumer Discretionary — 0.8%
Basic-Fit *	7,214	190,452
SOUTH KOREA — 1.7%
Consumer Discretionary — 1.7%
Fila Holdings	6,635	166,271
Hwaseung Enterprise	6,634	47,132

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Youngone	4,839	$174,283
TOTAL SOUTH KOREA		387,686
SWITZERLAND — 2.6%
Consumer Discretionary — 2.6%
On Holding, Cl A *	30,327	588,950
TAIWAN — 6.8%
Consumer Discretionary — 6.8%
Feng TAY Enterprise	96,781	584,028
Fulgent Sun International Holding	20,365	99,501
Giant Manufacturing	42,546	316,629
Merida Industry	32,460	194,305
Pou Chen	322,486	336,515
TOTAL TAIWAN		1,530,978
UNITED KINGDOM — 5.2%
Consumer Discretionary — 5.2%
Frasers Group *	54,008	577,899
JD Sports Fashion	403,447	605,627
TOTAL UNITED KINGDOM		1,183,526
UNITED STATES — 44.6%
Consumer Discretionary — 26.4%
Beachbody *	39,758	27,831
Clarus	4,076	33,912
Columbia Sportswear	7,087	634,924
Dick's Sporting Goods	6,186	739,722
F45 Training Holdings *	10,410	28,003
Foot Locker .	10,555	420,089
Hibbett	1,858	123,854
Lululemon Athletica *	2,080	791,045
NIKE, Cl B	6,007	658,908
Peloton Interactive, Cl A *	30,891	351,539
Planet Fitness, Cl A *	9,241	724,125
Shoe Carnival	3,086	81,501
Skechers USA, Cl A *	14,874	627,237
Under Armour, Cl A *	20,610	206,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Health & Wellness ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
VF	13,835	$454,065
WW International *	7,791	32,177
Zumiez *	2,181	50,708
		5,985,740
Consumer Staples — 13.1%
BellRing Brands *	14,980	373,152
Calavo Growers	2,087	72,961
Cal-Maine Foods	4,849	282,600
Celsius Holdings *	8,276	921,450
Hain Celestial Group *	9,980	187,025
Herbalife Nutrition *	12,008	210,380
Medifast	1,261	158,949
Nu Skin Enterprises, Cl A	5,445	227,111
Sprouts Farmers Market *	12,123	416,183
USANA Health Sciences *	2,110	116,134
		2,965,945
Health Care — 4.6%
Dexcom *	6,085	707,564
Prestige Consumer Healthcare *	5,486	337,169
		1,044,733
Industrials — 0.5%
Healthcare Services Group	8,080	112,716
TOTAL UNITED STATES		10,109,134
TOTAL COMMON STOCK
(Cost $30,636,632)		22,611,207
TOTAL INVESTMENTS — 99.8%
(Cost $30,636,632)		$22,611,207

Percentages are based on Net Assets of $22,651,589.

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Health & Wellness ETF

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — 100.0%
CANADA — 2.9%
Industrials — 1.3%
Ballard Power Systems *	268,160	$1,635,776
Information Technology — 1.6%
Canadian Solar *	57,853	2,074,030
TOTAL CANADA		3,709,806
CHINA — 12.7%
Industrials — 3.0%
China Everbright Environment Group	5,529,800	2,529,164
Dongfang Electric, Cl H	300,600	537,618
Xinjiang Goldwind Science & Technology,
Cl H	708,200	761,232
		3,828,014
Information Technology — 9.7%
Daqo New Energy ADR *	67,508	3,841,880
Flat Glass Group, Cl H	411,100	1,061,260
JinkoSolar Holding ADR *	44,048	2,258,781
Xinyi Solar Holdings	4,536,300	5,236,316
		12,398,237
TOTAL CHINA		16,226,251
DENMARK — 6.3%
Industrials — 6.3%
Vestas Wind Systems	325,458	8,085,426

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 4.3%
Industrials — 2.7%
Nordex *	191,481	$2,369,853
Varta	36,581	1,055,395
		3,425,248
Information Technology — 1.6%
SMA Solar Technology *	31,677	2,056,461
TOTAL GERMANY		5,481,709
NETHERLANDS — 1.5%
Industrials — 1.5%
Alfen Beheer BV *	19,729	1,864,017
NORWAY — 1.7%
Industrials — 1.7%
NEL *	1,409,546	2,120,436
SOUTH KOREA — 15.9%
Industrials — 2.9%
CS Wind	38,036	2,206,281
Doosan Fuel Cell *	59,023	1,503,714
		3,709,995
Information Technology — 8.3%
Samsung SDI	19,193	10,609,013
Materials — 4.7%
Hanwha Solutions *	152,462	5,930,394
TOTAL SOUTH KOREA		20,249,402
SPAIN — 4.8%
Industrials — 4.8%
Siemens Gamesa Renewable Energy *	332,125	6,165,789
SWITZERLAND — 2.7%
Information Technology — 2.7%
Landis+Gyr Group	25,955	1,784,364

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Meyer Burger Technology *	3,249,580	$1,712,190
TOTAL SWITZERLAND		3,496,554
TAIWAN — 2.1%
Information Technology — 2.1%
Simplo Technology	172,664	1,692,812
United Renewable Energy *	1,467,300	1,011,260
TOTAL TAIWAN		2,704,072
UNITED KINGDOM — 4.4%
Industrials — 1.2%
Ceres Power Holdings *	174,174	797,961
ITM Power *	562,849	691,412
		1,489,373
Materials — 3.2%
Johnson Matthey	167,119	4,157,575
TOTAL UNITED KINGDOM		5,646,948
UNITED STATES — 40.7%
Consumer Discretionary — 1.8%
QuantumScape, Cl A *	316,897	2,373,559
Industrials — 18.9%
Ameresco, Cl A *	30,451	1,995,149
Array Technologies *	136,215	2,852,342
Bloom Energy, Cl A *	159,751	3,401,099
Fluence Energy, Cl A *	102,794	1,766,001
FuelCell Energy *	347,028	1,200,717
Plug Power *	272,473	4,348,669
Shoals Technologies Group, Cl A *	101,440	2,938,717
Stem *	138,827	1,814,469
SunPower, Cl A *	157,766	3,825,825
		24,142,988
Information Technology — 20.0%
Enphase Energy *	25,052	8,031,421
First Solar *	57,717	9,957,914

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X CleanTech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SolarEdge Technologies *	25,261	$7,549,502
		25,538,837
TOTAL UNITED STATES		52,055,384
TOTAL COMMON STOCK
(Cost $173,753,378)		127,805,794
TOTAL INVESTMENTS — 100.0%
(Cost $173,753,378)		$127,805,794

Percentages are based on Net Assets of $127,841,991.

* Non-income producing security.

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.8%
Consumer Discretionary — 0.5%
TopBuild *	129,759	$19,993,267
Industrials — 69.5%
Acuity Brands	138,936	26,160,260
Advanced Drainage Systems	281,589	27,387,346
AECOM	557,487	47,386,395
Altra Industrial Motion	254,906	14,942,590
Arcosa	220,015	13,442,917
Argan	278,503	10,569,189
Astec Industries	162,512	7,189,531
Atkore *	181,800	22,206,870
Atlas Technical Consultants *	1,353,883	7,324,507
Builders FirstSource *	761,880	48,706,988
Carlisle	208,301	54,806,076
Columbus McKinnon	221,931	7,152,836
Construction Partners, Cl A *	455,189	13,018,405
Crane Holdings	231,578	24,533,373
CSW Industrials	89,638	10,841,716
CSX	3,100,339	101,350,082
Custom Truck One Source * (A)	1,411,266	9,653,060
Deere	288,904	127,406,664
DXP Enterprises *	410,694	10,608,226

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dycom Industries *	132,412	$12,068,030
Eaton	658,736	107,670,399
EMCOR Group	209,860	32,507,314
Emerson Electric	1,136,195	108,813,395
Exponent	205,849	21,286,845
Fastenal	1,870,004	96,323,906
Fortive	1,473,467	99,532,696
Gibraltar Industries *	183,895	9,306,926
Gorman-Rupp	257,379	7,124,251
Graco	675,461	47,262,006
Granite Construction .	288,601	10,395,408
Greenbrier	275,138	10,562,548
H&E Equipment Services	252,529	10,588,541
Herc Holdings	116,009	14,868,874
Howmet Aerospace	1,694,594	63,835,356
Hubbell, Cl B	215,316	54,703,183
IDEX	301,246	71,542,913
Insteel Industries	260,258	7,675,008
Jacobs Solutions	511,306	64,700,661
Lincoln Electric Holdings	234,842	34,728,435
MasTec *	293,193	26,630,720
MDU Resources Group	802,868	25,282,313
MRC Global *	1,400,024	16,464,282
Mueller Industries .	223,219	15,350,771
Mueller Water Products, Cl A	802,641	9,358,794
MYR Group *	115,589	11,042,217
Norfolk Southern .	382,820	98,193,330
Northwest Pipe *	372,255	13,944,672
NOW *	1,182,721	14,760,358
Parker-Hannifin	337,226	100,810,341
Pentair	653,379	29,905,157
Powell Industries	403,625	10,623,410
Primoris Services .	415,038	8,861,061
Quanta Services .	565,017	84,684,748
RBC Bearings *	112,272	26,605,096
Regal Rexnord	269,088	35,280,128
Rockwell Automation	337,015	89,046,103
SPX Technologies *	201,361	13,471,051
Sterling Infrastructure *	411,078	13,462,805
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Terex	269,366	$12,366,593
Tetra Tech	214,414	33,146,260
Titan Machinery *	347,957	15,320,547
Trane Technologies	604,177	107,797,260
Trinity Industries	377,987	11,577,742
Tutor Perini *	908,656	6,496,890
Union Pacific	429,096	93,298,343
United Rentals *	286,778	101,241,237
Valmont Industries .	84,437	28,595,434
Wabash National	531,084	13,314,276
WESCO International *	198,657	25,610,860
Willdan Group *	337,150	5,913,611
Woodward	247,747	23,734,163
Zurn Elkay Water Solutions	472,513	11,439,540
		2,603,813,839
Information Technology — 2.4%
Badger Meter	117,115	13,564,259
Calix *	252,010	17,968,313
Trimble *	995,175	59,461,706
		90,994,278
Materials — 23.9%
Alcoa .	743,030	37,248,094
Arconic *	403,582	9,617,359
ATI *	541,456	16,519,823
Carpenter Technology	361,452	14,841,219
Century Aluminum *	657,836	5,927,102
Cleveland-Cliffs *	1,986,869	30,756,732
Commercial Metals	478,882	23,570,572
Eagle Materials	160,574	21,892,659
Haynes International	294,240	14,700,230
Louisiana-Pacific	347,369	22,162,142
Martin Marietta Materials	274,842	100,724,096
Minerals Technologies	148,128	8,930,637
Nucor	1,135,251	170,230,887
Reliance Steel & Aluminum	249,502	52,717,278
RPM International	513,706	53,230,216
Ryerson Holding	501,279	14,782,718
Steel Dynamics	789,454	82,047,954
Summit Materials, Cl A *	474,224	14,364,245

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
TimkenSteel *	789,623	$14,765,950
United States Steel .	1,073,393	28,219,502
Vulcan Materials	568,432	104,210,639
Westlake	505,521	54,419,336
		895,879,390
Utilities — 3.5%
Sempra Energy	783,747	130,250,914
TOTAL COMMON STOCK
		3,740,931,688
SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $343,426)	343,426	343,426
	Face Amount
REPURCHASE AGREEMENT(B) — 0.0%
BNP Paribas
3.730%, dated 11/30/2022, to be repurchased
on 12/01/2022, repurchase price $477,383
(collateralized by various U.S. Treasury
Obligations, ranging in par value $24,123
- $60,247, 1.625% - 2.500%, 5/15/2024
- 5/15/2031, with a total market value of
$490,290)
(Cost $477,334)	$477,334	477,334
TOTAL INVESTMENTS — 99.8%
(Cost $3,551,514,483)		$3,741,752,448

Percentages are based on Net Assets of $3,748,693,233.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at November 30, 2022.

(B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X U.S. Infrastructure Development ETF

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,740,931,688	$—	$—	$3,740,931,688
Short-Term Investment	343,426	—	—	343,426
Repurchase Agreement	—	477,334	—	477,334
Total Investments in Securities	$3,741,275,114	$477,334	$—	$3,741,752,448

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Thematic Growth ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Global X Blockchain ETF(A)	1,761,883	$7,276,577
Global X Cannabis ETF(A)	493,461	7,421,653
Global X Data Center REITs & Digital
Infrastructure ETF(A)	287,982	3,870,478
Global X FinTech ETF(A)	174,218	3,581,922
Global X Genomics & Biotechnology ETF(A)	299,773	4,046,936
Global X Lithium & Battery Tech ETF(A)	117,547	8,163,639
Global X Renewable Energy Producers ETF(A)	598,223	8,267,442
Global X Robotics & Artificial Intelligence
ETF(A)	196,896	4,219,481
Global X Social Media ETF(A)	133,955	4,085,628
TOTAL EXCHANGE TRADED FUNDS
(Cost $85,232,178)		50,933,756
TOTAL INVESTMENTS — 99.9%
(Cost $85,232,178)		$50,933,756

Percentages are based on Net Assets of $50,979,234.

(A) Affiliated investment.

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Thematic Growth ETF

The following is a summary of the transactions with affiliates for the year ended November 30, 2022:

	Value at 11/30/21	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/22	Dividend Income	Capital Gains
Global X Blockchain ETF	$—	$13,740,830	$(1,318,836)	$(4,809,941)	$(335,476)	$7,276,577	$—	$—
Global X Cannabis ETF	$6,346,511	$9,325,689	$(2,302,610)	$(5,117,848)	$(830,089)	$7,421,653	$208,833	$—
Global X Cloud Computing ETF	$17,449,964	$3,350,222	$(13,436,383)	$609,723	$(7,973,526)	$—	$—	$306,532
Global X Data Center REITs & Digital Infrastructure ETF	$—	$4,787,889	$(495,500)	$(345,578)	$(76,333)	$3,870,478	$—	$—
Global X FinTech ETF	$16,833,127	$4,592,465	$(8,151,649)	$(3,945,035)	$(5,746,986)	$3,581,922	$875,359	$—
Global X Genomics & Biotechnology ETF	$23,960,245	$4,197,142	$(16,878,885)	$1,217,070	$(8,448,636)	$4,046,936	$8,106	$—
Global X Lithium & Battery Tech ETF	$10,545,810	$16,594,024	$(15,364,870)	$(2,483,070)	$(1,128,255)	$8,163,639	$35,277	$—
Global X Renewable Energy Producers ETF	$9,141,433	$5,365,979	$(5,036,741)	$(956,330)	$(246,899)	$8,267,442	$89,035	$—
Global X Robotics & Artificial Intelligence ETF	$9,418,697	$1,965,288	$(3,219,867)	$(2,945,472)	$(999,165)	$4,219,481	$(1,858)	$—
Global X Social Media ETF	$16,244,505	$3,375,640	$(7,997,515)	$(1,678,665)	$(5,858,337)	$4,085,628	$36,115	$—
Totals:	$109,940,292	$67,295,168	$(74,202,856)	$(20,455,146)	$(31,643,702)	$50,933,756	$1,250,867	$306,532

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — 98.3%
AUSTRALIA — 4.6%
Materials — 4.6%
Nufarm	75,868	$305,868
CANADA — 13.0%
Consumer Staples — 0.6%
Maple Leaf Foods	1,092	20,492
SunOpta *	2,306	21,561
		42,053
Materials — 12.4%
Nutrien	10,380	834,552
TOTAL CANADA		876,605
CHINA — 22.9%
Consumer Staples — 22.9%
Cheng De Lolo, Cl A *	566,280	657,930
Origin Agritech *	7,552	79,749
Yuan Longping High-tech Agriculture, Cl A*	361,300	803,847
TOTAL CHINA		1,541,526
ISRAEL — 0.3%
Materials — 0.3%
ICL Group	2,388	19,435
PHILIPPINES — 0.3%
Consumer Staples — 0.3%
Monde Nissin	95,405	21,321

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 4.6%
Consumer Staples — 4.1%
Unilever	5,558	$274,293
Industrials — 0.5%
CNH Industrial	2,206	35,384
TOTAL UNITED KINGDOM		309,677
UNITED STATES — 52.6%
Consumer Discretionary — 4.6%
GrowGeneration *	45,797	310,962
Consumer Staples — 19.9%
AppHarvest *	226,646	204,389
Archer-Daniels-Midland	1,507	146,933
Benson Hill *	6,707	20,859
Beyond Meat *	20,858	304,318
Hain Celestial Group *	964	18,065
Ingredion	210	20,574
Kellogg	995	72,585
Local Bounti *	51,520	108,192
Oatly Group ADR *	155,771	253,907
Sprouts Farmers Market *	583	20,014
Tattooed Chef *	110,203	166,407
		1,336,243
Industrials — 12.6%
Deere .	661	291,501
Hydrofarm Holdings Group *	65,814	165,193
Titan Machinery *	8,873	390,678
		847,372
Materials — 15.5%
AgroFresh Solutions *	51,125	150,819
Corteva	12,346	829,157
FMC	323	42,197

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X AgTech & Food Innovation ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Scotts Miracle-Gro, Cl A	319	$17,841
		1,040,014
TOTAL UNITED STATES		3,534,591
TOTAL COMMON STOCK
(Cost $8,124,004)		6,609,023
TOTAL INVESTMENTS — 98.3%
(Cost $8,124,004)		$6,609,023

Percentages are based on Net Assets of $6,720,504.

* Non-income producing security.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,587,702	$21,321	$—	$6,609,023
Total Investments in Securities	$6,587,702	$21,321	$—	$6,609,023

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 1.1%
Information Technology — 1.1%
Iris Energy * (A)	339,428	$505,747
CANADA — 11.2%
Information Technology — 11.2%
BIGG Digital Assets * (A)	1,308,801	255,832
Bitfarms * (A)	2,731,559	1,611,896
Hive Blockchain Technologies * (A)	840,549	1,760,831
Hut 8 Mining * (A)	1,203,890	1,429,714
TOTAL CANADA		5,058,273
CHINA — 9.1%
Information Technology — 9.1%
Bit Digital * (A)	1,736,900	1,595,516
Canaan ADR *	890,346	2,314,900
Ebang International Holdings, Cl A *	45,081	221,350
TOTAL CHINA		4,131,766
GERMANY — 2.0%
Information Technology — 2.0%
Northern Data * (A)	118,690	909,240
UNITED KINGDOM — 0.9%
Information Technology — 0.9%
Argo Blockchain * (A)	6,521,212	427,137

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Blockchain ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 75.5%
Consumer Discretionary — 3.0%
Overstock.com *	50,117	$1,334,115
Financials — 19.1%
Bakkt Holdings * (A)	1,202,850	2,129,044
Coinbase Global, Cl A* (A)	104,201	4,765,112
Galaxy Digital Holdings * (A)	553,252	1,758,882
		8,653,038
Information Technology — 53.4%
Applied Digital * (A)	1,239,432	2,416,892
Block, Cl A *	122,598	8,308,466
Cipher Mining *	280,146	218,962
Cleanspark *	341,955	769,399
Core Scientific *	14,395,800	1,918,960
Marathon Digital Holdings * (A)	541,961	3,425,194
NVIDIA .	9,060	1,533,224
PayPal Holdings *	14,528	1,139,140
Riot Blockchain * (A)	798,589	3,713,439
Ryvyl * (A)	506,926	370,056
Terawulf *	408,384	338,959
		24,152,691
TOTAL UNITED STATES		34,139,844
TOTAL COMMON STOCK
(Cost $116,522,790)		45,172,007
SHORT-TERM INVESTMENT(B)(C) — 12.8%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
3.600%
(Cost $5,782,154)	5,782,154	5,782,154

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Blockchain ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 17.4%
BNP Paribas
3.730%, dated 11/30/2022, to be repurchased
on 12/01/2022, repurchase price $7,848,553
(collateralized by various U.S. Treasury
Obligations, ranging in par value $396,604
- $990,507, 1.625% - 2.500%, 5/15/2024
- 5/15/2031, with a total market value of
$8,060,723)
(Cost $7,847,740)	$7,847,740	$7,847,740
TOTAL INVESTMENTS — 130.0%
(Cost $130,152,684)		$58,801,901

Percentages are based on Net Assets of $45,226,917.

* Non-income producing security.

(A) This security or a partial position of this security is on loan at November 30, 2022.

(B) Security was purchased with cash collateral held from securities on loan.

(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,172,007	$—	$—	$45,172,007
Short-Term Investment	5,782,154	—	—	5,782,154
Repurchase Agreement	—	7,847,740	—	7,847,740
Total Investments in Securities	$50,954,161	$7,847,740	$—	$58,801,901

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 0.3%
Materials — 0.3%
Calix *	5,627	$18,917
BRAZIL — 2.9%
Utilities — 2.9%
Cia de Saneamento Basico do Estado de Sao
Paulo .	16,629	190,644
Cia de Saneamento de Minas Gerais-COPASA .	9,295	27,927
TOTAL BRAZIL		218,571
CHINA — 6.5%
Industrials — 1.5%
Beijing Originwater Technology, Cl A	135,600	97,629
WPG Shanghai Smart Water, Cl A	15,500	18,096
		115,725
Utilities — 5.0%
Beijing Capital Eco-Environment Protection
Group, Cl A	187,900	76,661
Beijing Enterprises Water Group	199,240	52,838

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Chengdu Xingrong Environment, Cl A	123,500	$88,569
China Water Affairs Group	38,600	31,303
Guangdong Investment	137,400	126,037
		375,408
TOTAL CHINA		491,133
JAPAN — 3.5%
Industrials — 3.5%
Kurita Water Industries	4,783	209,089
Nomura Micro Science	884	29,807
Organo	1,400	28,273
TOTAL JAPAN		267,169
SAUDI ARABIA — 0.4%
Utilities — 0.4%
AlKhorayef Water & Power Technologies	724	27,733
SINGAPORE — 1.0%
Utilities — 1.0%
Keppel Infrastructure Trust	197,665	77,895
SOUTH KOREA — 1.5%
Consumer Discretionary — 1.5%
Coway	2,635	115,082
UNITED KINGDOM — 8.5%
Utilities — 8.5%
Severn Trent	9,992	322,714
United Utilities Group	26,512	323,310
TOTAL UNITED KINGDOM		646,024
UNITED STATES — 75.2%
Energy — 0.4%
Select Energy Services, Cl A	3,705	30,344
Industrials — 42.9%
A O Smith	5,636	342,331
Advanced Drainage Systems	2,419	235,272

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Clean Water ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Core & Main, Cl A *	2,946	$61,277
Energy Recovery *	2,216	51,367
Evoqua Water Technologies *	5,856	254,677
Ferguson	5,069	594,239
Franklin Electric	1,885	157,021
Mueller Water Products, Cl A	7,516	87,637
Pentair	7,084	324,235
Reliance Worldwide	33,084	67,798
Watts Water Technologies, Cl A	1,320	209,154
Xylem .	6,187	695,109
Zurn Elkay Water Solutions	7,164	173,440
		3,253,557
Information Technology — 2.2%
Badger Meter	1,419	164,349
Materials — 7.2%
Ecolab	3,674	550,475
Utilities — 22.5%
American States Water	1,785	174,912
American Water Works	4,040	613,110
California Water Service Group	2,627	170,571
Essential Utilities	11,808	569,618
Middlesex Water	841	78,592
SJW Group	1,303	97,321
		1,704,124
TOTAL UNITED STATES		5,702,849
TOTAL COMMON STOCK
(Cost $8,228,213)		7,565,373
TOTAL INVESTMENTS — 99.8%
(Cost $8,228,213)		$7,565,373

Percentages are based on Net Assets of $7,580,290.

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Clean Water ETF

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — 97.7%
CANADA — 8.8%
Industrials — 8.8%
Ballard Power Systems *	532,196	$3,246,396
NFI Group	14,524	106,597
TOTAL CANADA		3,352,993
FRANCE — 5.3%
Consumer Discretionary — 0.4%
Cie Plastic Omnium .	10,788	164,730
Industrials — 4.9%
McPhy Energy *	132,928	1,855,955
TOTAL FRANCE		2,020,685
GERMANY — 5.5%
Industrials — 5.5%
SFC Energy *	86,085	2,105,147
JAPAN — 2.0%
Consumer Discretionary — 2.0%
Toyota Motor	51,712	745,069
NORWAY — 12.5%
Industrials — 12.5%
NEL *	3,165,224	4,761,573
SOUTH KOREA — 4.5%
Industrials — 4.5%
Doosan Fuel Cell *	59,558	1,517,344

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
S-Fuelcell	9,384	$176,103
TOTAL SOUTH KOREA		1,693,447
SWEDEN — 7.7%
Industrials — 7.7%
Cell Impact *	930,236	1,194,221
PowerCell Sweden *	150,453	1,748,781
TOTAL SWEDEN		2,943,002
UNITED KINGDOM — 14.4%
Industrials — 12.4%
AFC Energy *	4,914,583	1,243,132
Ceres Power Holdings *	386,659	1,771,439
ITM Power *	1,382,652	1,698,470
		4,713,041
Materials — 2.0%
Linde	2,221	747,322
TOTAL UNITED KINGDOM		5,460,363
UNITED STATES — 37.0%
Industrials — 34.9%
Advent Technologies Holdings *	285,080	632,878
Bloom Energy, Cl A *	209,755	4,465,684
Cummins	2,964	744,438
FuelCell Energy *	460,015	1,591,652
Hyster-Yale Materials Handling	3,612	105,759
Hyzon Motors *	748,768	1,213,004
Lightning eMotors *	97,025	66,161
Nikola *	78,323	205,206
Plug Power *	266,730	4,257,011
		13,281,793

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Hydrogen ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.1%
Air Products & Chemicals .	2,511	$778,812
TOTAL UNITED STATES		14,060,605
TOTAL COMMON STOCK
(Cost $52,384,621)		37,142,884
TOTAL INVESTMENTS — 97.7%
(Cost $52,384,621)		$37,142,884

Percentages are based on Net Assets of $38,034,571.

* Non-income producing security.

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Solar ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 1.0%
Information Technology — 1.0%
Canadian Solar *	1,713	$61,411
CHINA — 57.5%
Industrials — 14.0%
Ginlong Technologies, Cl A *	7,200	200,971
GoodWe Technologies, Cl A	2,068	100,379
ReneSola ADR *	3,545	16,733
Sineng Electric, Cl A	5,640	44,468
Sungrow Power Supply, Cl A	29,000	470,809
		833,360
Information Technology — 42.2%
Daqo New Energy ADR *	2,269	129,129
Flat Glass Group, Cl H	15,100	38,981
GCL Technology Holdings *	659,200	206,066
Hangzhou First Applied Material, Cl A	18,580	157,615
JA Solar Technology, Cl A	56,060	460,601
Jiangsu Akcome Science & Technology, Cl A*.	148,600	64,403
JinkoSolar Holding ADR *	1,461	74,920
LONGi Green Energy Technology, Cl A	72,060	465,714
Risen Energy, Cl A *	16,500	60,097
Shenzhen SC New Energy Technology, Cl A	9,600	174,150
TCL Zhonghuan Renewable Energy
Technology, Cl A	43,400	254,694
Trina Solar, Cl A	28,572	260,165

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xinyi Solar Holdings	142,600	$164,605
		2,511,140
Materials — 0.3%
Henan Yicheng New Energy, Cl A *	28,000	20,357
Utilities — 1.0%
CECEP Solar Energy, Cl A	41,400	43,717
Xinyi Energy Holdings	57,000	17,453
		61,170
TOTAL CHINA		3,426,027
GERMANY — 1.8%
Information Technology — 0.4%
SMA Solar Technology *	352	22,852
Utilities — 1.4%
Encavis	4,092	83,298
TOTAL GERMANY		106,150
INDIA — 0.3%
Utilities — 0.3%
Azure Power Global *	3,020	17,244
JAPAN — 0.7%
Industrials — 0.3%
Abalance .	800	17,090
Utilities — 0.4%
West Holdings	705	22,205
TOTAL JAPAN		39,295
SOUTH KOREA — 2.8%
Information Technology — 0.3%
Hyundai Energy Solutions *	360	17,988

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.5%
Hanwha Solutions *	3,821	$148,628
TOTAL SOUTH KOREA		166,616
SPAIN — 1.9%
Utilities — 1.9%
Atlantica Sustainable Infrastructure	2,479	69,164
Solaria Energia y Medio Ambiente *	2,494	43,861
TOTAL SPAIN		113,025
SWITZERLAND — 0.9%
Information Technology — 0.9%
Meyer Burger Technology *	102,115	53,804
TAIWAN — 1.8%
Information Technology — 1.8%
Gigastorage *	29,530	17,916
Motech Industries	20,690	17,306
Tainergy Tech *	20,900	18,698
TSEC *	16,377	17,460
United Renewable Energy *	48,918	33,714
TOTAL TAIWAN		105,094
TURKEY — 0.3%
Utilities — 0.3%
Esenboga Elektrik Uretim	4,751	21,335
UNITED STATES — 30.8%
Industrials — 7.5%
Array Technologies *	4,418	92,513
FTC Solar *	7,780	16,493
Heliogen *	16,299	18,581
Shoals Technologies Group, Cl A *	3,006	87,084
SunPower, Cl A *	2,371	57,497
Sunrun *	5,397	175,834
		448,002
Information Technology — 21.9%
Enphase Energy *	1,553	497,877

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Solar ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
First Solar *	2,989	$515,692
Maxeon Solar Technologies *	790	18,186
SolarEdge Technologies *	920	274,951
		1,306,706
Utilities — 1.4%
Altus Power, Cl A *	2,304	16,474
Sunnova Energy International *	2,821	64,403
		80,877
TOTAL UNITED STATES		1,835,585
TOTAL COMMON STOCK
(Cost $4,992,301)		5,945,586
TOTAL INVESTMENTS — 99.8%
(Cost $4,992,301)		$5,945,586

Percentages are based on Net Assets of $5,955,456.

* Non-income producing security.

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 2.2%
Industrials — 0.3%
Aeris Industria E Comercio De Equipamentos
Para Geracao De Energia	32,200	$8,817
Utilities — 1.9%
Omega Energia *	33,900	64,592
TOTAL BRAZIL		73,409
CANADA — 18.3%
Utilities — 18.3%
Boralex, Cl A	5,155	143,771
Innergex Renewable Energy	8,471	105,224
Northland Power	12,963	364,306
TOTAL CANADA		613,301
CHINA — 33.8%
Industrials — 24.9%
Dajin Heavy Industry, Cl A	24,400	150,460
Jinlei Technology, Cl A *	13,600	75,262
Ming Yang Smart Energy Group, Cl A	85,100	321,608
Qingdao Tianneng Heavy Industries, Cl A	29,500	37,440
Riyue Heavy Industry, Cl A	25,000	69,915
Titan Wind Energy Suzhou, Cl A	67,100	134,133
Xinjiang Goldwind Science & Technology,
Cl H	40,600	43,640
		832,458
Utilities — 8.9%
CECEP Wind-Power, Cl A	205,860	117,700

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
China Datang Renewable Power, Cl H	122,000	$34,855
China Longyuan Power Group, Cl H	119,600	145,870
		298,425
TOTAL CHINA		1,130,883
DENMARK — 23.7%
Industrials — 12.3%
Vestas Wind Systems	16,489	409,640
Utilities — 11.4%
Orsted .	4,442	381,558
TOTAL DENMARK		791,198
GERMANY — 3.8%
Industrials — 3.8%
Nordex *	6,762	83,689
PNE	1,873	42,332
TOTAL GERMANY		126,021
GREECE — 1.9%
Utilities — 1.9%
Terna Energy	3,115	62,544
HONG KONG — 1.1%
Industrials — 1.1%
Cadeler *	6,852	25,481
China High Speed Transmission Equipment
Group *	23,300	10,806
TOTAL HONG KONG		36,287
INDIA — 1.7%
Utilities — 1.7%
ReNew Energy Global, Cl A *	9,303	56,469
SOUTH KOREA — 2.1%
Industrials — 2.1%
CS Wind	1,079	62,587

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Wind Energy ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Unison *	6,303	$8,579
TOTAL SOUTH KOREA		71,166
SPAIN — 8.6%
Industrials — 4.5%
Siemens Gamesa Renewable Energy *	8,020	148,889
Utilities — 4.1%
ACCIONA Energias Renovables	3,525	137,414
TOTAL SPAIN		286,303
SWEDEN — 1.2%
Industrials — 1.2%
OX2 *	5,766	41,202
TAIWAN — 0.7%
Materials — 0.7%
Century Iron & Steel Industrial .	8,800	24,203
UNITED STATES — 0.8%
Industrials — 0.8%
TPI Composites *	2,128	25,706
TOTAL COMMON STOCK
(Cost $4,194,828)		3,338,692
TOTAL INVESTMENTS — 99.9%
(Cost $4,194,828)		$3,338,692

Percentages are based on Net Assets of $3,340,925.

* Non-income producing security.

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Green Building ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA — 1.8%
Real Estate — 1.8%
Vicinity Centres ‡	27,864	$37,881
AUSTRIA — 0.4%
Real Estate — 0.4%
Immobilien Anlagen	283	9,237
BRAZIL — 0.2%
Real Estate — 0.2%
BR Properties	4,150	4,806
CANADA — 0.2%
Real Estate — 0.2%
Dream Office ‡	428	4,887
CHINA — 5.9%
Real Estate — 5.9%
China Jinmao Holdings Group	53,040	12,435
China Overseas Grand Oceans Group	14,460	6,669
China Overseas Land & Investment .	26,950	72,852
China Vanke, Cl H	13,670	28,127
CIFI Holdings Group	28,134	4,253
TOTAL CHINA		124,336
DENMARK — 0.6%
Industrials — 0.6%
ROCKWOOL, Cl B	61	13,085

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
FINLAND — 5.2%
Industrials — 4.9%
Kone, Cl B	2,121	$103,757
Real Estate — 0.3%
Citycon .	870	5,787
TOTAL FINLAND		109,544
FRANCE — 12.7%
Industrials — 4.1%
Cie de Saint-Gobain	1,917	86,346
Real Estate — 8.6%
Covivio ‡	498	28,356
Gecina ‡	537	51,560
ICADE ‡	331	13,435
Klepierre ‡	1,612	36,482
Mercialys ‡	760	7,180
Unibail-Rodamco-Westfield ‡ *	799	41,661
		178,674
TOTAL FRANCE		265,020
GUERNSEY — 0.3%
Real Estate — 0.3%
Balanced Commercial Property Trust ‡	5,123	5,491
HONG KONG — 3.5%
Real Estate — 3.5%
Hang Lung Properties	13,110	24,153
Hongkong Land Holdings	7,720	30,957
Swire Properties	7,660	17,154
TOTAL HONG KONG		72,264
IRELAND — 2.9%
Industrials — 2.9%
Kingspan Group	1,119	61,573

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 18.3%
Real Estate — 18.3%
Activia Properties ‡	5	$15,300
Advance Logistics Investment ‡	6	6,317
AEON Investment ‡	11	12,581
CRE Logistics ‡	4	5,885
Frontier Real Estate Investment ‡	3	11,373
Fukuoka ‡	5	6,246
GLP J-Reit ‡	30	33,109
Japan Metropolitan Fund Invest ‡	51	40,240
Japan Prime Realty Investment ‡	6	16,898
Japan Real Estate Investment ‡	9	39,279
LaSalle Logiport ‡	13	15,027
Nippon Building Fund ‡	11	50,452
Nippon Prologis ‡	16	38,699
Nomura Real Estate Master Fund ‡	30	37,086
Orix JREIT ‡	19	26,347
SOSiLA Logistics ‡	6	5,908
United Urban Investment ‡	21	23,206
TOTAL JAPAN		383,953
NETHERLANDS — 0.7%
Real Estate — 0.7%
CTP	728	7,856
Wereldhave ‡	422	5,757
TOTAL NETHERLANDS		13,613
ROMANIA — 1.2%
Real Estate — 1.2%
NEPI Rockcastle	4,199	25,452
SINGAPORE — 7.8%
Real Estate — 7.8%
Capitaland India Trust	7,300	6,233
CapitaLand Integrated Commercial Trust ‡	48,510	73,280
City Developments	3,060	18,512
Frasers Centrepoint Trust ‡	7,760	11,496
Frasers Logistics & Commercial Trust ‡	20,190	16,797
Keppel ‡	13,380	8,788

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Green Building ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Lendlease Global Commercial ‡	12,560	$6,645
Mapletree Pan Asia Commercial Trust ‡	16,690	20,828
TOTAL SINGAPORE		162,579
SPAIN — 1.9%
Consumer Discretionary — 0.3%
Neinor Homes	623	5,638
Real Estate — 1.6%
Inmobiliaria Colonial Socimi ‡	2,106	12,740
Merlin Properties Socimi ‡	2,263	20,668
		33,408
TOTAL SPAIN		39,046
SWEDEN — 1.8%
Industrials — 0.3%
Lindab International	534	6,379
Real Estate — 1.5%
Atrium Ljungberg, Cl B	408	6,424
Fabege .	1,853	15,121
Hufvudstaden, Cl A	774	10,735
		32,280
TOTAL SWEDEN		38,659
SWITZERLAND — 1.6%
Industrials — 1.6%
Belimo Holding	72	32,458
UNITED KINGDOM — 1.9%
Consumer Discretionary — 1.6%
Berkeley Group Holdings	765	34,720
Industrials — 0.3%
Volution Group	1,408	5,801
TOTAL UNITED KINGDOM		40,521

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Green Building ETF
	Shares	Value
COMMON STOCK — continued
UNITED STATES — 30.7%
Consumer Discretionary — 4.1%
KB Home	614	$19,273
M/I Homes *	196	8,855
Meritage Homes *	260	22,467
TopBuild *	234	36,055
		86,650
Industrials — 14.0%
AAON .	306	24,253
Carrier Global	2,045	90,634
Lennox International	232	60,420
Masonite International *	162	12,194
PGT Innovations *	414	8,193
Trane Technologies	550	98,131
		293,825
Real Estate — 12.6%
Boston Properties ‡	998	71,936
Brandywine Realty Trust ‡	1,223	8,451
Cousins Properties ‡	1,096	28,913
Douglas Emmett ‡	1,216	21,061
Elme Communities ‡	628	12,409
Empire State Realty Trust, Cl A ‡	965	7,440
Franklin Street Properties ‡	2,034	5,939
Hudson Pacific Properties ‡	977	11,294
Kilroy Realty ‡	833	36,002
Piedmont Office Realty Trust, Cl A ‡	886	9,223
SL Green Realty ‡	466	19,554
Vornado Realty Trust ‡	1,212	30,652
		262,874
TOTAL UNITED STATES		643,349
TOTAL COMMON STOCK
(Cost $2,434,963)		2,087,754
TOTAL INVESTMENTS — 99.6%
(Cost $2,434,963)		$2,087,754

Percentages are based on Net Assets of $2,095,192.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	november 30, 2022
Global X Green Building ETF

* Non-income producing security.

‡ Real Estate Investment Trust

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

november 30, 2022
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Portfolio Abbreviations
ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust

Statements of Assets and Liabilities
November 30, 2022

	Global X Robotics & Artificial Intelligence ETF		Global X Internet of Things ETF		Global X FinTech ETF		Global X Video Games & Esports ETF
Assets:
Cost of Investments	$1,634,068,168		$290,839,010		$755,991,978		$301,002,692
Cost of Repurchase Agreement	26,668,406		4,621,562		20,186,125		9,983,920
Cost of Foreign Currency	—		1		—		2
Investments, at Value	$1,354,528,344	*	$308,545,251	*	$468,991,401	*	$181,087,214	*
Repurchase Agreement, at Value	26,668,406		4,621,562		20,186,125		9,983,920
Cash	721,160		155,407		736,028		104,328
Foreign Currency, at Value	—		1		—		2
Reclaim Receivable	3,849,348		164,261		197,276		1,484
Receivable for Investment Securities Sold	3,164,074		—		—		—
Dividend, Interest, and Securities Lending Income Receivable	2,814,224		322,166		343,774		139,137
Receivable for Capital Shares Sold	—		—		—		3,911,678
Due from Broker	—		—		21,053		—
Total Assets	1,391,745,556		313,808,648		490,475,657		195,227,763
Liabilities:
Obligation to Return Securities Lending Collateral	45,855,407		7,946,617		34,723,372		17,167,007
Payable for Capital Shares Redeemed	3,163,465		—		10,763		—
Payable due to Investment Adviser	744,159		165,346		260,594		69,888
Payable for Investment Securities Purchased	—		—		—		3,796,773
Unrealized Depreciation on Spot Contracts	—		—		—		6
Custodian Fees Payable	40,790		—		—		135
Due to Broker	—		—		18,240		119,187
Total Liabilities	49,803,821		8,111,963		35,012,969		21,152,996
Net Assets	$1,341,941,735		$305,696,685		$455,462,688		$174,074,767
Net Assets Consist of:
Paid-in Capital	$1,989,339,379		$295,742,881		$886,036,099		$330,861,869
Total Distributable Earnings/(Loss)	(647,397,644)		9,953,804		(430,573,411)		(156,787,102)
Net Assets	$1,341,941,735		$305,696,685		$455,462,688		$174,074,767
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	63,630,000		10,010,000		22,280,000		9,180,000
Net Asset Value, Offering and Redemption Price Per Share	$21.09		$30.54		$20.44		$18.96
*Includes Market Value of Securities on Loan	$44,286,701		$7,832,981		$34,774,392		$16,688,366

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2022

	Global X Autonomous & Electric Vehicles ETF		Global X Cloud Computing ETF		Global X Data Center REITs & Digital Infrastructure ETF	Global X Cybersecurity ETF
Assets:
Cost of Investments	$1,145,618,425		$1,004,007,312		$84,959,886	$1,314,176,562
Cost of Repurchase Agreement	29,898,894		576,880		—	—
Cost of Foreign Currency	244,957		—		—	(31)
Investments, at Value	$903,275,433	*	$589,063,277	*	$68,044,908	$962,651,496
Repurchase Agreement, at Value	29,898,894		576,880		—	—
Cash	226,675		692,099		—	5,699,460
Foreign Currency, at Value	244,022		—		—	—
Dividend, Interest, and Securities Lending Income Receivable	1,500,785		59,256		65,639	560,181
Reclaim Receivable	217,784		—		—	3,776
Unrealized Appreciation on Spot Contracts	1,418		943		—	—
Receivable for Investment Securities Sold	—		3,175,958		—	22,621,246
Due from Broker	11,333		—		—	—
Total Assets	935,376,344		593,568,413		68,110,547	991,536,159
Liabilities:
Obligation to Return Securities Lending Collateral	51,410,120		991,925		—	—
Payable due to Investment Adviser	481,356		315,936		24,516	417,228
Payable for Investment Securities Purchased	—		—		—	457,354
Payable for Capital Shares Redeemed	—		3,175,261		—	22,634,702
Overdraft of Foreign Currency	—		—		—	31
Unrealized Depreciation on Spot Contracts	—		—		—	7,566
Cash Overdraft	—		—		4,942,743	—
Custodian Fees Payable	1,372		—		—	40,646
Due to Broker	5,190		765		—	36,370
Total Liabilities	51,898,038		4,483,887		4,967,259	23,593,897
Net Assets	$883,478,306		$589,084,526		$63,143,288	$967,942,262
Net Assets Consist of:
Paid-in Capital	$1,202,121,762		$1,094,120,151		$80,049,701	$1,382,915,377
Total Distributable Loss	(318,643,456)		(505,035,625)		(16,906,413)	(414,973,115)
Net Assets	$883,478,306		$589,084,526		$63,143,288	$967,942,262
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	38,590,002		35,130,000		4,670,000	42,360,000
Net Asset Value, Offering and Redemption Price Per Share	$22.89		$16.77		$13.52	$22.85
*Includes Market Value of Securities on Loan	$53,494,426		$1,089,314		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2022

	Global X Artificial Intelligence & Technology ETF	Global X Metaverse ETF	Global X Millennial Consumer ETF		Global X Education ETF‡
Assets:
Cost of Investments	$177,259,300	$2,547,757	$160,925,008		$8,734,948
Cost of Repurchase Agreement	218,443	—	70,223		—
Cost of Foreign Currency	(24)	—	—		1
Investments, at Value	$130,475,410 *	$1,917,561	$105,350,545	*	$3,678,339
Repurchase Agreement, at Value	218,443	—	70,223		—
Cash	43,158	520	155,133		—
Foreign Currency, at Value	1	—	—		1
Receivable for Investment Securities Sold	8,636,445	126,683	—		—
Dividend, Interest, and Securities Lending Income Receivable	189,004	1,772	45,737		2,405
Receivable for Capital Shares Sold	48,529	—	—		—
Reclaim Receivable	22,202	—	—		—
Unrealized Appreciation on Spot Contracts	—	28	—		—
Total Assets	139,633,192	2,046,564	105,621,638		3,680,745
Liabilities:
Obligation to Return Securities Lending Collateral	375,605	—	120,746		—
Payable for Capital Shares Redeemed	8,615,173	—	—		—
Payable due to Investment Adviser	74,668	755	41,446		1,324
Payable for Investment Securities Purchased	—	125,423	—		—
Cash Overdraft	—	—	—		301,038
Custodian Fees Payable	64	—	—		4
Due to Broker	49,231	—	440		—
Total Liabilities	9,114,741	126,178	162,632		302,366
Net Assets	$130,518,451	$1,920,386	$105,459,006		$3,378,379
Net Assets Consist of:
Paid-in Capital	$181,417,614	$2,410,000	$164,823,014		$10,766,705
Total Distributable Loss	(50,899,163)	(489,614)	(59,364,008)		(7,388,326)
Net Assets	$130,518,451	$1,920,386	$105,459,006		$3,378,379
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	6,060,002	100,000	3,710,000		153,333
Net Asset Value, Offering and Redemption Price Per Share	$21.54	$19.20	$28.43		$22.03
*Includes Market Value of Securities on Loan	$387,617	$—	$123,885		$—

‡
The Outstanding Shares of Beneficial Interest and Net Asset Value, Offering and Redemption Price Per Share were updated to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2022

	Global X Cannabis ETF	Global X Genomics & Biotechnology ETF		Global X China Biotech Innovation ETF	Global X Telemedicine & Digital Health ETF
Assets:
Cost of Investments	$98,451,980	$254,470,189		$3,496,513	$259,004,464
Cost of Repurchase Agreement	9,834,319	1,506,000		—	3,581,273
Cost of Foreign Currency	(101,397)	2		—	10
Investments, at Value	$62,934,432 *	$210,521,056	*	$2,610,462	$152,467,339	*
Repurchase Agreement, at Value	9,834,319	1,506,000		—	3,581,273
Cash	18,661	—		3,375	311,157
Foreign Currency, at Value	—	2		—	10
Receivable for Capital Shares Sold	1,158,713	—		—	—
Receivable for Investment Securities Sold	179,091	237,384		—	—
Dividend, Interest, and Securities Lending Income Receivable	92,591	17,012		—	44,768
Unrealized Appreciation on Spot Contracts	—	1,563		—	—
Reclaim Receivable	—	12,358		—	10,379
Total Assets	74,217,807	212,295,375		2,613,837	156,414,926
Liabilities:
Obligation to Return Securities Lending Collateral	16,909,773	2,589,515		—	6,157,875
Payable for Investment Securities Purchased	1,279,247	—		—	—
Overdraft of Foreign Currency	101,397	—		—	—
Payable due to Investment Adviser	22,800	84,074		1,357	84,073
Unrealized Depreciation on Spot Contracts	25	—		—	—
Cash Overdraft	—	279,245		—	—
Custodian Fees Payable	296	1,790		—	356
Due to Broker	—	—		—	97,552
Total Liabilities	18,313,538	2,954,624		1,357	6,339,856
Net Assets	$55,904,269	$209,340,751		$2,612,480	$150,075,070
Net Assets Consist of:
Paid-in Capital	$310,494,325	$322,862,568		$4,625,600	$319,179,432
Total Distributable Loss	(254,590,056)	(113,521,817)		(2,013,120)	(169,104,362)
Net Assets	$55,904,269	$209,340,751		$2,612,480	$150,075,070
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	3,738,357	15,560,000		270,000	12,270,000
Net Asset Value, Offering and Redemption Price Per Share	$14.95	$13.45		$9.68	$12.23
*Includes Market Value of Securities on Loan	$15,676,704	$2,751,708		$—	$6,198,671

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2022

	Global X Aging Population ETF	Global X Health & Wellness ETF	Global X CleanTech ETF	Global X U.S. Infrastructure Development ETF
Assets:
Cost of Investments	$47,795,435	$30,636,632	$173,753,378	$3,551,037,149
Cost of Repurchase Agreement	—	—	—	477,334
Cost of Foreign Currency	2	(58)	1	—
Investments, at Value	$41,758,862	$22,611,207	$127,805,794	$3,741,275,114	*
Repurchase Agreement, at Value	—	—	—	477,334
Cash	—	7,592	51,426	5,315,300
Foreign Currency, at Value	2	1	1	—
Dividend, Interest, and Securities Lending Income Receivable	42,476	29,180	—	3,876,936
Reclaim Receivable	39,028	12,325	18,587	—
Receivable for Capital Shares Sold	—	—	1,620,309	—
Receivable for Investment Securities Sold	—	—	—	10,870,073
Due from Broker	71	—	13,524	—
Total Assets	41,840,439	22,660,305	129,509,641	3,761,814,757
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	—	820,760
Payable due to Investment Adviser	16,638	8,703	48,945	1,395,555
Payable for Investment Securities Purchased	—	—	1,618,679	—
Payable for Capital Shares Redeemed	—	—	—	10,896,552
Unrealized Depreciation on Spot Contracts	—	—	20	—
Cash Overdraft	7,615	—	—	—
Custodian Fees Payable	99	13	6	—
Due to Broker	15,600	—	—	8,657
Total Liabilities	39,952	8,716	1,667,650	13,121,524
Net Assets	$41,800,487	$22,651,589	$127,841,991	$3,748,693,233
Net Assets Consist of:
Paid-in Capital	$48,753,224	$32,046,272	$197,580,727	$3,575,064,753
Total Distributable Earnings/(Loss)	(6,952,737)	(9,394,683)	(69,738,736)	173,628,480
Net Assets	$41,800,487	$22,651,589	$127,841,991	$3,748,693,233
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,580,000	1,060,000	7,890,000	134,170,000
Net Asset Value, Offering and Redemption Price Per Share	$26.46	$21.37	$16.20	$27.94
*Includes Market Value of Securities on Loan	$—	$—	$—	$825,588

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2022

	Global X Thematic Growth ETF	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF‡		Global X Clean Water ETF
Assets:
Cost of Investments	$—	$8,124,004	$122,304,944		$8,228,213
Cost of Repurchase Agreement	—	—	7,847,740		—
Cost of Affiliated Investments	85,232,178	—	—		—
Cost of Foreign Currency	—	43	—		275
Investments, at Value	$—	$6,609,023	$50,954,161	*	$7,565,373
Repurchase Agreement, at Value	—	—	7,847,740		—
Affiliated Investments, at Value	50,933,756	—	—		—
Cash	41,091	6,450	—		—
Foreign Currency, at Value	—	43	—		276
Unrealized Appreciation on Spot Contracts	—	3,209	—		—
Receivable for Investment Securities Sold	—	1,711,461	—		—
Dividend, Interest, and Securities Lending Income Receivable	—	10,003	98,509		20,964
Reclaim Receivable	—	1,835	—		465
Receivable due from Investment Adviser	4,398	—	—		—
Due from Broker	—	—	32,425		—
Total Assets	50,979,245	8,342,024	58,932,835		7,587,078
Liabilities:
Obligation to Return Securities Lending Collateral	—	—	13,629,894		—
Payable for Investment Securities Purchased	—	1,618,848	—		—
Payable for Capital Shares Redeemed	—	—	32,425		—
Payable due to Investment Adviser	—	2,672	21,173		3,016
Cash Overdraft	—	—	22,197		3,735
Custodian Fees Payable	11	—	229		37
Total Liabilities	11	1,621,520	13,705,918		6,788
Net Assets	$50,979,234	$6,720,504	$45,226,917		$7,580,290
Net Assets Consist of:
Paid-in Capital	$113,232,167	$9,492,869	$221,078,750		$8,562,051
Total Distributable Loss	(62,252,933)	(2,772,365)	(175,851,833)		(981,761)
Net Assets	$50,979,234	$6,720,504	$45,226,917		$7,580,290
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,950,000	430,000	2,760,000		530,000
Net Asset Value, Offering and Redemption Price Per Share	$26.14	$15.63	$16.39		$14.30
*Includes Market Value of Securities on Loan	$—	$—	$13,329,365		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2022

‡
The Outstanding Shares of Beneficial Interest and Net Asset Value, Offering and Redemption Price Per Share were updated to reflect the effect of a 1 for 4 reverse share split on December 19, 2022 (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2022

	Global X Hydrogen ETF	Global X Solar ETF	Global X Wind Energy ETF	Global X Green Building ETF
Assets:
Cost of Investments	$52,384,621	$4,992,301	$4,194,828	$2,434,963
Cost of Foreign Currency	—	27	—	335
Investments, at Value	$37,142,884	$5,945,586	$3,338,692	$2,087,754
Cash	18,935	189,643	82,751	3,707
Foreign Currency, at Value	—	27	—	336
Receivable for Investment Securities Sold	5,243,877	401,778	294,904	—
Dividend, Interest, and Securities Lending Income Receivable	9,869	1,028	1,188	3,571
Reclaim Receivable	156	223	1,141	594
Unrealized Appreciation on Spot Contracts	—	1,299	614	—
Due from Broker	78,920	—	—	—
Total Assets	42,494,641	6,539,584	3,719,290	2,095,962
Liabilities:
Payable for Investment Securities Purchased	4,351,782	581,693	376,990	—
Payable for Capital Shares Redeemed	78,920	—	—	—
Unrealized Depreciation on Spot Contracts	15,103	—	—	2
Payable due to Investment Adviser	14,237	2,435	1,351	749
Custodian Fees Payable	28	—	24	19
Total Liabilities	4,460,070	584,128	378,365	770
Net Assets	$38,034,571	$5,955,456	$3,340,925	$2,095,192
Net Assets Consist of:
Paid-in Capital	$62,524,086	$6,493,958	$4,767,391	$2,537,580
Total Distributable Loss	(24,489,515)	(538,502)	(1,426,466)	(442,388)
Net Assets	$38,034,571	$5,955,456	$3,340,925	$2,095,192
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	3,100,000	270,000	190,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$12.27	$22.06	$17.58	$20.95

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2022

	Global X Robotics & Artificial Intelligence ETF	Global X Internet of Things ETF	Global X FinTech ETF	Global X Video Games & Esports ETF
Investment Income:
Dividend Income	$14,866,804	$4,928,338	$4,578,085	$2,397,258
Interest Income	903	1,265	6,753	143
Security Lending Income	1,846,888	345,442	2,940,544	138,129
Reclaim Income	879,479	—	—	—
Less: Foreign Taxes Withheld	(2,887,558)	(353,866)	(79,276)	(203,984)
Total Investment Income	14,706,516	4,921,179	7,446,106	2,331,546
Supervision and Administration Fees(1)	11,787,620	2,486,894	5,010,499	1,356,129
Custodian Fees(2)	117,366	1,790	4,153	2,662
Total Expenses	11,904,986	2,488,684	5,014,652	1,358,791
Net Investment Income	2,801,530	2,432,495	2,431,454	972,755
Net Realized Gain (Loss) on:
Investments(3)	(176,918,247)	22,615,360	(55,390,497)	(68,033,518)
Foreign Currency Transactions	(293,547)	239	81,289	(102,255)
Net Realized Gain (Loss)	(177,211,794)	22,615,599	(55,309,208)	(68,135,773)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(914,192,102)	(124,249,187)	(570,585,644)	(62,801,281)
Foreign Currency Translations	(63,367)	(5,824)	(8,601)	7,844
Net Change in Unrealized Appreciation (Depreciation)	(914,255,469)	(124,255,011)	(570,594,245)	(62,793,437)
Net Realized and Unrealized Gain (Loss)	(1,091,467,263)	(101,639,412)	(625,903,453)	(130,929,210)
Net Decrease in Net Assets Resulting from Operations	$(1,088,665,733)	$(99,206,917)	$(623,471,999)	$(129,956,455)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2022

	Global X Autonomous & Electric Vehicles ETF	Global X Cloud Computing ETF	Global X Data Center REITs & Digital Infrastructure ETF	Global X Cybersecurity ETF
Investment Income:
Dividend Income	$14,521,569	$(500,141)	$1,179,198	$4,556,200
Interest Income	5,428	5,783	1,213	225,802
Security Lending Income	2,227,553	15,381	—	—
Less: Foreign Taxes Withheld	(1,407,230)	—	(37,911)	(213,438)
Total Investment Income	15,347,320	(478,977)	1,142,500	4,568,564
Supervision and Administration Fees(1)	7,360,072	5,358,282	381,270	5,615,421
Tax Expense	2,855	—	—	—
Custodian Fees(2)	2,310	71	3,216	167,176
Total Expenses	7,365,237	5,358,353	384,486	5,782,597
Net Investment Income (Loss)	7,982,083	(5,837,330)	758,014	(1,214,033)
Net Realized Gain (Loss) on:
Investments(3)	(9,593,816)	(32,728,595)	377,243	(27,104,673)
Foreign Currency Transactions	(201,941)	(68,372)	(5,291)	(214,204)
Net Realized Gain (Loss)	(9,795,757)	(32,796,967)	371,952	(27,318,877)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(338,567,562)	(435,747,578)	(21,885,940)	(350,783,217)
Foreign Currency Translations	(4,275)	(361)	—	(1,165)
Net Change in Unrealized Appreciation (Depreciation)	(338,571,837)	(435,747,939)	(21,885,940)	(350,784,382)
Net Realized and Unrealized Gain (Loss)	(348,367,594)	(468,544,906)	(21,513,988)	(378,103,259)
Net Decrease in Net Assets Resulting from Operations	$(340,385,511)	$(474,382,236)	$(20,755,974)	$(379,317,292)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year/period ended November 30, 2022

	Global X Artificial Intelligence & Technology ETF	Global X Metaverse ETF(1)	Global X Millennial Consumer ETF	Global X Education ETF
Investment Income:
Dividend Income	$1,741,098	$45,695	$939,729	$38,511
Interest Income	—	8	1,380	26
Security Lending Income	80,446	—	5,418	—
Less: Foreign Taxes Withheld	(99,523)	(779)	—	(1,718)
Total Investment Income	1,722,021	44,924	946,527	36,819
Supervision and Administration Fees(2)	1,029,614	6,184	709,470	21,066
Custodian Fees(3)	458	22	115	36
Total Expenses	1,030,072	6,206	709,585	21,102
Net Investment Income	691,949	38,718	236,942	15,717
Net Realized Gain (Loss) on:
Investments(4)	(2,704,474)	137,407	9,451,209	(2,071,331)
Foreign Currency Transactions	(743)	2,691	—	(1,908)
Net Realized Gain (Loss)	(2,705,217)	140,098	9,451,209	(2,073,239)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(62,315,477)	(630,196)	(76,800,075)	479,769
Foreign Currency Translations	(868)	79	—	209
Net Change in Unrealized Appreciation (Depreciation)	(62,316,345)	(630,117)	(76,800,075)	479,978
Net Realized and Unrealized Gain (Loss)	(65,021,562)	(490,019)	(67,348,866)	(1,593,261)
Net Decrease in Net Assets Resulting from Operations	$(64,329,613)	$(451,301)	$(67,111,924)	$(1,577,544)

(1)	The Fund commenced operations on April 26, 2022.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2022

	Global X Cannabis ETF	Global X Genomics & Biotechnology ETF	Global X China Biotech Innovation ETF	Global X Telemedicine & Digital Health ETF
Investment Income:
Dividend Income	$480,187	$377,727	$24,961	$1,074,734
Interest Income	311	—	—	3,113
Security Lending Income	1,939,535	216,482	—	220,371
Less: Foreign Taxes Withheld	—	(22,180)	(1,805)	(7,115)
Total Investment Income	2,420,033	572,029	23,156	1,291,103
Supervision and Administration Fees(1)	340,248	989,122	19,197	1,401,769
Custodian Fees(2)	3,694	1,874	11	366
Total Expenses	343,942	990,996	19,208	1,402,135
Net Investment Income (Loss)	2,076,091	(418,967)	3,948	(111,032)
Net Realized Gain (Loss) on:
Investments(3)	(121,607,134)	(62,420,201)	(776,016)	(71,758,776)
Foreign Currency Transactions	(1,077)	(4,827)	11	(17,399)
Net Realized Gain (Loss)	(121,608,211)	(62,425,028)	(776,005)	(71,776,175)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	42,541,936	(16,209,447)	(918,709)	5,693,735
Foreign Currency Translations	(4)	1,137	—	(427)
Net Change in Unrealized Appreciation (Depreciation)	42,541,932	(16,208,310)	(918,709)	5,693,308
Net Realized and Unrealized Gain (Loss)	(79,066,279)	(78,633,338)	(1,694,714)	(66,082,867)
Net Decrease in Net Assets Resulting from Operations	$(76,990,188)	$(79,052,305)	$(1,690,766)	$(66,193,899)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2022

	Global X Aging Population ETF	Global X Health & Wellness ETF	Global X CleanTech ETF	Global X U.S. Infrastructure Development ETF
Investment Income:
Dividend Income	$678,539	$421,603	$838,912	$52,659,385
Interest Income	217	90	—	26,955
Security Lending Income	—	—	—	8,919
Less: Foreign Taxes Withheld	(36,764)	(35,043)	(56,098)	(128,154)
Total Investment Income	641,992	386,650	782,814	52,567,105
Supervision and Administration Fees(1)	254,936	137,614	583,129	20,471,091
Custodian Fees(2)	254	125	814	339
Total Expenses	255,190	137,739	583,943	20,471,430
Net Investment Income	386,802	248,911	198,871	32,095,675
Net Realized Gain (Loss) on:
Investments(3)	2,047,036	(1,160,783)	(7,339,665)	228,588,104
Foreign Currency Transactions	(2,745)	(8,437)	10,595	—
Net Realized Gain (Loss)	2,044,291	(1,169,220)	(7,329,070)	228,588,104
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,446,266)	(7,990,874)	(27,308,554)	(278,686,344)
Foreign Currency Translations	(954)	(159)	(1,697)	—
Net Change in Unrealized Appreciation (Depreciation)	(4,447,220)	(7,991,033)	(27,310,251)	(278,686,344)
Net Realized and Unrealized Gain (Loss)	(2,402,929)	(9,160,253)	(34,639,321)	(50,098,240)
Net Decrease in Net Assets Resulting from Operations	$(2,016,127)	$(8,911,342)	$(34,440,450)	$(18,002,565)
(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2022

	Global X Thematic Growth ETF	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF	Global X Clean Water ETF
Investment Income:
Dividend Income	$—	$75,286	$2,350	$150,481
Dividend Income, from Affiliated Investments	1,250,867	—	—	—
Interest Income	3,613	53	349	—
Security Lending Income	188,808	—	1,340,128	—
Less: Foreign Taxes Withheld	—	(6,152)	(36,124)	(1,926)
Total Investment Income	1,443,288	69,187	1,306,703	148,555
Supervision and Administration Fees(1)	395,494	30,685	394,551	35,687
Custodian Fees(2)	232	271	1,272	199
Total Expenses	395,726	30,956	395,823	35,886
Net Investment Income	1,047,562	38,231	910,880	112,669
Net Realized Gain (Loss) on:
Investments(3)	—	(802,324)	(99,273,599)	(317,459)
Affiliated Investments	(31,643,702)	—	—	—
Foreign Currency Transactions	—	1,305	3,006	(2,680)
Capital Gain Distribution from Affiliated Investments	306,532	—	—	—
Payment from Adviser(4)	508,212	—	—	—
Net Realized Gain (Loss)	(30,828,958)	(801,019)	(99,270,593)	(320,139)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(599,897)	(74,900,532)	(784,024)
Affiliated Investments	(20,455,146)	—	—	—
Foreign Currency Translations	—	3,325	—	(19)
Net Change in Unrealized Appreciation (Depreciation)	(20,455,146)	(596,572)	(74,900,532)	(784,043)
Net Realized and Unrealized Gain (Loss)	(51,284,104)	(1,397,591)	(174,171,125)	(1,104,182)
Net Decrease in Net Assets Resulting from Operations	$(50,236,542)	$(1,359,360)	$(173,260,245)	$(991,513)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year/period ended November 30, 2022

	Global X Hydrogen ETF	Global X Solar ETF	Global X Wind Energy ETF	Global X Green Building ETF(1)
Investment Income:
Dividend Income	$88,270	$26,171	$51,677	$60,027
Interest Income	219	17	21	1
Less: Foreign Taxes Withheld	(4,146)	(2,012)	(6,903)	(4,471)
Total Investment Income	84,343	24,176	44,795	55,557
Supervision and Administration Fees(2)	159,276	38,438	18,870	6,139
Custodian Fees(3)	918	898	155	94
Total Expenses	160,194	39,336	19,025	6,233
Net Investment Income (Loss)	(75,851)	(15,160)	25,770	49,324
Net Realized Gain (Loss) on:
Investments(4)	(8,985,646)	(1,866,742)	(530,086)	(127,920)
Foreign Currency Transactions	(3,787)	(8,327)	(855)	(645)
Net Realized Gain (Loss)	(8,989,433)	(1,875,069)	(530,941)	(128,565)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(14,717,990)	926,152	(656,905)	(347,209)
Foreign Currency Translations	(16,803)	1,257	565	9
Net Change in Unrealized Appreciation (Depreciation)	(14,734,793)	927,409	(656,340)	(347,200)
Net Realized and Unrealized Gain (Loss)	(23,724,226)	(947,660)	(1,187,281)	(475,765)
Net Decrease in Net Assets Resulting from Operations	$(23,800,077)	$(962,820)	$(1,161,511)	$(426,441)

(1)	The Fund commenced operations on April 11, 2022.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Robotics & Artificial Intelligence ETF		Global X Internet of Things ETF
	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2022	Year Ended November 30, 2021
Operations:
Net Investment Income	$2,801,530	$1,654,290	$2,432,495	$1,589,942
Net Realized Gain (Loss)	(177,211,794)	105,766,523	22,615,599	6,751,212
Net Change in Unrealized Appreciation (Depreciation)	(914,255,469)	194,707,839	(124,255,011)	80,373,236
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,088,665,733)	302,128,652	(99,206,917)	88,714,390
Distributions	(2,507,983)	(1,369,174)	(2,272,300)	(1,320,266)
Return of Capital	(547,284)	(3,009,240)	—	—
Capital Share Transactions:
Issued	55,949,780	516,103,043	5,234,626	139,901,773
Redeemed	(325,775,436)	(268,539,477)	(115,349,802)	(6,512,771)
Increase (Decrease) in Net Assets from Capital Share Transactions	(269,825,656)	247,563,566	(110,115,176)	133,389,002
Total Increase (Decrease) in Net Assets	(1,361,546,656)	545,313,804	(211,594,393)	220,783,126
Net Assets:
Beginning of Year	2,703,488,391	2,158,174,587	517,291,078	296,507,952
End of Year	$1,341,941,735	$2,703,488,391	$305,696,685	$517,291,078
Share Transactions:
Issued	2,360,000	14,770,000	150,000	4,030,000
Redeemed	(13,320,000)	(8,080,000)	(3,870,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(10,960,000)	6,690,000	(3,720,000)	3,830,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FinTech ETF		Global X Video Games & Esports ETF
	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2022	Year Ended November 30, 2021
Operations:
Net Investment Income (Loss)	$2,431,454	$(3,432,189)	$972,755	$546,006
Net Realized Gain (Loss)	(55,309,208)	38,623,458	(68,135,773)	120,634,902
Net Change in Unrealized Appreciation (Depreciation)	(570,594,245)	(300,467)	(62,793,437)	(126,766,464)
Net Increase (Decrease) in Net Assets Resulting from Operations	(623,471,999)	34,890,802	(129,956,455)	(5,585,556)
Distributions	(61,756,013)	—	(2,992,635)	(4,336,763)
Return of Capital	(1,435,476)	—	(526,728)	—
Capital Share Transactions:
Issued	92,458,761	457,538,483	35,827,260	502,883,686
Redeemed	(239,338,117)	(77,598,302)	(213,511,657)	(489,067,100)
Increase (Decrease) in Net Assets from Capital Share Transactions	(146,879,356)	379,940,181	(177,684,397)	13,816,586
Total Increase (Decrease) in Net Assets	(833,542,844)	414,830,983	(311,160,215)	3,894,267
Net Assets:
Beginning of Year	1,289,005,532	874,174,549	485,234,982	481,340,715
End of Year	$455,462,688	$1,289,005,532	$174,074,767	$485,234,982
Share Transactions:
Issued	2,990,000	9,580,000	1,680,000	15,330,000
Redeemed	(9,030,000)	(1,710,000)	(8,940,000)	(15,740,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(6,040,000)	7,870,000	(7,260,000)	(410,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Autonomous & Electric Vehicles ETF		Global X Cloud Computing ETF
	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2022	Year Ended November 30, 2021
Operations:
Net Investment Income (Loss)	$7,982,083	$2,906,179	$(5,837,330)	$(7,571,106)
Net Realized Gain (Loss)	(9,795,757)	80,701,523	(32,796,967)	368,583,149
Net Change in Unrealized Appreciation (Depreciation)	(338,571,837)	75,907,068	(435,747,939)	(231,440,130)
Net Increase (Decrease) in Net Assets Resulting from Operations	(340,385,511)	159,514,770	(474,382,236)	129,571,913
Distributions	(6,444,185)	(2,137,703)	(21,230,047)	—
Capital Share Transactions:
Issued	351,709,374	1,323,971,188	214,938,579	631,431,054
Redeemed	(444,947,400)	(293,724,764)	(447,785,742)	(848,948,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	(93,238,026)	1,030,246,424	(232,847,163)	(217,516,946)
Total Increase (Decrease) in Net Assets	(440,067,722)	1,187,623,491	(728,459,446)	(87,945,033)
Net Assets:
Beginning of Year	1,323,546,028	135,922,537	1,317,543,972	1,405,489,005
End of Year	$883,478,306	$1,323,546,028	$589,084,526	$1,317,543,972
Share Transactions:
Issued	12,430,000	48,040,000	11,620,000	21,430,000
Redeemed	(17,360,000)	(10,770,000)	(22,920,000)	(29,400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(4,930,000)	37,270,000	(11,300,000)	(7,970,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Data Center REITs & Digital Infrastructure ETF		Global X Cybersecurity ETF
	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2022	Year Ended November 30, 2021
Operations:
Net Investment Income (Loss)	$758,014	$397,989	$(1,214,033)	$2,556,730
Net Realized Gain (Loss)	371,952	2,329,475	(27,318,877)	54,892,114
Net Change in Unrealized Appreciation (Depreciation)	(21,885,940)	4,979,795	(350,784,382)	(5,445,712)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,755,974)	7,707,259	(379,317,292)	52,003,132
Distributions	(1,090,368)	(239,154)	(7,499,545)	(165,949)
Capital Share Transactions:
Issued	30,021,389	76,496,797	439,627,711	1,727,556,856
Redeemed	(23,129,344)	(9,602,874)	(216,958,896)	(693,937,307)
Increase in Net Assets from Capital Share Transactions	6,892,045	66,893,923	222,668,815	1,033,619,549
Total Increase (Decrease) in Net Assets	(14,954,297)	74,362,028	(164,148,022)	1,085,456,732
Net Assets:
Beginning of Year	78,097,585	3,735,557	1,132,090,284	46,633,552
End of Year	$63,143,288	$78,097,585	$967,942,262	$1,132,090,284
Share Transactions:
Issued	1,900,000	4,690,000	15,260,000	58,280,000
Redeemed	(1,610,000)	(560,000)	(8,560,000)	(24,670,000)
Net Increase in Shares Outstanding from Share Transactions	290,000	4,130,000	6,700,000	33,610,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Artificial Intelligence & Technology ETF		Global X Metaverse ETF
	Year Ended November 30, 2022	Year Ended November 30, 2021	Period Ended November 30, 2022(1)
Operations:
Net Investment Income	$691,949	$302,809	$38,718
Net Realized Gain (Loss)	(2,705,217)	40,287,434	140,098
Net Change in Unrealized Appreciation (Depreciation)	(62,316,345)	(8,749,293)	(630,117)
Net Increase (Decrease) in Net Assets Resulting from Operations	(64,329,613)	31,840,950	(451,301)
Distributions	(441,670)	(496,492)	(38,313)
Capital Share Transactions:
Issued	47,368,029	156,875,013	2,410,000
Redeemed	(38,412,762)	(122,053,513)	—
Increase in Net Assets from Capital Share Transactions	8,955,267	34,821,500	2,410,000
Total Increase (Decrease) in Net Assets	(55,816,016)	66,165,958	1,920,386
Net Assets:
Beginning of Year/Period	186,334,467	120,168,509	—
End of Year/Period	$130,518,451	$186,334,467	$1,920,386
Share Transactions:
Issued	1,830,000	5,430,000	100,000
Redeemed	(1,670,000)	(4,180,000)	—
Net Increase in Shares Outstanding from Share Transactions	160,000	1,250,000	100,000

(1)	The Fund commenced operations on April 26, 2022.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Millennial Consumer ETF		Global X Education ETF‡
	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2022	Year Ended November 30, 2021
Operations:
Net Investment Income	$236,942	$343,605	$15,717	$4,008
Net Realized Gain (Loss)	9,451,209	33,121,119	(2,073,239)	(1,079,335)
Net Change in Unrealized Appreciation (Depreciation)	(76,800,075)	(7,238,875)	479,978	(5,996,495)
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,111,924)	26,225,849	(1,577,544)	(7,071,822)
Distributions	(343,441)	(197,478)	(12,790)	(4,036)
Return of Capital	—	—	—	(6,036)
Capital Share Transactions:
Issued	14,445,330	155,153,247	—	9,647,103
Redeemed	(68,606,325)	(68,616,926)	(1,518,994)	(2,933,247)
Increase (Decrease) in Net Assets from Capital Share Transactions	(54,160,995)	86,536,321	(1,518,994)	6,713,856
Total Increase (Decrease) in Net Assets	(121,616,360)	112,564,692	(3,109,328)	(368,038)
Net Assets:
Beginning of Year	227,075,366	114,510,674	6,487,707	6,855,745
End of Year	$105,459,006	$227,075,366	$3,378,379	$6,487,707
Share Transactions:
Issued	420,000	3,710,000	—	173,333
Redeemed	(2,030,000)	(1,640,000)	(73,334)	(80,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,610,000)	2,070,000	(73,334)	93,333

‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022 (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Cannabis ETF‡		Global X Genomics & Biotechnology ETF
	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2022	Year Ended November 30, 2021
Operations:
Net Investment Income (Loss)	$2,076,091	$2,579,388	$(418,967)	$(753,596)
Net Realized Gain (Loss)	(121,608,211)	(70,548,608)	(62,425,028)	7,773,338
Net Change in Unrealized Appreciation (Depreciation)	42,541,932	(83,571,989)	(16,208,310)	(41,829,286)
Net Decrease in Net Assets Resulting from Operations	(76,990,188)	(151,541,209)	(79,052,305)	(34,809,544)
Distributions	(3,318,441)	(1,884,853)	(81,403)	(157,150)
Return of Capital	(93,835)	—	—	—
Capital Share Transactions:
Issued	32,580,931	275,820,914	95,288,092	244,145,634
Redeemed	(1,823,041)	(53,005,874)	(62,385,729)	(35,557,651)
Increase in Net Assets from Capital Share Transactions	30,757,890	222,815,040	32,902,363	208,587,983
Total Increase (Decrease) in Net Assets	(49,644,574)	69,388,978	(46,231,345)	173,621,289
Net Assets:
Beginning of Year	105,548,843	36,159,865	255,572,096	81,950,807
End of Year	$55,904,269	$105,548,843	$209,340,751	$255,572,096
Share Transactions:
Issued	1,351,667	2,426,667	7,440,000	10,100,000
Redeemed	(48,310)	(491,667)	(4,280,000)	(1,600,000)
Net Increase in Shares Outstanding from Share Transactions	1,303,357	1,935,000	3,160,000	8,500,000

‡	Share transactions have been adjusted to reflect the effect of a 1 for 6 reverse share split on June 10, 2022 (See Note 9 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X China Biotech Innovation ETF		Global X Telemedicine & Digital Health ETF
	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2022	Year Ended November 30, 2021
Operations:
Net Investment Income (Loss)	$3,948	$(15,515)	$(111,032)	$(3,567,502)
Net Realized Gain (Loss)	(776,005)	(200,859)	(71,776,175)	81,381,966
Net Change in Unrealized Appreciation (Depreciation)	(918,709)	90,211	5,693,308	(167,183,859)
Net Decrease in Net Assets Resulting from Operations	(1,690,766)	(126,163)	(66,193,899)	(89,369,395)
Distributions	—	—	—	(193,332)
Return of Capital	(5,370)	—	—	—
Capital Share Transactions:
Issued	—	3,521,172	9,701,359	416,278,429
Redeemed	—	(1,318,521)	(269,008,305)	(341,814,594)
Increase (Decrease) in Net Assets from Capital Share Transactions	—	2,202,651	(259,306,946)	74,463,835
Total Increase (Decrease) in Net Assets	(1,696,136)	2,076,488	(325,500,845)	(15,098,892)
Net Assets:
Beginning of Year	4,308,616	2,232,128	475,575,915	490,674,807
End of Year	$2,612,480	$4,308,616	$150,075,070	$475,575,915
Share Transactions:
Issued	—	200,000	720,000	21,160,000
Redeemed	—	(80,000)	(17,590,000)	(18,670,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	120,000	(16,870,000)	2,490,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Aging Population ETF		Global X Health & Wellness ETF
	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2022	Year Ended November 30, 2021
Operations:
Net Investment Income	$386,802	$227,700	$248,911	$233,954
Net Realized Gain (Loss)	2,044,291	7,440,686	(1,169,220)	4,528,210
Net Change in Unrealized Appreciation (Depreciation)	(4,447,220)	(8,326,852)	(7,991,033)	(1,454,915)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,016,127)	(658,466)	(8,911,342)	3,307,249
Distributions	(543,653)	(168,728)	(287,193)	(137,684)
Return of Capital	(47,506)	—	—	—
Capital Share Transactions:
Issued	2,011,132	37,949,132	—	34,773,877
Redeemed	(17,359,342)	(20,272,786)	(8,241,206)	(18,348,025)
Increase (Decrease) in Net Assets from Capital Share Transactions	(15,348,210)	17,676,346	(8,241,206)	16,425,852
Total Increase (Decrease) in Net Assets	(17,955,496)	16,849,152	(17,439,741)	19,595,417
Net Assets:
Beginning of Year	59,755,983	42,906,831	40,091,330	20,495,913
End of Year	$41,800,487	$59,755,983	$22,651,589	$40,091,330
Share Transactions:
Issued	70,000	1,290,000	—	1,220,000
Redeemed	(670,000)	(710,000)	(370,000)	(640,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(600,000)	580,000	(370,000)	580,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X CleanTech ETF		Global X U.S. Infrastructure Development ETF
	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2022	Year Ended November 30, 2021
Operations:
Net Investment Income	$198,871	$140,148	$32,095,675	$19,790,933
Net Realized Gain (Loss)	(7,329,070)	(14,025,855)	228,588,104	104,623,377
Net Change in Unrealized Appreciation (Depreciation)	(27,310,251)	(21,087,144)	(278,686,344)	401,755,516
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,440,450)	(34,972,851)	(18,002,565)	526,169,826
Distributions	(499,449)	(85,349)	(31,995,449)	(7,771,784)
Capital Share Transactions:
Issued	31,320,380	206,263,932	324,468,536	4,363,784,152
Redeemed	(43,996,875)	(24,270,816)	(1,712,274,023)	(349,320,945)
Increase (Decrease) in Net Assets from Capital Share Transactions	(12,676,495)	181,993,116	(1,387,805,487)	4,014,463,207
Total Increase (Decrease) in Net Assets	(47,616,394)	146,934,916	(1,437,803,501)	4,532,861,249
Net Assets:
Beginning of Year	175,458,385	28,523,469	5,186,496,734	653,635,485
End of Year	$127,841,991	$175,458,385	$3,748,693,233	$5,186,496,734
Share Transactions:
Issued	1,910,000	8,430,000	11,680,000	172,070,000
Redeemed	(2,610,000)	(1,340,000)	(68,280,000)	(13,600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(700,000)	7,090,000	(56,600,000)	158,470,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Thematic Growth ETF		Global X AgTech & Food Innovation ETF
	Year Ended November 30, 2022	Year Ended November 30, 2021	Year Ended November 30, 2022	Period Ended November 30, 2021(1)
Operations:
Net Investment Income	$1,047,562	$726,486	$38,231	$8,140
Net Realized Gain (Loss)	(30,828,958)	14,518,969	(801,019)	(62,971)
Net Change in Unrealized Appreciation (Depreciation)	(20,455,146)	(18,755,820)	(596,572)	(915,209)
Net Decrease in Net Assets Resulting from Operations	(50,236,542)	(3,510,365)	(1,359,360)	(970,040)
Distributions	(1,542,588)	(391,721)	(61,689)	—
Capital Share Transactions:
Issued	22,705,538	152,944,973	4,114,321	6,503,520
Redeemed	(30,028,614)	(75,042,293)	(1,506,248)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(7,323,076)	77,902,680	2,608,073	6,503,520
Total Increase (Decrease) in Net Assets	(59,102,206)	74,000,594	1,187,024	5,533,480
Net Assets:
Beginning of Year/Period	110,081,440	36,080,846	5,533,480	—
End of Year/Period	$50,979,234	$110,081,440	$6,720,504	$5,533,480
Share Transactions:
Issued	600,000	2,910,000	230,000	280,000
Redeemed	(960,000)	(1,450,000)	(80,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(360,000)	1,460,000	150,000	280,000

(1)	The Fund commenced operations on July 12, 2021.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Blockchain ETF‡		Global X Clean Water ETF
	Year Ended November 30, 2022	Period Ended November 30, 2021(1)	Year Ended November 30, 2022	Period Ended November 30, 2021(2)
Operations:
Net Investment Income	$910,880	$101,534	$112,669	$85,214
Net Realized Gain (Loss)	(99,270,593)	5,704,456	(320,139)	26,417
Net Change in Unrealized Appreciation (Depreciation)	(74,900,532)	3,549,749	(784,043)	121,153
Net Increase (Decrease) in Net Assets Resulting from Operations	(173,260,245)	9,355,739	(991,513)	232,784
Distributions	(4,767,818)	—	(123,205)	(8,160)
Return of Capital	(90,192)	—	—	—
Capital Share Transactions:
Issued	106,151,308	129,901,496	1,075,120	8,645,836
Redeemed	(10,526,348)	(11,537,023)	(1,079,551)	(171,021)
Increase (Decrease) in Net Assets from Capital Share Transactions	95,624,960	118,364,473	(4,431)	8,474,815
Total Increase (Decrease) in Net Assets	(82,493,295)	127,720,212	(1,119,149)	8,699,439
Net Assets:
Beginning of Year/Period	127,720,212	—	8,699,439	—
End of Year/Period	$45,226,917	$127,720,212	$7,580,290	$8,699,439
Share Transactions:
Issued	2,045,000	1,062,500	80,000	530,000
Redeemed	(272,500)	(75,000)	(70,000)	(10,000)
Net Increase in Shares Outstanding from Share Transactions	1,772,500	987,500	10,000	520,000

‡	Share transactions have been adjusted to reflect the effect of a 1 for 4 reverse share split on December 19, 2022 (See Note 10 in the Notes to Financial Statements).
(1)	The Fund commenced operations on July 12, 2021.
(2)	The Fund commenced operations on April 8, 2021.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Hydrogen ETF		Global X Solar ETF
	Year Ended November 30, 2022	Period Ended November 30, 2021(1)	Year Ended November 30, 2022	Period Ended November 30, 2021(2)
Operations:
Net Investment Loss	$(75,851)	$(16,660)	$(15,160)	$(1,628)
Net Realized Gain (Loss)	(8,989,433)	(126,061)	(1,875,069)	(15,189)
Net Change in Unrealized Appreciation (Depreciation)	(14,734,793)	(522,051)	927,409	27,171
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,800,077)	(664,772)	(962,820)	10,354
Distributions	(15,749)	—	(748)	—
Return of Capital	—	—	(1,369)	—
Capital Share Transactions:
Issued	32,016,528	33,092,140	14,360,783	8,984,259
Redeemed	(2,593,499)	—	(16,435,003)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	29,423,029	33,092,140	(2,074,220)	8,984,259
Total Increase (Decrease) in Net Assets	5,607,203	32,427,368	(3,039,157)	8,994,613
Net Assets:
Beginning of Year/Period	32,427,368	—	8,994,613	—
End of Year/Period	$38,034,571	$32,427,368	$5,955,456	$8,994,613
Share Transactions:
Issued	1,960,000	1,330,000	740,000	350,000
Redeemed	(190,000)	—	(820,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,770,000	1,330,000	(80,000)	350,000

(1)	The Fund commenced operations on July 12, 2021.
(2)	The Fund commenced operations on September 8, 2021.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Wind Energy ETF		Global X Green Building ETF
	Year Ended November 30, 2022	Period Ended November 30, 2021(1)	Period Ended November 30, 2022(2)
Operations:
Net Investment Income (Loss)	$25,770	$(689)	$49,324
Net Realized Gain (Loss)	(530,941)	(53,558)	(128,565)
Net Change in Unrealized Appreciation (Depreciation)	(656,340)	(199,234)	(347,200)
Net Decrease in Net Assets Resulting from Operations	(1,161,511)	(253,481)	(426,441)
Distributions	(11,474)	—	(15,947)
Capital Share Transactions:
Issued	—	4,767,391	2,537,580
Increase in Net Assets from Capital Share Transactions	—	4,767,391	2,537,580
Total Increase (Decrease) in Net Assets	(1,172,985)	4,513,910	2,095,192
Net Assets:
Beginning of Year/Period	4,513,910	—	—
End of Year/Period	$3,340,925	$4,513,910	$2,095,192
Share Transactions:
Issued	—	190,000	100,000
Net Increase in Shares Outstanding from Share Transactions	—	190,000	100,000

(1)	The Fund commenced operations on September 8, 2021.
(2)	The Fund commenced operations on April 11, 2022.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Robotics & Artificial Intelligence ETF
2022	36.24	0.04	(15.14)	(15.10)	(0.04)	—	(0.01)
2021	31.78	0.02	4.50	4.52	(0.02)	—	(0.04)
2020	21.43	0.05	10.39	10.44	(0.08)	—	(0.01)
2019	19.70	0.19	1.93	2.12	(0.39)	—	—
2018	23.96	0.19	(4.45)	(4.26)	— ***	— ***	—
Global X Internet of Things ETF
2022	37.68	0.21	(7.17)	(6.96)	(0.13)	(0.05)	—
2021	29.95	0.13	7.72	7.85	(0.12)	—	—
2020	22.89	0.17	7.08	7.25	(0.19)	—	—
2019	18.04	0.20	4.93	5.13	(0.28)	—	—
2018	20.12	0.17	(2.03)	(1.86)	(0.11)	(0.11)	—
Global X FinTech ETF
2022	45.52	0.09	(22.96)	(22.87)	(2.16)	—	(0.05)
2021	42.75	(0.13)	2.90	2.77	—	—	—
2020	30.49	(0.11)	12.37	12.26	—	—	—
2019	24.55	(0.08)	6.06	5.98	—	—	(0.04)
2018	21.79	(0.08)	2.86	2.78	—	(0.02)	—
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

(0.05)	21.09	(41.67)	1,341,942	0.69	0.16	29.86
(0.06)	36.24	14.23	2,703,488	0.68	0.06	22.66
(0.09)	31.78	48.90	2,158,175	0.68	0.21	22.27
(0.39)	21.43	11.16	1,479,984	0.68	0.98	10.97
— ***	19.70	(17.77)	1,726,274	0.70	0.83	28.50

(0.18)	30.54	(18.52)	305,697	0.68	0.67	8.40
(0.12)	37.68	26.24	517,291	0.68	0.37	9.25
(0.19)	29.95	31.88	296,508	0.68	0.71	14.28
(0.28)	22.89	29.01	131,627	0.68	1.04	11.71
(0.22)	18.04	(9.33)	82,983	0.69	0.88	16.69

(2.21)	20.44	(52.58)	455,463	0.68	0.33	38.15
—	45.52	6.48	1,289,006	0.68	(0.28)	29.60
—	42.75	40.21	874,175	0.68	(0.33)	15.75
(0.04)	30.49	24.42	413,152	0.68	(0.29)	16.40
(0.02)	24.55	12.79	327,734	0.68	(0.29)	20.58

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Video Games & Esports ETF
2022	29.52	0.08	(10.39)	(10.31)	(0.14)	(0.07)	(0.04)
2021	28.57	0.04	1.14	1.18	(0.23)	— ***	—
2020	15.73	0.02	12.86	12.88	(0.04)	—	—
2019(1)	14.99	—	0.74	0.74	—	—	—
Global X Autonomous & Electric Vehicles ETF
2022	30.41	0.19	(7.56)	(7.37)	(0.13)	(0.02)	—
2021	21.75	0.09	8.65	8.74	(0.08)	—	—
2020	14.15	0.11	7.61	7.72	(0.12)	—	—
2019	13.26	0.22	1.11	1.33	(0.44)	—	—
2018(2)	15.00	0.11	(1.85)	(1.74)	—	—	—
Global X Cloud Computing ETF
2022	28.38	(0.15)	(10.99)	(11.14)	—	(0.47)	—
2021	25.84	(0.15)	2.69	2.54	—	—	—
2020	15.99	(0.11)	9.97	9.86	—	(0.01)	—
2019(3)	15.06	(0.04)	0.97	0.93	—	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on October 25, 2019.
(2)	The Fund commenced operations on April 13, 2018.
(3)	The Fund commenced operations on April 12, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.25)	18.96	(35.19)	174,075	0.50		0.36		55.72
(0.23)	29.52	4.09	485,235	0.50		0.09		23.45
(0.04)	28.57	82.04	481,341	0.50		0.04		12.02
—	15.73	4.94	1,573	0.50	†	(0.45	)†	0.27

(0.15)	22.89	(24.25)	883,478	0.68		0.74		34.76
(0.08)	30.41	40.22	1,323,546	0.68		0.33		18.17
(0.12)	21.75	54.98	135,923	0.68		0.67		13.76
(0.44)	14.15	10.61	14,855	0.68		1.67		31.26
—	13.26	(11.60)	15,248	0.68	†	1.21	†	23.57

(0.47)	16.77	(39.88)	589,085	0.68		(0.74)		31.21
—	28.38	9.83	1,317,544	0.68		(0.53)		23.77
(0.01)	25.84	61.68	1,405,489	0.68		(0.53)		23.03
—	15.99	6.18	472,386	0.68	†	(0.44	)†	12.52

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Data Center REITs & Digital Infrastructure ETF
2022	17.83	0.15	(4.22)	(4.07)	(0.16)	(0.08)	—
2021	14.94	0.16	2.84	3.00	(0.11)	—	—
2020(1)	14.97	—	(0.03)	(0.03)	—	—	—
Global X Cybersecurity ETF
2022	31.75	(0.03)	(8.66)	(8.69)	(0.09)	(0.12)	—
2021	22.75	0.12	8.90	9.02	(0.01)	(0.01)	—
2020	17.14	0.09	5.67	5.76	(0.13)	(0.02)	—
2019(2)	15.27	—	1.87	1.87	—	—	—
Global X Artificial Intelligence & Technology ETF
2022	31.58	0.11	(10.08)	(9.97)	(0.07)	—	—
2021	25.84	0.05	5.78	5.83	(0.09)	—	—
2020	17.35	0.17	8.44	8.61	(0.12)	—	—
2019	14.24	0.10	3.13	3.23	(0.12)	—	—
2018(3)	15.00	0.05	(0.81)	(0.76)	—	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
Effective April 1, 2021, the Fund’s management fees were permanently lowered to 0.50%. Prior to April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.52%, 0.60% and 0.60% for the years ended November 30, 2021, 2020 and 2019, respectively.

(1)	The Fund commenced operations on October 27, 2020.
(2)	The Fund commenced operations on October 25, 2019.
(3)	The Fund commenced operations on May 11, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.24)	13.52	(23.11)	63,143	0.50		0.99		36.96
(0.11)	17.83	20.17	78,098	0.50		0.93		15.80
—	14.94	(0.20)	3,736	0.50	†	0.26	†	—

(0.21)	22.85	(27.56)	967,942	0.51		(0.11)		57.81
(0.02)	31.75	39.68	1,132,090	0.50	^	0.41		26.34
(0.15)	22.75	33.78	46,634	0.50	^	0.43		21.29
—	17.14	12.25	1,714	0.50	^†	(0.16	)†	3.57

(0.07)	21.54	(31.58)	130,518	0.68		0.46		21.28
(0.09)	31.58	22.60	186,334	0.68		0.17		26.37
(0.12)	25.84	49.84	120,169	0.68		0.79		19.45
(0.12)	17.35	22.87	44,245	0.68		0.61		16.34
—	14.24	(5.07)	42,001	0.68	†	0.54	†	7.93

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Metaverse ETF
2022(1)	24.10	0.39	(4.91)	(4.52)	(0.38)	—	—
Global X Millennial Consumer ETF
2022	42.68	0.05	(14.23)	(14.18)	(0.07)	—	—
2021	35.23	0.08	7.43	7.51	(0.06)	—	—
2020	25.55	0.05	9.74	9.79	(0.10)	(0.01)	—
2019	21.57	0.10	3.99	4.09	(0.10)	(0.01)	—
2018	19.11	0.09	2.54	2.63	(0.05)	(0.12)	—
Global X Education ETF
2022(2)	28.62	0.08	(6.61)	(6.53)	(0.06)	—	—
2021(2)	51.42	0.03	(22.80)	(22.77)	— ***	—	(0.03)
2020(2)(3)	45.60	(0.03)	5.85	5.82	—	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^^
Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.56%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019 and 2018, respectively.

(1)	The Fund commenced operations on April 26, 2022.
(2)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022 (See Note 10 in the Notes to Financial Statements.)
(3)	The Fund commenced operations on July 10, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.38)	19.20	(18.87)	1,920	0.50	†	3.13	†	30.52

(0.07)	28.43	(33.29)	105,459	0.50		0.17		14.75
(0.06)	42.68	21.33	227,075	0.50		0.18		11.59
(0.11)	35.23	38.47	114,511	0.50	^^	0.19		7.11
(0.11)	25.55	19.07	75,383	0.50	^^	0.42		10.44
(0.17)	21.57	13.87	31,279	0.50	^^	0.40		10.94

(0.06)	22.03	(22.82)	3,378	0.50		0.37		26.33
(0.03)	28.62	(44.30)	6,488	0.50		0.04		35.89
—	51.42	12.76	6,856	0.51	†	(0.23	)†	10.62

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Cannabis ETF
2022(1)	43.32	0.69	(27.82)	(27.13)	(1.21)	—	(0.03)
2021(1)	72.30	1.32	(28.86)	(27.54)	(1.44)	—	—
2020(1)	91.86	4.86	(20.76)	(15.90)	(3.66)	—	—
2019(1)(2)	146.46	1.32	(55.92)	(54.60)	—	—	—
Global X Genomics & Biotechnology ETF
2022	20.61	(0.03)	(7.12)	(7.15)	(0.01)	—	—
2021	21.01	(0.08)	(0.29)	(0.37)	—	(0.03)	—
2020	15.61	(0.07)	5.47	5.40	—	—	—
2019(3)	15.28	(0.05)	0.38	0.33	—	—	—
Global X China Biotech Innovation ETF
2022	15.96	0.01	(6.27)	(6.26)	—	—	(0.02)
2021	14.88	(0.05)	1.13	1.08	—	—	—
2020(4)	15.09	(0.02)	(0.19)	(0.21)	—	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Effective June 15 2020, the Fund’s fees were permanently lowered to 0.50%.
(1)	Per share amounts have been adjusted for a 1 for 6 reverse share split on June 10, 2022 (See Note 9 in the Notes to Financial Statements.)
(2)	The Fund commenced operations on September 17, 2019.
(3)	The Fund commenced operations on April 5, 2019.
(4)	The Fund commenced operations on September 22, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

(1.24)	14.95	(63.88)	55,904	0.51		3.05	65.14
(1.44)	43.32	(38.79)	105,549	0.50		1.76	113.26
(3.66)	72.30	(17.03)	36,160	0.51		8.11	59.79
—	91.86	(37.28)	4,594	0.50	†	6.19 †	11.40

(0.01)	13.45	(34.72)	209,341	0.50		(0.21)	39.39
(0.03)	20.61	(1.77)	255,572	0.50		(0.35)	29.25
—	21.01	34.59	81,951	0.56	‡	(0.40)	29.76
—	15.61	2.16	18,734	0.68	†	(0.59)†	23.12

(0.02)	9.68	(39.24)	2,612	0.65		0.13	41.26
—	15.96	7.26	4,309	0.65		(0.31)	50.08
—	14.88	(1.39)	2,232	0.67	†	(0.65)†	10.48

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Telemedicine & Digital Health ETF
2022	16.32	(0.01)	(4.08)	(4.09)	—	—	—
2021	18.41	(0.10)	(1.98)	(2.08)	(0.01)	—	—
2020(1)	15.23	0.01	3.17	3.18	—	—	—
Global X Aging Population ETF
2022	27.41	0.20	(0.87)	(0.67)	(0.26)	—	(0.02)
2021	26.82	0.13	0.55	0.68	(0.09)	—	—
2020	23.55	0.10	3.35	3.45	(0.13)	(0.05)	—
2019	20.67	0.13	2.99	3.12	(0.18)	(0.06)	—
2018	19.60	0.13	1.14	1.27	(0.09)	(0.11)	—
Global X Health & Wellness ETF
2022	28.04	0.21	(6.66)	(6.45)	(0.22)	—	—
2021	24.11	0.20	3.87	4.07	(0.14)	—	—
2020	21.17	0.10	2.92	3.02	(0.08)	—	—
2019	18.59	0.14	2.60	2.74	(0.16)	—	—
2018	16.75	0.14	2.18	2.32	(0.15)	(0.33)	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.55%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019 and 2018, respectively.

^^
Effective April 1, 2020, the Fund’s fees were permanently lowered to 0.50%. Prior to April 1, 2020, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.57%, 0.68% and 0.68%, for the years ended November 30, 2020, 2019 and 2018, respectively.

(1)	The Fund commenced operations on July 29, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

—	12.23	(25.06)	150,075	0.68		(0.05)	43.26
(0.01)	16.32	(11.32)	475,576	0.68		(0.52)	42.39
—	18.41	20.88	490,675	0.68	†	0.18 †	9.67

(0.28)	26.46	(2.47)	41,800	0.50		0.76	13.50
(0.09)	27.41	2.51	59,756	0.50		0.43	19.57
(0.18)	26.82	14.79	42,907	0.50	^	0.43	9.10
(0.24)	23.55	15.38	23,548	0.50	^	0.62	14.18
(0.20)	20.67	6.55	15,503	0.50	^	0.63	14.39

(0.22)	21.37	(23.11)	22,652	0.50		0.90	13.49
(0.14)	28.04	16.90	40,091	0.50		0.71	14.90
(0.08)	24.11	14.34	20,496	0.50	^^	0.48	20.54
(0.16)	21.17	14.89	20,115	0.50	^^	0.74	18.05
(0.48)	18.59	14.16	10,222	0.50	^^	0.77	20.93

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)		Return of Capital ($)
Global X CleanTech ETF
2022	20.43	0.03	(4.19)	(4.16)	(0.07)	—		—
2021	19.02	0.02	1.40	1.42	(0.01)	—		—
2020(1)	15.07	0.02	3.93	3.95	—	—		—
Global X U.S. Infrastructure Development ETF
2022	27.19	0.19	0.74	0.93	(0.17)	(0.01)		—
2021	20.24	0.17	6.87	7.04	(0.09)	—	***	—
2020	17.43	0.16	2.74	2.90	(0.09)	—		—
2019	15.57	0.13	1.90	2.03	(0.17)	—		—
2018	16.16	0.14	(0.68)	(0.54)	(0.05)	—		—
Global X Thematic Growth ETF
2022	47.65	0.44	(21.33)	(20.89)	(0.62)	—		—
2021	42.45	0.39	5.10	5.49	(0.29)	—		—
2020	26.50	0.10	15.96	16.06	(0.11)	—		—
2019(2)	25.23	—	1.27	1.27	—	—		—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in years prior to 2022, the ratio of Expenses to Average Net Assets would have been 0.50% each year.

^
Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.47%. Prior to April 1, 2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.50% and 0.58% for the years ended November 30, 2019 and 2018, respectively.

#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(1)	The Fund commenced operations on October 27, 2020.
(2)	The Fund commenced operations on October 25, 2019.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.07)	16.20	(20.38)	127,842	0.50		0.17		15.72
(0.01)	20.43	7.48	175,458	0.50		0.09		35.53
—	19.02	26.21	28,523	0.50	†	1.18	†	—

(0.18)	27.94	3.48	3,748,693	0.47		0.74		9.78
(0.09)	27.19	34.90	5,186,497	0.47		0.64		10.07
(0.09)	20.24	16.77	653,635	0.47		0.96		9.08
(0.17)	17.43	13.28	183,065	0.47	^	0.81		9.18
(0.05)	15.57	(3.36)	140,914	0.47	^	0.77		6.76

(0.62)	26.14	(44.36)	50,979	0.50	#	1.32		55.00
(0.29)	47.65	12.95	110,081	(0.13	)‡#	0.77		32.16
(0.11)	42.45	60.81	36,081	(0.12	)‡#	0.29		103.23
—	26.50	5.03	2,650	(0.15	)†‡#	0.15	†	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)		Return of Capital ($)
Global X AgTech & Food Innovation ETF
2022	19.76	0.11	(4.04)	(3.93)	(0.10)	(0.10)		—
2021(1)	25.34	0.05	(5.63)	(5.58)	—	—		—
Global X Blockchain ETF
2022(2)	129.32	0.46	(109.52)	(109.06)	(3.80)	—		(0.07)
2021(1)(2)	100.04	0.24	29.04	29.28	—	—		—
Global X Clean Water ETF
2022	16.73	0.23	(2.41)	(2.18)	(0.25)	—	***	—
2021(3)	15.04	0.26	1.47	1.73	(0.04)	—		—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 12, 2021.
(2)	Per share amounts have been adjusted for a 1 for 4 reverse share split on December 19, 2022 (See Note 10 in the Notes to Financial Statements).
(3)	The Fund commenced operations on April 8, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.20)	15.63	(20.06)	6,721	0.50		0.62		55.85
—	19.76	(22.02)	5,533	0.51	†	0.58	†	32.72

(3.87)	16.39	(86.70)	45,227	0.50		1.15		36.47
—	129.32	29.27	127,720	0.50	†	0.52	†	19.49

(0.25)	14.30	(13.18)	7,580	0.50		1.58		28.19
(0.04)	16.73	11.52	8,699	0.50	†	2.44	†	4.84
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)		Return of Capital ($)
Global X Hydrogen ETF
2022	24.38	(0.03)	(12.07)	(12.10)	—	(0.01)		—
2021(1)	25.04	(0.03)	(0.63)	(0.66)	—	—		—
Global X Solar ETF
2022	25.70	(0.04)	(3.60)	(3.64)	—	—	***	—	***
2021(2)	24.19	(0.01)	1.52	1.51	—	—		—
Global X Wind Energy ETF
2022	23.76	0.14	(6.26)	(6.12)	(0.06)	—		—
2021(2)	24.82	(0.01)	(1.05)	(1.06)	—	—		—
Global X Green Building ETF
2022(3)	25.37	0.50	(4.76)	(4.26)	(0.16)	—		—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 12, 2021.
(2)	The Fund commenced operations on September 8, 2021.
(3)	The Fund commenced operations on April 11, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.01)	12.27	(49.64)	38,035	0.50		(0.24)		36.44
—	24.38	(2.64)	32,427	0.51	†	(0.33	)†	40.38

— ***	22.06	(14.14)	5,955	0.51		(0.20)		128.22
—	25.70	6.24	8,995	0.50	†	(0.22	)†	9.85

(0.06)	17.58	(25.79)	3,341	0.50		0.68		34.53
—	23.76	(4.27)	4,514	0.50	†	(0.10	)†	23.01

(0.16)	20.95	(16.82)	2,095	0.45	†	3.68	†	30.18

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
November 30, 2022

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of November 30, 2022, the Trust had one hundred and twelve portfolios, one hundred of which were operational. The financial statements herein and the related notes pertain to the Global X Robotics & Artificial Intelligence ETF, Global X Internet of Things ETF, Global X FinTech ETF, Global X Video Games & Esports ETF, Global X Autonomous & Electric Vehicles ETF, Global X Cloud Computing ETF, Global X Data Center REITs & Digital Infrastructure ETF, Global X Cybersecurity ETF, Global X Artificial Intelligence & Technology ETF, Global X Metaverse ETF, Global X Millennial Consumer ETF, Global X Education ETF, Global X Cannabis ETF, Global X Genomics & Biotechnology ETF, Global X China Biotech Innovation ETF, Global X Telemedicine & Digital Health ETF, Global X Aging Population ETF, Global X Health & Wellness ETF, Global X CleanTech ETF, Global X U.S. Infrastructure Development ETF, Global X Thematic Growth ETF, Global X AgTech & Food Innovation ETF, Global X Blockchain ETF, Global X Clean Water ETF, Global X Hydrogen ETF, Global X Solar ETF, Global X Wind Energy ETF and Global X Green Building ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Millennial Consumer ETF, Global X Aging Population ETF, Global X Health & Wellness ETF and Global X U.S. Infrastructure Development ETF, has elected nondiversified status under the 1940 Act.
Global X Metaverse ETF commenced operations on April 26, 2022 and Global X Green Building ETF commenced operations on April 11, 2022.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be

Notes to Financial Statements (Continued)
November 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee of the Trust (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, each Fund may fair value

Notes to Financial Statements (Continued)
November 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

Notes to Financial Statements (Continued)
November 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at November 30, 2022. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities. Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Funds.

Notes to Financial Statements (Continued)
November 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

As of November 30, 2022, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements*	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X Robotics & Artificial Intelligence ETF
BNP Paribas	$26,668,406	$26,668,406	$—	$—
Global X Internet of Things ETF
BNP Paribas	$4,621,562	$4,621,562	$—	$—
Global X FinTech ETF
BNP Paribas	$20,186,125	$20,186,125	$—	$—
Global X Video Games & Esports ETF
BNP Paribas	$9,983,920	$9,983,920	$—	$—
Global X Autonomous & Electric Vehicles ETF
BNP Paribas	$29,898,894	$29,898,894	$—	$—
Global X Cloud Computing ETF
BNP Paribas	$576,880	$576,880	$—	$—
Global X Artificial Intelligence & Technology ETF
BNP Paribas	$218,443	$218,443	$—	$—
Global X Millennial Consumer ETF
BNP Paribas	$70,223	$70,223	$—	$—
Global X Cannabis ETF
BNP Paribas	$9,834,319	$9,834,319	$—	$—
Global X Genomics & Biotechnology ETF
BNP Paribas	$1,506,000	$1,506,000	$—	$—
Global X Telemedicine & Digital Health ETF
BNP Paribas	$3,581,273	$3,581,273	$—	$—
Global X U.S. Infrastructure Development ETF
BNP Paribas	$477,334	$477,334	$—	$—
Global X Blockchain ETF
BNP Paribas	$7,847,740	$7,847,740	$—	$—

*	Repurchase agreements with an overnight and continuous maturity.
(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds

Notes to Financial Statements (Continued)
November 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

did not record any tax positions in the current period, however management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws, and regulations and interpretations thereof.
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.
As of and during the reporting period ended November 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as in income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.
INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Notes to Financial Statements (Continued)
November 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Global X Cloud Computing ETF’s dividend income includes reclassifications of prior year and current year dividend income to realized gain to align those income amounts to the character of those distributions. Those reclassifications exceeded current year dividend income resulting in a negative dividend income for the current fiscal year.
CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements (Continued)
November 30, 2022

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at November 30, 2022	Redemption Fee
Global X Robotics & Artificial Intelligence ETF	10,000	$600	$210,900	$600
Global X Internet of Things ETF	10,000	600	305,400	600
Global X FinTech ETF	10,000	400	204,400	400
Global X Video Games & Esports ETF	10,000	600	189,600	600
Global X Autonomous & Electric Vehicles ETF	10,000	700	228,900	700
Global X Cloud Computing ETF	10,000	250	167,700	250
Global X Data Center REITs & Digital Infrastructure ETF	10,000	300	135,200	300
Global X Cybersecurity ETF	10,000	250	228,500	250
Global X Artificial Intelligence & Technology ETF	10,000	600	215,400	600
Global X Metaverse ETF	10,000	400	192,000	400
Global X Millennial Consumer ETF	10,000	300	284,300	300
Global X Education ETF	10,000	500	220,300	500
Global X Cannabis ETF	10,000	250	149,500	250
Global X Genomics & Biotechnology ETF	10,000	250	134,500	250
Global X China Biotech Innovation ETF	10,000	600	96,800	600
Global X Telemedicine & Digital Health ETF	10,000	250	122,300	250
Global X Aging Population ETF	10,000	800	264,600	800
Global X Health & Wellness ETF	10,000	800	213,700	800
Global X CleanTech ETF	10,000	600	162,000	600
Global X U.S. Infrastructure Development ETF	10,000	400	279,400	400
Global X Thematic Growth ETF	10,000	250	261,400	250
Global X AgTech & Food Innovation ETF	10,000	300	156,300	300
Global X Blockchain ETF	10,000	250	163,900	250
Global X Clean Water ETF	10,000	500	143,000	500
Global X Hydrogen ETF	10,000	300	122,700	300
Global X Solar ETF	10,000	900	220,600	900
Global X Wind Energy ETF	10,000	600	175,800	600
Global X Green Building ETF	10,000	1,000	209,500	1,000

Notes to Financial Statements (Continued)
November 30, 2022

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For the Adviser’s services to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees and expenses, (except for Global X Thematic Growth ETF with respect to investment in affiliated investment companies), and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).
The Supervision and Administration Agreement for the Global X Thematic Growth ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the year ended November 30, 2022, the Adviser paid acquired fund fees and expenses of $508,212 and made such reimbursement payments to the Global X Thematic Growth ETF on a monthly basis.

Notes to Financial Statements (Continued)
November 30, 2022

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:
Supervision and Administration Fee
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X FinTech ETF	0.68%
Global X Video Games & Esports ETF	0.50%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Cloud Computing ETF	0.68%
Global X Data Center REITs & Digital Infrastructure ETF	0.50%
Global X Cybersecurity ETF ***	0.50%
Global X Artificial Intelligence & Technology ETF	0.68%
Global X Metaverse ETF	0.50%
Global X Millennial Consumer ETF *	0.50%
Global X Education ETF	0.50%
Global X Cannabis ETF	0.50%
Global X Genomics & Biotechnology ETF	0.50%
Global X China Biotech Innovation ETF	0.65%
Global X Telemedicine & Digital Health ETF	0.68%
Global X Aging Population ETF *	0.50%
Global X Health & Wellness ETF *	0.50%
Global X CleanTech ETF	0.50%
Global X U.S. Infrastructure Development ETF **	0.47%
Global X Thematic Growth ETF	0.50%
Global X AgTech & Food Innovation ETF	0.50%
Global X Blockchain ETF	0.50%
Global X Clean Water ETF	0.50%
Global X Hydrogen ETF	0.50%
Global X Solar ETF	0.50%
Global X Wind Energy ETF	0.50%
Global X Green Building ETF	0.45%

*	Pursuant to expense limitation agreements, prior to April 1, 2020, the Adviser contractually agreed to waive or reimburse fees and/or limit annual fund expenses to the extent necessary to assure that

Notes to Financial Statements (Continued)
November 30, 2022

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

the operating expenses of the Global X Millennial Consumer ETF, the Global X Aging Population ETF and the Global X Health & Wellness ETF (the “Funds”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.50% of the Funds’ average daily net assets per year until April 1, 2020. Each Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the three fiscal years prior to April 1, 2020, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board has approved such reimbursement to the Adviser. Although the Board voted to permanently reduce each Fund’s management fees to 0.50% and end the expense limitation agreements as of April 1, 2020, prior waived or reimbursed fees were still subject to recoupment. As of November 30, 2022, the recoupment period had expired and there had been no recoupment of previously waived and reimbursed fees for the annual period ended on November 30, 2022.

**
Pursuant to an expense limitation agreement between the Global X U.S. Infrastructure Development ETF (the “Fund”) and the Adviser prior to April 1, 2019, the Adviser contractually agreed to reimburse or waive fees and/or limit annual fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.47% of the Fund’s average daily net assets until April 1, 2019. Pursuant to the expense limitation agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.47% during the year in which it is paid and the Board has approved such reimbursement to the Adviser. Although the Board voted to permanently reduce the Fund’s fees to 0.47% and end the expense limitation agreement as of April 1, 2019, prior waived or reimbursed fees were still subject to recoupment. As of November 30, 2022, the recoupment period had expired and there had been no recoupment of previously waived and reimbursed fees for the annual period ended on November 30, 2022.

***
Pursuant to an expense limitation agreement between the Global X Cybersecurity ETF (the “Fund”) and the Adviser prior to April 1, 2021, the Adviser contractually agreed to waive or reimburse fees and/or limit annual fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.50% of the Fund’s average daily net assets until April 1, 2021. The Board voted to permanently reduce the Fund’s fees to 0.50% and end the expense limitation agreement as of April 1, 2021. Prior fees waived or reimbursed under the previous expense limitation agreement are not subject to recoupment.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the

Notes to Financial Statements (Continued)
November 30, 2022

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under Federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser. SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as the Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (Continued)
November 30, 2022

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2022, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Robotics & Artificial Intelligence ETF	$525,767,014	$528,560,910
Global X Internet of Things ETF	31,152,732	42,027,127
Global X FinTech ETF	288,289,967	351,416,420
Global X Video Games & Esports ETF	154,399,330	181,432,225
Global X Autonomous & Electric Vehicles ETF	387,855,684	381,568,064
Global X Cloud Computing ETF	252,383,810	279,171,326
Global X Data Center REITs & Digital Infrastructure ETF	29,311,056	28,032,288
Global X Cybersecurity ETF	647,776,478	658,904,439
Global X Artificial Intelligence & Technology ETF	35,142,032	32,375,980
Global X Metaverse ETF	1,006,530	632,163
Global X Millennial Consumer ETF	21,257,660	21,263,091
Global X Education ETF	1,130,117	1,168,091
Global X Cannabis ETF	45,063,772	46,037,150
Global X Genomics & Biotechnology ETF	79,479,068	78,965,814
Global X China Biotech Innovation ETF	1,235,919	1,232,900
Global X Telemedicine & Digital Health ETF	93,334,575	91,943,597
Global X Aging Population ETF	6,855,708	7,155,265
Global X Health & Wellness ETF	3,745,198	4,523,912
Global X CleanTech ETF	21,148,991	18,911,282
Global X U.S. Infrastructure Development ETF	424,982,203	427,950,626
Global X Thematic Growth ETF	44,542,976	44,099,654
Global X AgTech & Food Innovation ETF	3,656,741	3,444,680
Global X Blockchain ETF	34,002,081	29,661,174
Global X Clean Water ETF	2,035,020	2,029,332
Global X Hydrogen ETF	12,627,020	11,778,939
Global X Solar ETF	10,467,424	10,415,538
Global X Wind Energy ETF	1,340,241	1,312,872
Global X Green Building ETF	988,133	643,719

Notes to Financial Statements (Continued)
November 30, 2022

4. INVESTMENT TRANSACTIONS (continued)

For each of the year ended November 30, 2022, in-kind transactions associated with creations and redemptions were:
2022	Purchases	Sales	Realized Gain/(Loss)
Global X Robotics & Artificial Intelligence ETF	$55,656,981	$324,847,375	$41,261,448
Global X Internet of Things ETF	4,273,506	102,810,205	30,371,948
Global X FinTech ETF	89,304,313	233,604,775	20,432,281
Global X Video Games & Esports ETF	29,461,261	182,364,610	(34,631,478)
Global X Autonomous & Electric Vehicles ETF	339,858,344	437,404,908	65,063,505
Global X Cloud Computing ETF	215,988,794	447,418,381	39,771,960
Global X Data Center REITs & Digital Infrastructure ETF	27,319,789	21,685,380	362,687
Global X Cybersecurity ETF	435,369,493	214,369,110	24,053,912
Global X Artificial Intelligence & Technology ETF	42,274,082	35,927,581	598,771
Global X Metaverse ETF	2,029,877	–	–
Global X Millennial Consumer ETF	14,433,725	68,519,868	12,349,335
Global X Education ETF	–	1,474,011	(677,495)
Global X Cannabis ETF	32,152,603	1,691,536	(55,560)
Global X Genomics & Biotechnology ETF	94,341,257	62,460,122	1,607,781
Global X China Biotech Innovation ETF	–	–	–
Global X Telemedicine & Digital Health ETF	8,887,316	268,913,849	(12,577,200)
Global X Aging Population ETF	1,957,955	17,127,968	2,081,283
Global X Health & Wellness ETF	–	7,476,454	(175,573)
Global X CleanTech ETF	23,848,438	39,039,713	2,442,464
Global X U.S. Infrastructure Development ETF	323,938,544	1,710,792,602	255,818,103
Global X Thematic Growth ETF	22,752,191	30,097,142	(5,590,800)
Global X AgTech & Food Innovation ETF	3,706,973	1,430,849	387,467
Global X Blockchain ETF	99,376,986	10,512,069	492,063
Global X Clean Water ETF	953,450	981,125	59,117
Global X Hydrogen ETF	30,352,214	2,468,021	17,144
Global X Solar ETF	6,324,652	8,470,008	(281,346)
Global X Wind Energy ETF	–	–	–
Global X Green Building ETF	2,220,556	–	–

For the year ended November 30, 2022, there were no purchases or sales of long-term U.S. Government securities by the Funds.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Continued)
November 30, 2022

5. TAX INFORMATION (continued)

The permanent differences primarily consist of foreign currency, REIT adjustments, reclassification of distributions, partnerships, utilization of earnings and profits on shareholder redemptions and sales of passive foreign investment companies. The permanent differences that are credited or charged to Paid In Capital and distributable earnings are primarily related to redemptions in kind and net operating losses and have been reclassified to/from the following accounts during the fiscal year ended November 30, 2022:
Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X Robotics & Artificial Intelligence ETF	$34,777,266	$(34,777,266)
Global X Internet of Things ETF	30,191,485	(30,191,485)
Global X FinTech ETF	(7,335,953)	7,335,953
Global X Video Games & Esports ETF	(36,975,380)	36,975,380
Global X Autonomous & Electric Vehicles ETF	62,833,043	(62,833,043)
Global X Cloud Computing ETF	20,881,484	(20,881,484)
Global X Data Center REITs & Digital Infrastructure ETF	505,936	(505,936)
Global X Cybersecurity ETF	23,513,514	(23,513,514)
Global X Artificial Intelligence & Technology ETF	289,423	(289,423)
Global X Millennial Consumer ETF	12,147,670	(12,147,670)
Global X Education ETF	(710,501)	710,501
Global X Cannabis ETF	(495,903)	495,903
Global X Genomics & Biotechnology ETF	(1,003,682)	1,003,682
Global X China Biotech Innovation ETF	(10,536)	10,536
Global X Telemedicine & Digital Health ETF	(19,916,235)	19,916,235
Global X Aging Population ETF	1,977,383	(1,977,383)
Global X Health & Wellness ETF	(315,343)	315,343
Global X CleanTech ETF	1,700,148	(1,700,148)
Global X U.S. Infrastructure Development ETF	241,850,067	(241,850,067)
Global X Thematic Growth ETF	(6,274,748)	6,274,748
Global X AgTech & Food Innovation ETF	381,276	(381,276)
Global X Blockchain ETF	(120,837)	120,837
Global X Clean Water ETF	59,117	(59,117)
Global X Hydrogen ETF	8,917	(8,917)
Global X Solar ETF	(414,712)	414,712

These reclassifications have no impact on net assets or NAV per share.
The tax character of dividends and distributions declared during the years or periods ended November 30, 2022 and November 30, 2021 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Robotics & Artificial Intelligence ETF
2022	$2,507,983	$–	$547,284	$3,055,267
2021	1,369,174	–	3,009,240	4,378,414

Notes to Financial Statements (Continued)
November 30, 2022

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Internet of Things ETF
2022	$1,635,436	$636,864	$–	$2,272,300
2021	1,320,266	–	–	1,320,266
Global X FinTech ETF
2022	$61,756,013	$–	$1,435,476	$63,191,489
2021	–	–	–	–
Global X Video Games & Esports ETF
2022	$1,985,253	$1,007,382	$526,728	$3,519,363
2021	4,336,763	–	–	4,336,763
Global X Autonomous & Electric Vehicles ETF
2022	$5,897,108	$547,077	$–	$6,444,185
2021	2,137,703	–	–	2,137,703
Global X Cloud Computing ETF
2022	$–	$21,230,047	$–	$21,230,047
2021	–	–	–	–
Global X Data Center REITs & Digital Infrastructure ETF
2022	$1,014,681	$75,687	$–	$1,090,368
2021	239,154	–	–	239,154
Global X Cybersecurity ETF
2022	$7,417,970	$81,575	$–	$7,499,545
2021	163,450	2,499	–	165,949
Global X Artificial Intelligence & Technology ETF
2022	$441,670	$–	$–	$441,670
2021	496,492	–	–	496,492
Global X Metaverse ETF
2022	$38,313	$–	$–	$38,313
Global X Millennial Consumer ETF
2022	$343,441	$–	$–	$343,441
2021	197,478	–	–	197,478
Global X Education ETF
2022	$12,790	$–	$–	$12,790
2021	4,036	–	6,036	10,072
Global X Cannabis ETF
2022	$3,318,441	$–	$93,835	$3,412,276
2021	1,884,853	–	–	1,884,853
Global X Genomics & Biotechnology ETF
2022	$81,403	$–	$–	$81,403
2021	157,150	–	–	157,150
Global X China Biotech Innovation ETF
2022	$–	$–	$5,370	$5,370
2021	–	–	–	–
Global X Telemedicine & Digital Health ETF
2022	$–	$–	$–	$–
2021	193,332	–	–	193,332

Notes to Financial Statements (Continued)
November 30, 2022

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Aging Population ETF
2022	$543,653	$–	$47,506	$591,159
2021	168,728	–	–	168,728
Global X Health & Wellness ETF
2022	$287,193	$–	$–	$287,193
2021	137,684	–	–	137,684
Global X CleanTech ETF
2022	$499,449	$–	$–	$499,449
2021	85,349	–	–	85,349
Global X U.S. Infrastructure Development ETF
2022	$31,995,449	$–	$–	$31,995,449
2021	7,771,784	–	–	7,771,784
Global X Thematic Growth ETF
2022	$1,542,588	$–	$–	$1,542,588
2021	391,721	–	–	391,721
Global X AgTech & Food Innovation ETF
2022	$61,689	$–	$–	$61,689
2021	–	–	–	–
Global X Blockchain ETF
2022	$4,767,818	$–	$90,192	$4,858,010
2021	–	–	–	–
Global X Clean Water ETF
2022	$123,205	$–	$–	$123,205
2021	8,160	–	–	8,160
Global X Hydrogen ETF
2022	$15,749	$–	$–	$15,749
2021	–	–	–	–
Global X Solar ETF
2022	$748	$–	$1,369	$2,117
2021	–	–	–	–
Global X Wind Energy ETF
2022	$11,474	$–	$–	$11,474
2021	–	–	–	–
Global X Green Building ETF
2022	$15,947	$–	$–	$15,947

Notes to Financial Statements (Continued)
November 30, 2022

5. TAX INFORMATION (continued)

As of November 30, 2022, the components of tax basis distributable earnings (accumulated losses) were as follows:
	Global X Funds
	Global X Robotics & Artificial Intelligence ETF	Global X Internet of Things ETF	Global X FinTech ETF
Undistributed Ordinary Income	$–	$1,631,924	$–
Capital Loss Carryforwards	(345,703,616)	(7,758,954)	(124,682,179)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(301,694,027)	16,080,840	(305,891,232)
Other Temporary Differences	(1)	(6)	–
Total Distributable Earnings (Accumulated Losses)	$(647,397,644)	$9,953,804	$(430,573,411)

	Global X Funds
	Global X Video Games & Esports ETF	Global X Autonomous & Electric Vehicles ETF	Global X Cloud Computing ETF
Undistributed Ordinary Income	$–	$2,987,328	$–
Capital Loss Carryforwards	(29,329,978)	(64,931,450)	(60,150,502)
Unrealized Depreciation on Investments and Foreign Currency	(127,457,124)	(256,699,333)	(441,228,668)
Late Year Loss Deferral	–	–	(3,656,460)
Other Temporary Differences	–	(1)	5
Total Accumulated Losses	$(156,787,102)	$(318,643,456)	$(505,035,625)

	Global X Funds
	Global X Data Center REITs & Digital Infrastructure ETF	Global X Cybersecurity ETF	Global X Artificial Intelligence & Technology ETF
Undistributed Ordinary Income	$877,392	$–	$326,534
Undistributed Long-Term Capital Gain	9,862	11,443,020	–
Post October Losses	–	(47,882,785)	–
Capital Loss Carryforwards	–	–	(2,822,691)
Unrealized Depreciation on Investments and Foreign Currency	(17,793,668)	(378,530,305)	(48,403,001)
Late Year Loss Deferral	–	(3,048)	–
Other Temporary Differences	1	3	(5)
Total Accumulated Losses	$(16,906,413)	$(414,973,115)	$(50,899,163)

Notes to Financial Statements (Continued)
November 30, 2022

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Metaverse ETF	Global X Millennial Consumer ETF	Global X Education ETF
Undistributed Ordinary Income	$154,006	$182,590	$37,708
Capital Loss Carryforwards	–	(2,874,858)	(2,291,773)
Unrealized Depreciation on Investments and Foreign Currency	(643,620)	(56,671,739)	(5,134,261)
Other Temporary Differences	–	(1)	–
Total Accumulated Losses	$(489,614)	$(59,364,008)	$(7,388,326)

	Global X Funds
	Global X Cannabis ETF	Global X Genomics & Biotechnology ETF	Global X China Biotech Innovation ETF
Capital Loss Carryforwards	$(191,024,830)	$(50,548,703)	$(1,097,904)
Unrealized Depreciation on Investments and Foreign Currency	(63,565,223)	(62,690,398)	(915,215)
Late Year Loss Deferral	–	(282,711)	–
Other Temporary Differences	(3)	(5)	(1)
Total Accumulated Losses	$(254,590,056)	$(113,521,817)	$(2,013,120)

	Global X Funds
	Global X Telemedicine & Digital Health ETF	Global X Aging Population ETF	Global X Health & Wellness ETF
Undistributed Ordinary Income	$–	$–	$120,274
Capital Loss Carryforwards	(58,431,391)	(636,347)	(1,253,392)
Unrealized Depreciation on Investments and Foreign Currency	(110,659,002)	(6,316,391)	(8,261,566)
Late Year Loss Deferral	(13,967)	–	–
Other Temporary Differences	(2)	1	1
Total Accumulated Losses	$(169,104,362)	$(6,952,737)	$(9,394,683)

	Global X Funds
	Global X CleanTech ETF	Global X U.S. Infrastructure Development ETF	Global X Thematic Growth ETF
Undistributed Ordinary Income	$109,799	$15,655,722	$364,544
Capital Loss Carryforwards	(17,011,098)	(21,613,989)	(25,938,285)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(52,837,433)	179,586,745	(36,679,191)
Other Temporary Differences	(4)	2	(1)
Total Distributable Earnings (Accumulated Losses)	$(69,738,736)	$173,628,480	$(62,252,933)

Notes to Financial Statements (Continued)
November 30, 2022

5. TAX INFORMATION (continued)

	Global X Funds
	Global X AgTech & Food Innovation ETF	Global X Blockchain ETF	Global X Clean Water ETF
Undistributed Ordinary Income	$14,788	$–	$63,060
Capital Loss Carryforwards	(987,238)	(86,951,459)	(261,280)
Unrealized Depreciation on Investments and Foreign Currency	(1,799,916)	(88,898,288)	(783,540)
Other Temporary Differences	1	(2,086)	(1)
Total Accumulated Losses	$(2,772,365)	$(175,851,833)	$(981,761)

	Global X Funds
	Global X Hydrogen ETF	Global X Solar ETF	Global X Wind Energy ETF
Undistributed Ordinary Income	$–	$–	$12,394
Capital Loss Carryforwards	(5,184,154)	(309,544)	(489,317)
Unrealized Depreciation on Investments and Foreign Currency	(19,233,948)	(218,720)	(949,545)
Late Year Loss Deferral	(71,414)	(10,237)	–
Other Temporary Differences	1	(1)	2
Total Accumulated Losses	$(24,489,515)	$(538,502)	$(1,426,466)

Global X Funds
Global X Green Building ETF
Undistributed Ordinary Income	$36,746
Capital Loss Carryforwards	(128,863)
Unrealized Depreciation on Investments and Foreign Currency	(350,280)
Other Temporary Differences	9
Total Accumulated Losses	$(442,388)

Qualified late year ordinary (including currency and specified gain/loss items) and Post- October capital losses represent losses realized from January 1, 2022 through November 30, 2022 and November 1, 2022 through November 30, 2022, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.
For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their

Notes to Financial Statements (Continued)
November 30, 2022

5. TAX INFORMATION (continued)

original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
	Short-Term Loss	Long-Term Loss	Total
Global X Robotics & Artificial Intelligence ETF	$231,689,142	$114,014,474	$345,703,616
Global X Internet of Things ETF	5,996,348	1,762,606	7,758,954
Global X FinTech ETF	83,809,570	40,872,609	124,682,179
Global X Video Games & Esports ETF	12,543,406	16,786,572	29,329,978
Global X Autonomous & Electric Vehicles ETF	52,121,601	12,809,849	64,931,450
Global X Cloud Computing ETF	33,947,414	26,203,088	60,150,502
Global X Artificial Intelligence & Technology ETF	1,786,484	1,036,207	2,822,691
Global X Millennial Consumer ETF	2,764,525	110,333	2,874,858
Global X Education ETF	1,260,777	1,030,996	2,291,773
Global X Cannabis ETF	94,614,486	96,410,344	191,024,830
Global X Genomics & Biotechnology ETF	15,652,258	34,896,445	50,548,703
Global X China Biotech Innovation ETF	487,049	610,855	1,097,904
Global X Telemedicine & Digital Health ETF	16,647,294	41,784,097	58,431,391
Global X Aging Population ETF	377,949	258,398	636,347
Global X Health & Wellness ETF	967,227	286,165	1,253,392
Global X CleanTech ETF	14,125,231	2,885,867	17,011,098
Global X U.S. Infrastructure Development ETF	21,613,989	–	21,613,989
Global X Thematic Growth ETF	11,409,490	14,528,795	25,938,285
Global X AgTech & Food Innovation ETF	97,366	889,872	987,238
Global X Blockchain ETF	68,401,307	18,550,152	86,951,459
Global X Clean Water ETF	136,292	124,988	261,280
Global X Hydrogen ETF	4,979,054	205,100	5,184,154
Global X Solar ETF	216,031	93,513	309,544
Global X Wind Energy ETF	309,736	179,581	489,317
Global X Green Building ETF	128,863	–	128,863

During the year ended November 30, 2022, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
	Short-Term Loss	Long-Term Loss	Total
Global X Aging Population ETF	$3,956	$–	$3,956

Notes to Financial Statements (Continued)
November 30, 2022

5. TAX INFORMATION (continued)

The Federal tax cost and aggregated gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2022, were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Robotics & Artificial Intelligence ETF	$1,682,943,543	$204,452,958	$(506,146,985)	$(301,694,027)
Global X Internet of Things ETF	297,082,453	55,076,210	(38,995,370)	16,080,840
Global X FinTech ETF	795,057,224	30,956,654	(336,847,886)	(305,891,232)
Global X Video Games & Esports ETF	318,532,078	1,224,958	(128,682,082)	(127,457,124)
Global X Autonomous & Electric Vehicles ETF	1,189,866,752	51,654,089	(308,353,422)	(256,699,333)
Global X Cloud Computing ETF	1,030,868,464	24,305,365	(465,534,033)	(441,228,668)
Global X Data Center REITs & Digital Infrastructure ETF	85,838,576	2,022,037	(19,815,705)	(17,793,668)
Global X Cybersecurity ETF	1,341,180,131	25,565,610	(404,095,915)	(378,530,305)
Global X Artificial Intelligence & Technology ETF	179,095,537	4,501,153	(52,904,154)	(48,403,001)
Global X Metaverse ETF	2,561,260	34,997	(678,617)	(643,620)
Global X Millennial Consumer ETF	162,092,507	3,553,061	(60,224,800)	(56,671,739)
Global X Education ETF	8,812,624	243,174	(5,377,435)	(5,134,261)
Global X Cannabis ETF	136,333,970	1,502,649	(65,067,872)	(63,565,223)
Global X Genomics & Biotechnology ETF	274,718,591	19,623,079	(82,313,477)	(62,690,398)
Global X China Biotech Innovation ETF	3,525,677	110,253	(1,025,468)	(915,215)
Global X Telemedicine & Digital Health ETF	266,706,190	6,605,887	(117,264,889)	(110,659,002)
Global X Aging Population ETF	48,073,556	3,872,725	(10,189,116)	(6,316,391)
Global X Health & Wellness ETF	30,871,969	1,461,171	(9,722,737)	(8,261,566)
Global X CleanTech ETF	180,640,422	9,224,036	(62,061,469)	(52,837,433)
Global X U.S. Infrastructure Development ETF	3,562,165,703	391,992,995	(212,406,250)	179,586,745
Global X Thematic Growth ETF	87,612,947	–	(36,679,191)	(36,679,191)
Global X AgTech & Food Innovation ETF	8,412,139	631,535	(2,431,451)	(1,799,916)
Global X Blockchain ETF	147,700,189	–	(88,898,288)	(88,898,288)
Global X Clean Water ETF	8,348,863	243,684	(1,027,224)	(783,540)
Global X Hydrogen ETF	56,361,725	471,748	(19,705,696)	(19,233,948)
Global X Solar ETF	6,165,601	1,170,716	(1,389,436)	(218,720)
Global X Wind Energy ETF	4,288,799	70,581	(1,020,126)	(949,545)
Global X Green Building ETF	2,438,034	34,000	(384,280)	(350,280)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and partnership adjustments.

Notes to Financial Statements (Continued)
November 30, 2022

6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The Funds may invest in companies focused on business activities in emerging economic themes. Such thematic companies typically face intense competition and potentially rapid product obsolescence. Thematic companies may have limited product lines, markets, financial resources or personnel. These companies typically engage in significant amounts of spending on research and development, capital expenditures and mergers and acquisitions, and there is no guarantee that the products or services produced by these companies will be successful. These companies are also frequently dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. Such companies may be potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The emergent nature of many economic themes could result in increasing regulatory scrutiny in the future, which may impede the growth of companies that develop and/or focus on such economic themes. Similarly, the collection of data from consumers and other sources is frequently a critical component in emerging economic themes which could lead to increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Finally, these companies may be involved in young, fast evolving industries with increased exposure to the risks associated with changes in applicable laws (including regulation, other rule changes, and related federal and state enforcement activities), as well as market developments, which may cause businesses to contract or close suddenly and negatively impact the value of these companies.
Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds,

Notes to Financial Statements (Continued)
November 30, 2022

6. CONCENTRATION OF RISKS (continued)
will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.
On June 3, 2021, President Biden expanded upon the previously issued executive order that prohibited U.S. persons from transacting in publicly traded securities designated by the U.S. Department of Defense as “Communist Chinese Military Companies” or “CCMCs” or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. President Biden’s executive order (the “Executive Order”) retains the structure of the investment-based CCMC sanctions program introduced in late 2020 but expands the prohibitions to address threats from the use of Chinese surveillance technology outside the People’s Republic of China and the development or use of Chinese surveillance technology to facilitate repression or serious human rights abuse.
Under the Executive Order, U.S. persons will be prohibited from engaging in the purchase or sale of publicly traded securities, as well as securities derivative of, or designed to provide investment exposure to, such securities. This prohibition took effect on August 2, 2021 for entities listed in the Appendix to the Executive Order (and 60 days after designation, with respect to subsequently designated entities). In addition, U.S. persons will be required

Notes to Financial Statements (Continued)
November 30, 2022

6. CONCENTRATION OF RISKS (continued)

to divest of targeted securities of entities listed in the Appendix to the Executive Order by June 3, 2022 (or 365 days from designation, with respect to subsequently designated entities).
The Executive Order replaces the previous list of CCMCs with a new Non-SDN Chinese Military Industrial Complex Companies List. The U.S. Department of the Treasury, rather than the U.S. Department of Defense, will drive designations going forward.
These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.
Each Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes).
Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.
The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended

Notes to Financial Statements (Continued)
November 30, 2022

6. CONCENTRATION OF RISKS (continued)
to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around impacts on liquidity resulting from this transition, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. In the event the borrower may

Notes to Financial Statements (Continued)
November 30, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)
not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
At November 30, 2022, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral(1)
Global X Robotics & Artificial Intelligence ETF
Barclays Bank PLC	$1,786,153	$1,860,000
Barclays Capital Inc.	34,435	36,237
BMO Capital Markets	926,338	900,277
BNP Paribas Securities Corp	213,686	219,195
BofA Securities Inc.	2,006,418	2,099,317
Citigroup Global Markets Inc.	1,124,179	1,178,280
Goldman Sachs & Co.	14,686,174	15,395,106
J.P. Morgan Securities LLC	4,799,997	5,116,082
Morgan Stanley & Co. LLC	7,931,768	8,105,425
National Financial Services LLC	7,890,316	7,936,185
Nomura Securities International Inc.	396,445	420,000
Scotia Capital (USA) Inc.	1,145,980	1,152,800
UBS AG London Branch	924,943	1,001,278
UBS Securities LLC (Equities)	330,525	330,525
Wells Fargo Securities LLC	89,344	104,700
Total	$44,286,701	$45,855,407

Global X Internet of Things ETF
BMO Capital Markets	$579,150	$577,350
BNP Paribas Securities Corp	488,405	516,140
Citigroup Global Markets Inc.	1,799,548	1,793,955
Goldman Sachs & Co.	3,713,957	3,820,572
J.P. Morgan Securities LLC	52,245	53,750
National Financial Services LLC	676,151	652,725
UBS Securities LLC (Equities)	523,525	532,125
Total	$7,832,981	$7,946,617

Notes to Financial Statements (Continued)
November 30, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral(1)
Global X FinTech ETF
Barclays Capital Inc.	$3,706,901	$3,790,207
BMO Capital Markets	832,185	808,773
BNP Paribas S.A. (New York Branch)	7,125	7,020
BNP Paribas Securities Corp	2,615,109	2,527,400
BofA Securities Inc.	4,875,590	4,848,254
Citigroup Global Markets Inc.	2,158,468	2,118,511
Goldman Sachs & Co.	5,615,561	5,736,047
J.P. Morgan Securities LLC	3,976,209	4,032,014
Morgan Stanley & Co. LLC	6,585,908	6,489,914
National Financial Services LLC	2,641,770	2,533,595
Nomura Securities International Inc.	1,029,880	1,083,967
Scotia Capital (USA) Inc.	329,910	348,436
UBS AG London Branch (Cash)	131,711	138,384
UBS Securities LLC (Equities)	268,065	260,850
Total	$34,774,392	$34,723,372

Global X Video Games & Esports ETF
Barclays Capital Inc.	$1,835,455	$1,665,232
BofA Securities Inc.	2,227,787	2,546,600
Citigroup Global Markets Inc.	464,347	450,034
Goldman Sachs & Co.	2,544,287	2,433,331
J.P. Morgan Securities LLC	7,859,595	8,401,896
Morgan Stanley & Co. LLC	1,686,041	1,556,220
UBS AG London Branch (Cash)	70,854	113,694
Total	$16,688,366	$17,167,007

Global X Autonomous & Electric Vehicles ETF
Barclays Capital Inc.	$1,415,666	$1,390,933
BMO Capital Markets	2,800,410	2,741,905
BNP Paribas Securities Corp	7,793,374	7,586,090
BofA Securities Inc.	7,080,548	6,171,909
Citigroup Global Markets Inc.	8,235,896	7,993,934
Goldman Sachs & Co.	8,321,566	8,082,602
J.P. Morgan Securities LLC	2,097,144	2,154,600
Morgan Stanley & Co. LLC	10,910,137	10,671,898
National Financial Services LLC	2,610,844	2,435,569
Scotia Capital (USA) Inc.	1,269,809	1,241,680
SG Americas Securities LLC	959,032	939,000
Total	$53,494,426	$51,410,120

Global X Cloud Computing ETF
J.P. Morgan Securities LLC	$1,089,314	$991,925
Total	$1,089,314	$991,925

Notes to Financial Statements (Continued)
November 30, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral(1)
Global X Artificial Intelligence & Technology ETF
Barclays Capital Inc.	$168,834	$164,084
BMO Capital Markets	59,628	57,950
Citigroup Global Markets Inc.	159,155	153,571
Total	$387,617	$375,605

Global X Millennial Consumer ETF
BNP Paribas Securities Corp	$43,316	$43,160
BofA Securities Inc.	46,580	44,525
Citigroup Global Markets Inc.	65	61
Wells Fargo Securities LLC	33,924	33,000
Total	$123,885	$120,746

Global X Cannabis ETF
Barclays Capital Inc.	$2,110,809	$2,791,249
BMO Capital Markets.	53,227	59,040
BNP Paribas S.A. (New York Branch)	283,093	298,309
BNP Paribas Securities Corp	4,497,180	4,415,836
Goldman Sachs & Co.	1,784,785	1,856,449
J.P. Morgan Securities LLC	2,401,146	2,462,390
Morgan Stanley & Co. LLC	800,959	884,000
National Financial Services LLC	1,100,893	1,333,470
Scotia Capital (USA) Inc.	2,528,911	2,684,742
UBS AG London Branch (Cash)	115,195	123,188
UBS Securities LLC (Equities)	506	1,100
Total	$15,676,704	$16,909,773

Global X Genomics & Biotechnology ETF
BNP Paribas Securities Corp	$636,768	$617,760
Goldman Sachs & Co.	1,701,669	1,570,250
Morgan Stanley & Co. LLC	125,037	121,875
National Financial Services LLC	288,234	279,630
Total	$2,751,708	$2,589,515

Global X Telemedicine & Digital Health ETF
Barclays Capital Inc.	$922,529	$978,538
BNP Paribas Securities Corp	1,142,886	1,094,590
BofA Securities Inc.	993,543	988,600
Citigroup Global Markets Inc.	458,484	481,818
Goldman Sachs & Co.	2,108,829	2,012,529
UBS AG London Branch (Cash)	572,400	601,800
Total	$6,198,671	$6,157,875

Notes to Financial Statements (Continued)
November 30, 2022

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral(1)
Global X U.S. Infrastructure Development ETF
BNP Paribas Securities Corp	$824,904	$820,080
UBS Securities LLC (Equities)	684	680
Total	$825,588	$820,760

Global X Blockchain ETF
Barclays Capital Inc.	$4,492,047	$4,417,307
BMO Capital Markets.	101,595	109,410
BNP Paribas S.A. (New York Branch)	229,879	234,139
BNP Paribas Securities Corp	488,221	515,975
BofA Securities Inc.	1,276,421	1,490,452
Goldman Sachs & Co.	240,314	262,582
J.P. Morgan Securities LLC	2,729,012	2,711,125
National Financial Services LLC	3,022,334	3,042,325
Nomura Securities International Inc.	26,483	26,091
Scotia Capital (USA) Inc.	723,059	820,488
Total	$13,329,365	$13,629,894

(1)
It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REVERSE SHARE SPLIT
Effective June 10, 2022, the Global X Cannabis ETF executed a one to six (1:6) reverse share split for shareholders of record after the close of markets on June 10, 2022. The effect of this transaction was to divide the number of outstanding Shares of the Fund by six, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of this transaction.

Notes to Financial Statements (Concluded)
November 30, 2022

10. SUBSEQUENT EVENTS
The Board of the Trust approved a reverse share split of the issued and outstanding shares of the Global X Education ETF and the Global X Blockchain ETF (the “Reverse Share Split”). The Reverse Share Split was completed after the close of business on December 19, 2022. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented on the Statement of Changes in Net Assets for each of the years in the period then ended, and the per share data in the financial highlights for each of the years in the period then ended have been updated to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.
Fund Name	Ratio
Global X Education ETF	1:3
Global X Blockchain ETF	1:4

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of each of the twenty-eight funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-eight of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2022, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Global X Aging Population ETF (1)	Global X Video Games & Esports ETF (1)
Global X Artificial Intelligence & Technology ETF (1)	Global X Education ETF (1)
Global X Autonomous & Electric Vehicles ETF (1)	Global X Telemedicine & Digital Health ETF (1)
Global X Cannabis ETF (1)	Global X China Biotech Innovation ETF (1)
Global X Cloud Computing ETF (1)	Global X CleanTech ETF (1)
Global X Cybersecurity ETF (1)	Global X Data Center REITs & Digital Infrastructure ETF (1)
Global X FinTech ETF (1)	Global X Clean Water ETF (2)
Global X Genomics & Biotechnology ETF (1)	Global X AgTech & Food Innovation ETF (3)
Global X Health & Wellness ETF (1)	Global X Blockchain ETF (3)
Global X Internet of Things ETF (1)	Global X Hydrogen ETF (3)
Global X Millennial Consumer ETF (1)	Global X Solar ETF (4)
Global X Robotics & Artificial Intelligence ETF (1)	Global X Wind Energy ETF (4)
Global X Thematic Growth ETF (1)	Global X Green Building ETF (5)

Report of Independent Registered Public Accounting Firm

Global X U.S. Infrastructure Development ETF (1)	Global X Metaverse ETF (6)
1.	Statements of operations for the year ended November 30, 2022, and statements of changes in net assets for each of the two years in the period ended November 30, 2022.
2.
Statement of operations for the year ended November 30, 2022, and statements of changes in net assets for the year ended November 30, 2022 and the period April 8, 2021 (commencement of operations) through November 30, 2021.

3.
Statements of operations for the year ended November 30, 2022, and statements of changes in net assets for the year ended November 30, 2022 and the period July 12, 2021 (commencement of operations) through November 30, 2021.

4.
Statements of operations for the year ended November 30, 2022, and statements of changes in net assets for the year ended November 30, 2022 and the period September 8, 2021 (commencement of operations) through November 30, 2021.

5.	Statement of operations and statement of changes in net assets for the period April 11, 2022 (commencement of operations) through November 30, 2022.
6.	Statement of operations and statement of changes in net assets for the period April 26, 2022 (commencement of operations) through November 30, 2022.

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from

Report of Independent Registered Public Accounting Firm

brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 26, 2023

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Disclosure of Fund Expenses (unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2022 to November 30, 2022).
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (Continued)

	Beginning Account Value 6/1/2022	Ending Account Value 11/30/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Robotics & Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$885.50	0.69%	$3.26
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50
Global X Internet of Things ETF
Actual Fund Return	$1,000.00	$1,038.70	0.68%	$3.48
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45
Global X FinTech ETF
Actual Fund Return	$1,000.00	$809.20	0.68%	$3.08
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45
Global X Video Games & Esports ETF
Actual Fund Return	$1,000.00	$817.60	0.50%	$2.28
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54
Global X Autonomous & Electric Vehicles ETF
Actual Fund Return	$1,000.00	$922.40	0.68%	$3.28
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45
Global X Cloud Computing ETF
Actual Fund Return	$1,000.00	$940.00	0.68%	$3.31
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45
Global X Data Center REITs & Digital Infrastructure ETF
Actual Fund Return	$1,000.00	$864.30	0.51%	$2.38
Hypothetical 5% Return	1,000.00	1,022.51	0.51	2.59
Global X Cybersecurity ETF
Actual Fund Return	$1,000.00	$866.80	0.53%	$2.48
Hypothetical 5% Return	1,000.00	1,022.41	0.53	2.69
Global X Artificial Intelligence & Technology ETF
Actual Fund Return	$1,000.00	$948.90	0.68%	$3.32
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

Disclosure of Fund Expenses (unaudited) (Continued)

	Beginning Account Value 6/1/2022	Ending Account Value 11/30/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Metaverse ETF
Actual Fund Return	$1,000.00	$830.60	0.50%	$2.29
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54
Global X Millennial Consumer ETF
Actual Fund Return	$1,000.00	$963.70	0.50%	$2.46
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54
Global X Education ETF
Actual Fund Return	$1,000.00	$1,115.40	0.50%	$2.65
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54
Global X Cannabis ETF
Actual Fund Return	$1,000.00	$745.40	0.50%	$2.19
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54
Global X Genomics & Biotechnology ETF
Actual Fund Return	$1,000.00	$1,122.70	0.50%	$2.66
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54
Global X China Biotech Innovation ETF
Actual Fund Return	$1,000.00	$989.50	0.65%	$3.24
Hypothetical 5% Return	1,000.00	1,021.81	0.65	3.29
Global X Telemedicine & Digital Health ETF
Actual Fund Return	$1,000.00	$1,025.10	0.68%	$3.45
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45
Global X Aging Population ETF
Actual Fund Return	$1,000.00	$1,017.30	0.50%	$2.53
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54
Global X Health & Wellness ETF
Actual Fund Return	$1,000.00	$996.40	0.50%	$2.50
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Disclosure of Fund Expenses (unaudited) (Continued)

	Beginning Account Value 6/1/2022	Ending Account Value 11/30/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X CleanTech ETF
Actual Fund Return	$1,000.00	$1,095.50	0.50%	$2.63
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54
Global X U.S. Infrastructure Development ETF
Actual Fund Return	$1,000.00	$1,086.40	0.47%	$2.46
Hypothetical 5% Return	1,000.00	1,022.71	0.47	2.38
Global X Thematic Growth ETF
Actual Fund Return	$1,000.00	$831.10	0.50%	$2.28
Hypothetical 5% Return	1,000.00	1,024.44	0.50	2.52
Global X AgTech & Food Innovation ETF
Actual Fund Return	$1,000.00	$871.10	0.51%	$2.39
Hypothetical 5% Return	1,000.00	1,022.51	0.51	2.59
Global X Blockchain ETF
Actual Fund Return	$1,000.00	$487.80	0.50%	$1.86
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54
Global X Clean Water ETF
Actual Fund Return	$1,000.00	$1,027.60	0.50%	$2.54
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54
Global X Hydrogen ETF
Actual Fund Return	$1,000.00	$856.20	0.50%	$2.33
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54
Global X Solar ETF
Actual Fund Return	$1,000.00	$1,095.90	0.50%	$2.63
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54
Global X Wind Energy ETF
Actual Fund Return	$1,000.00	$886.90	0.50%	$2.37
Hypothetical 5% Return	1,000.00	1,022.56	0.50	2.54

Disclosure of Fund Expenses (unaudited) (Concluded)

	Beginning Account Value 6/1/2022	Ending Account Value 11/30/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Green Building ETF
Actual Fund Return	$1,000.00	$884.50	0.45%	$2.13
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Trust held on November 11, 2022, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”
In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.
RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:

Approval of Investment Advisory Agreement (unaudited) (Continued)

●	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

●	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

●
Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

●
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

●
the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.
Performance
The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and sinceinception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and overperformance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Approval of Investment Advisory Agreement (unaudited) (Continued)

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.
Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
●
comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

●
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and

Approval of Investment Advisory Agreement (unaudited) (Continued)

that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

●
that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
●	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

●
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

●	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

Approval of Investment Advisory Agreement (unaudited) (Concluded)

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (unaudited)

NAV is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, positions with the Trust, term of office and length of time served, the principal occupations for the last five years, number of Funds in the Trust overseen by the each Trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493- 8631.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 605 Third Avenue, 43rd Floor New York, NY 10158 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	112[2]	None.
Susan M. Ciccarone 605 Third Avenue, 43rd Floor New York, NY 10158 (1973)	Trustee (since 09/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	112[2]
Director of E78 Partners (since 2022); Director of ProSight Global, Inc. (since 2021); Director of Casa Holdco LP, parent of Celink (since 2018); Chairman, Payment Alliance International, Inc. (2019-2021).

Clifford J. Weber 605 Third Avenue, 43rd Floor New York, NY 10158 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013- 2015).	112[2]
Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Trustee of Clough Global Opportunities Fund (since 2017).

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee/Officers[1]
Luis Berruga 605 Third Avenue, 43rd Floor New York, NY 10158 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014).	112[2]	None.
John Belanger 605 Third Avenue, 43rd Floor New York, NY 10158 (1982)	Chief Operating Officer and Chief Financial Officer (since 12/2020)
Chief Operating Officer and Head of Portfolio Management & Portfolio Administration, GXMC (since 12/2020); Portfolio Manager (12/2020-4/2022); Secretary of the Trust (3/2020-9/2020); Head of Product Management, GXMC (since 1/2020); Consultant to GXMC (9/2018-12/2019); Chief Operating Officer, Rex Shares, LLC (2014-2018).
			N/A	N/A
Susan Lively 605 Third Avenue, 43rd Floor New York, NY 10158 (1981)	Secretary (since 09/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020).	N/A	N/A
Eric Griffith One Freedom Valley Drive Oaks, PA 19456 (1969)	Assistant Secretary (since 02/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018).	N/A	N/A
Joe Costello 605 Third Avenue, 43rd Floor New York, NY 10158 (1974)	Chief Compliance Officer (since 09/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	N/A	N/A
Ronnie Riven 605 Third Avenue, 43rd Floor New York, NY 10158 (1984)	Treasurer and Principal Accounting Officer (since 12/2020)	Director of Finance, GXMC (since 2018); Director of Accounting and Finance at Barclays Center (2016-2018); Manager of External Reporting at National Grid (2013-2015).	N/A	N/A

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee/Officers[1]
Eric Olsen[3] One Freedom Valley Drive Oaks, PA 19456 (1970)	Assistant Treasurer (since 05/2021)	Director of Accounting, SEI Investment Manager Services (March 2021 to present); formerly, Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021).	N/A	N/A

1	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
2	As of November 30, 2022, the Trust had one hundred and twelve investment portfolios, one hundred of which were operational.
3	This officer of the Trust also serves as an officer of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (unaudited)

For shareholders that do not have a November 30, 2022 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2022, the Funds have designated the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)
Global X Robotics & Artificial Intelligence ETF	12.57%	0.00%	87.43%	100.00%	7.03%
Global X Internet of Things ETF	0.00%	28.03%	71.97%	100.00%	82.32%
Global X FinTech ETF	2.69%	0.00%	97.31%	100.00%	3.41%
Global X Video Games & Esports ETF	17.60%	33.66%	48.74%	100.00%	16.91%
Global X Autonomous & Electric Vehicles ETF	0.00%	8.49%	91.51%	100.00%	75.25%
Global X Cloud Computing ETF	0.00%	100.00%	0.00%	100.00%	0.00%
Global X Data Center REITS & Digital Infrastructure ETF	0.00%	9.34%	90.66%	100.00%	7.46%
Global X Cybersecurity ETF	0.00%	13.83%	86.17%	100.00%	79.38%
Global X Artificial Intelligence & Technology ETF	0.00%	0.00%	100.00%	100.00%	100.00%
Global X Metaverse ETF	0.00%	0.00%	100.00%	100.00%	0.80%
Global X Millennial Consumer ETF	0.00%	0.00%	100.00%	100.00%	100.00%
Global X Education ETF	0.00%	0.00%	100.00%	100.00%	12.02%
Global X Cannabis ETF	2.83%	0.00%	97.17%	100.00%	2.65%
Global X Genomics & Biotechnology ETF	0.00%	0.00%	100.00%	100.00%	100.00%
Global X China Biotech Innovation ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Telemedicine & Digital Health ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Aging Population ETF	8.74%	0.00%	91.26%	100.00%	73.74%
Global X Health & Wellness ETF	0.00%	0.00%	100.00%	100.00%	51.81%
Global X CleanTech ETF	0.00%	0.00%	100.00%	100.00%	0.00%
Global X U.S. Infrastructure Development ETF	0.00%	0.00%	100.00%	100.00%	100.00%
Global X Thematic Growth ETF	0.00%	0.00%	100.00%	100.00%	0.00%
Global X AgTech & Food Innovation ETF	0.00%	0.00%	100.00%	100.00%	33.31%
Global X Blockchain ETF	1.89%	0.00%	98.11%	100.00%	0.05%
Global X Clean Water ETF	0.00%	0.00%	100.00%	100.00%	40.59%
Global X Hydrogen ETF	0.00%	0.00%	100.00%	100.00%	35.68%
Global X Solar ETF	64.66%	0.00%	35.34%	100.00%	0.00%
Global X Wind Energy ETF	0.00%	0.00%	100.00%	100.00%	0.00%
Global X Green Building ETF	0.00%	0.00%	100.00%	100.00%	1.97%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

Notice to Shareholders (unaudited)

	Qualifying Dividend Income (2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Robotics & Artificial Intelligence ETF	100.00%	0.00%	0.01%	0.00%	0.00%	37.68%
Global X Internet of Things ETF	100.00%	0.00%	0.02%	0.00%	0.00%	0.00%
Global X FinTech ETF	5.06%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Video Games & Esports ETF	100.000%	0.00%	0.01%	0.00%	0.00%	0.00%
Global X Autonomous & Electric Vehicles ETF	100.00%	0.00%	0.03%	100.00%	0.00%	0.00%
Global X Cloud Computing ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Data Center REITS & Digital Infrastructure ETF	20.66%	0.00%	0.04%	100.00%	28.74%	0.00%
Global X Cybersecurity ETF	86.63%	0.00%	0.42%	100.00%	0.00%	0.00%
Global X Artificial Intelligence & Technology ETF	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Metaverse ETF	2.54%	0.02%	0.00%	0.00%	0.00%	0.00%
Global X Millennial Consumer ETF	100.00%	0.00%	0.06%	0.00%	0.00%	0.00%
Global X Education ETF	61.92%	0.00%	0.04%	0.00%	0.00%	0.00%
Global X Cannabis ETF	2.65%	0.00%	0.01%	0.00%	0.00%	0.00%
Global X Genomics & Biotechnology ETF	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X China Biotech Innovation ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Telemedicine & Digital Health ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Aging Population ETF	100.00%	0.00%	0.16%	0.00%	0.00%	0.00%
Global X Health & Wellness ETF	100.00%	0.00%	0.02%	0.00%	0.00%	9.55%
Global X CleanTech ETF	74.09%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X U.S. Infrastructure Development ETF	100.00%	0.00%	0.03%	100.00%	0.00%	0.00%
Global X Thematic Growth ETF	3.45%	0.00%	0.19%	0.00%	0.00%	0.00%
Global X AgTech & Food Innovation ETF	64.71%	0.04%	0.03%	100.00%	0.00%	0.00%
Global X Blockchain ETF	0.05%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Clean Water ETF	100.00%	0.00%	0.00%	100.00%	0.00%	0.00%
Global X Hydrogen ETF	50.90%	0.00%	0.00%	100.00%	0.00%	0.00%
Global X Solar ETF	0.04%	0.00%	0.00%	100.00%	0.00%	0.00%
Global X Wind Energy ETF	100.00%	0.00%	0.04%	0.00%	0.00%	37.45%
Global X Green Building ETF	46.00%	0.00%	0.00%	0.00%	0.00%	21.90%

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

(3)
“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

Notice to Shareholders (unaudited)

(4)
The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)
The percentage of this column represents the amount of “Short Term Capital Gain Dividend’’ and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended November 30, 2022, the total amount of foreign source income and foreign tax credit are as follows:
Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Robotics & Artificial Intelligence ETF	$3,781,993	$1,847,180
Global X Health & Wellness ETF	191,028	30,325
Global X Wind Energy ETF	31,899	6,871
Global X Green Building ETF	86,092	4,471

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2022. Complete information will be computed and reported in conjunction with your 2022 Form 1099- DIV.

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com
Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006
Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103
This information must be preceded or accompanied by a current prospectus for the Funds described.
GLX-AR-007-0700

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2022			2021
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$1,148,958	$0	$0	$929,467	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$406,447	$0	$0	$334,184	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:
(1) Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2022	2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $406,447 and $334,184, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.
The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Luis Berruga Luis Berruga President

Date:  February 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Luis Berruga Luis Berruga President

Date: February 7, 2023

By (Signature and Title)	/s/ John Belanger John Belanger Chief Financial Officer

Date:  February 7, 2023